Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALLSPRING FUNDS TRUST
Entity Central Index Key	0001081400
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000020143
Shareholder Report [Line Items]
Fund Name	Common Stock Fund
Class Name	Class A
Trading Symbol	SCSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Common Stock Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$117	1.19%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period that ended September 30, 2025, equity markets faced volatility driven by a presidential election, tariff announcements, and continued technological transformation through artificial intelligence (AI). Despite ongoing political and economic uncertainty, resilient corporate earnings, easing inflation, and broadening market leadership supported steady gains. The AI build-out and elevated capital spending are expected to remain key market drivers, while investor focus on interest and mortgage rates is fueling optimism for a housing rebound.

The Fund trailed its benchmark for the period. Westlake Corporation, a key detractor, underperformed due to weak global demand for key products, cost pressures, and operational disruptions that led to earnings misses and reduced investor confidence. National Vision Holdings, Inc. contributed to performance, benefiting from new management’s focus on pricing optimization and a strategic focus on customers with employer-sponsored vision insurance. We remain optimistic about the Fund’s prospects given the attractive private market valuations of many of our holdings.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class A with Load	Russell 2500™ Index	Russell 3000® Index
9/30/2015	$9,425	$10,000	$10,000
10/31/2015	$10,074	$10,559	$10,790
11/30/2015	$10,148	$10,766	$10,850
12/31/2015	$9,753	$10,328	$10,627
1/31/2016	$8,999	$9,504	$10,027
2/29/2016	$9,038	$9,571	$10,024
3/31/2016	$9,866	$10,368	$10,730
4/30/2016	$9,975	$10,521	$10,796
5/31/2016	$10,137	$10,743	$10,990
6/30/2016	$9,847	$10,739	$11,012
7/31/2016	$10,384	$11,299	$11,449
8/31/2016	$10,556	$11,389	$11,478
9/30/2016	$10,596	$11,444	$11,496
10/31/2016	$10,236	$10,979	$11,248
11/30/2016	$11,019	$11,913	$11,751
12/31/2016	$11,115	$12,144	$11,980
1/31/2017	$11,452	$12,313	$12,206
2/28/2017	$11,739	$12,609	$12,660
3/31/2017	$11,744	$12,601	$12,668
4/30/2017	$11,718	$12,698	$12,803
5/31/2017	$11,667	$12,556	$12,934
6/30/2017	$11,749	$12,870	$13,050
7/31/2017	$11,856	$13,003	$13,296
8/31/2017	$11,795	$12,895	$13,322
9/30/2017	$12,301	$13,480	$13,647
10/31/2017	$12,511	$13,689	$13,945
11/30/2017	$12,940	$14,138	$14,368
12/31/2017	$13,066	$14,186	$14,512
1/31/2018	$13,544	$14,619	$15,277
2/28/2018	$12,953	$14,017	$14,714
3/31/2018	$12,987	$14,152	$14,418
4/30/2018	$13,049	$14,185	$14,473
5/31/2018	$13,356	$14,853	$14,882
6/30/2018	$13,351	$14,960	$14,979
7/31/2018	$13,732	$15,249	$15,476
8/31/2018	$14,073	$15,903	$16,020
9/30/2018	$13,976	$15,662	$16,046
10/31/2018	$12,793	$14,072	$14,865
11/30/2018	$13,152	$14,338	$15,162
12/31/2018	$11,767	$12,767	$13,751
1/31/2019	$13,012	$14,237	$14,931
2/28/2019	$13,474	$14,909	$15,457
3/31/2019	$13,447	$14,786	$15,682
4/30/2019	$14,022	$15,305	$16,309
5/31/2019	$13,286	$14,216	$15,253
6/30/2019	$14,196	$15,224	$16,325
7/31/2019	$14,317	$15,383	$16,567
8/31/2019	$13,848	$14,767	$16,229
9/30/2019	$14,103	$15,029	$16,514
10/31/2019	$14,223	$15,317	$16,870
11/30/2019	$14,792	$15,974	$17,511
12/31/2019	$14,966	$16,312	$18,017
1/31/2020	$14,601	$15,981	$17,997
2/29/2020	$13,413	$14,641	$16,523
3/31/2020	$10,125	$11,464	$14,251
4/30/2020	$11,777	$13,132	$16,139
5/31/2020	$12,637	$14,102	$17,002
6/30/2020	$12,827	$14,509	$17,390
7/31/2020	$13,254	$15,087	$18,378
8/31/2020	$13,916	$15,770	$19,709
9/30/2020	$13,611	$15,363	$18,992
10/31/2020	$13,901	$15,641	$18,582
11/30/2020	$16,009	$18,189	$20,842
12/31/2020	$17,265	$19,573	$21,780
1/31/2021	$16,961	$20,053	$21,683
2/28/2021	$18,081	$21,361	$22,361
3/31/2021	$18,530	$21,712	$23,162
4/30/2021	$19,698	$22,580	$24,356
5/31/2021	$19,562	$22,627	$24,467
6/30/2021	$19,754	$22,894	$25,071
7/31/2021	$20,058	$22,493	$25,495
8/31/2021	$20,410	$23,004	$26,222
9/30/2021	$19,570	$22,280	$25,045
10/31/2021	$20,562	$23,372	$26,739
11/30/2021	$19,954	$22,397	$26,332
12/31/2021	$20,991	$23,132	$27,369
1/31/2022	$19,351	$21,207	$25,759
2/28/2022	$19,064	$21,445	$25,110
3/31/2022	$19,294	$21,786	$25,924
4/30/2022	$17,942	$19,930	$23,598
5/31/2022	$17,673	$19,997	$23,566
6/30/2022	$16,292	$18,087	$21,595
7/31/2022	$17,721	$19,958	$23,621
8/31/2022	$17,155	$19,428	$22,739
9/30/2022	$15,640	$17,577	$20,630
10/31/2022	$16,753	$19,264	$22,322
11/30/2022	$17,961	$20,077	$23,487
12/31/2022	$17,307	$18,883	$22,112
1/31/2023	$19,200	$20,771	$23,635
2/28/2023	$18,885	$20,283	$23,083
3/31/2023	$18,377	$19,523	$23,700
4/30/2023	$18,152	$19,268	$23,952
5/31/2023	$17,375	$18,930	$24,046
6/30/2023	$18,761	$20,543	$25,688
7/31/2023	$19,504	$21,564	$26,608
8/31/2023	$19,065	$20,718	$26,095
9/30/2023	$17,904	$19,561	$24,852
10/31/2023	$16,687	$18,373	$24,193
11/30/2023	$18,321	$20,027	$26,449
12/31/2023	$20,053	$22,173	$27,852
1/31/2024	$19,725	$21,593	$28,160
2/29/2024	$20,813	$22,767	$29,685
3/31/2024	$21,432	$23,707	$30,642
4/30/2024	$19,667	$22,119	$29,294
5/31/2024	$20,567	$23,039	$30,678
6/30/2024	$20,251	$22,694	$31,628
7/31/2024	$21,643	$24,380	$32,216
8/31/2024	$21,654	$24,317	$32,917
9/30/2024	$21,771	$24,679	$33,598
10/31/2024	$21,163	$24,450	$33,351
11/30/2024	$23,058	$26,856	$35,570
12/31/2024	$21,368	$24,832	$34,483
1/31/2025	$22,063	$25,713	$35,571
2/28/2025	$20,686	$24,506	$34,890
3/31/2025	$19,495	$22,970	$32,854
4/30/2025	$18,987	$22,496	$32,634
5/31/2025	$20,165	$23,842	$34,703
6/30/2025	$21,132	$24,942	$36,466
7/31/2025	$20,946	$25,424	$37,269
8/31/2025	$21,418	$26,758	$38,131
9/30/2025	$21,132	$27,187	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	(2.93)	9.20	8.41
Class A with Load	(8.53)	7.91	7.77
Russell 2500™ Index	10.16	12.09	10.52
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 655,323,554
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 5,377,775
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$655,323,554
# of portfolio holdings	73
Portfolio turnover rate	56%
Total advisory fees paid	$5,377,775

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	22.5
Financials	18.4
Information technology	17.1
Consumer discretionary	13.5
Health care	8.9
Materials	8.1
Real estate	5.6
Energy	2.3
Investment companies	1.6
Communication services	1.4
Consumer staples	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Marvell Technology, Inc.	3.0
Teledyne Technologies, Inc.	2.1
Carlisle Cos., Inc.	2.0
National Vision Holdings, Inc.	1.9
Melrose Industries PLC	1.9
BWX Technologies, Inc.	1.8
Bio-Rad Laboratories, Inc. Class A	1.8
Planet Fitness, Inc. Class A	1.7
Allient, Inc.	1.7
HealthEquity, Inc.	1.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2024.

On November 13, 2025, Robert Wicentowski, CFA was added as a portfolio manager for the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since October 1, 2024.
C000020145
Shareholder Report [Line Items]
Fund Name	Common Stock Fund
Class Name	Class C
Trading Symbol	STSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Common Stock Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$187	1.90%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period that ended September 30, 2025, equity markets faced volatility driven by a presidential election, tariff announcements, and continued technological transformation through artificial intelligence (AI). Despite ongoing political and economic uncertainty, resilient corporate earnings, easing inflation, and broadening market leadership supported steady gains. The AI build-out and elevated capital spending are expected to remain key market drivers, while investor focus on interest and mortgage rates is fueling optimism for a housing rebound.

The Fund trailed its benchmark for the period. Westlake Corporation, a key detractor, underperformed due to weak global demand for key products, cost pressures, and operational disruptions that led to earnings misses and reduced investor confidence. National Vision Holdings, Inc. contributed to performance, benefiting from new management’s focus on pricing optimization and a strategic focus on customers with employer-sponsored vision insurance. We remain optimistic about the Fund’s prospects given the attractive private market valuations of many of our holdings.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class C with Load	Russell 2500™ Index	Russell 3000® Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,681	$10,559	$10,790
11/30/2015	$10,754	$10,766	$10,850
12/31/2015	$10,327	$10,328	$10,627
1/31/2016	$9,522	$9,504	$10,027
2/29/2016	$9,561	$9,571	$10,024
3/31/2016	$10,425	$10,368	$10,730
4/30/2016	$10,536	$10,521	$10,796
5/31/2016	$10,700	$10,743	$10,990
6/30/2016	$10,386	$10,739	$11,012
7/31/2016	$10,949	$11,299	$11,449
8/31/2016	$11,119	$11,389	$11,478
9/30/2016	$11,152	$11,444	$11,496
10/31/2016	$10,766	$10,979	$11,248
11/30/2016	$11,584	$11,913	$11,751
12/31/2016	$11,684	$12,144	$11,980
1/31/2017	$12,027	$12,313	$12,206
2/28/2017	$12,322	$12,609	$12,660
3/31/2017	$12,322	$12,601	$12,668
4/30/2017	$12,288	$12,698	$12,803
5/31/2017	$12,226	$12,556	$12,934
6/30/2017	$12,301	$12,870	$13,050
7/31/2017	$12,404	$13,003	$13,296
8/31/2017	$12,329	$12,895	$13,322
9/30/2017	$12,857	$13,480	$13,647
10/31/2017	$13,062	$13,689	$13,945
11/30/2017	$13,508	$14,138	$14,368
12/31/2017	$13,629	$14,186	$14,512
1/31/2018	$14,117	$14,619	$15,277
2/28/2018	$13,495	$14,017	$14,714
3/31/2018	$13,518	$14,152	$14,418
4/30/2018	$13,574	$14,185	$14,473
5/31/2018	$13,889	$14,853	$14,882
6/30/2018	$13,873	$14,960	$14,979
7/31/2018	$14,259	$15,249	$15,476
8/31/2018	$14,606	$15,903	$16,020
9/30/2018	$14,495	$15,662	$16,046
10/31/2018	$13,258	$14,072	$14,865
11/30/2018	$13,621	$14,338	$15,162
12/31/2018	$12,182	$12,767	$13,751
1/31/2019	$13,464	$14,237	$14,931
2/28/2019	$13,938	$14,909	$15,457
3/31/2019	$13,898	$14,786	$15,682
4/30/2019	$14,480	$15,305	$16,309
5/31/2019	$13,711	$14,216	$15,253
6/30/2019	$14,648	$15,224	$16,325
7/31/2019	$14,756	$15,383	$16,567
8/31/2019	$14,263	$14,767	$16,229
9/30/2019	$14,520	$15,029	$16,514
10/31/2019	$14,628	$15,317	$16,870
11/30/2019	$15,210	$15,974	$17,511
12/31/2019	$15,376	$16,312	$18,017
1/31/2020	$14,994	$15,981	$17,997
2/29/2020	$13,766	$14,641	$16,523
3/31/2020	$10,378	$11,464	$14,251
4/30/2020	$12,072	$13,132	$16,139
5/31/2020	$12,942	$14,102	$17,002
6/30/2020	$13,121	$14,509	$17,390
7/31/2020	$13,551	$15,087	$18,378
8/31/2020	$14,278	$15,770	$19,709
9/30/2020	$13,956	$15,363	$18,992
10/31/2020	$14,243	$15,641	$18,582
11/30/2020	$16,390	$18,189	$20,842
12/31/2020	$17,665	$19,573	$21,780
1/31/2021	$17,343	$20,053	$21,683
2/28/2021	$18,477	$21,361	$22,361
3/31/2021	$18,928	$21,712	$23,162
4/30/2021	$20,101	$22,580	$24,356
5/31/2021	$19,959	$22,627	$24,467
6/30/2021	$20,139	$22,894	$25,071
7/31/2021	$20,436	$22,493	$25,495
8/31/2021	$20,784	$23,004	$26,222
9/30/2021	$19,907	$22,280	$25,045
10/31/2021	$20,912	$23,372	$26,739
11/30/2021	$20,281	$22,397	$26,332
12/31/2021	$21,318	$23,132	$27,369
1/31/2022	$19,641	$21,207	$25,759
2/28/2022	$19,344	$21,445	$25,110
3/31/2022	$19,571	$21,786	$25,924
4/30/2022	$18,190	$19,930	$23,598
5/31/2022	$17,911	$19,997	$23,566
6/30/2022	$16,495	$18,087	$21,595
7/31/2022	$17,946	$19,958	$23,621
8/31/2022	$17,352	$19,428	$22,739
9/30/2022	$15,814	$17,577	$20,630
10/31/2022	$16,932	$19,264	$22,322
11/30/2022	$18,138	$20,077	$23,487
12/31/2022	$17,468	$18,883	$22,112
1/31/2023	$19,356	$20,771	$23,635
2/28/2023	$19,046	$20,283	$23,083
3/31/2023	$18,520	$19,523	$23,700
4/30/2023	$18,281	$19,268	$23,952
5/31/2023	$17,492	$18,930	$24,046
6/30/2023	$18,878	$20,543	$25,688
7/31/2023	$19,595	$21,564	$26,608
8/31/2023	$19,141	$20,718	$26,095
9/30/2023	$17,970	$19,561	$24,852
10/31/2023	$16,749	$18,373	$24,193
11/30/2023	$18,389	$20,027	$26,449
12/31/2023	$20,127	$22,173	$27,852
1/31/2024	$19,798	$21,593	$28,160
2/29/2024	$20,889	$22,767	$29,685
3/31/2024	$21,511	$23,707	$30,642
4/30/2024	$19,739	$22,119	$29,294
5/31/2024	$20,643	$23,039	$30,678
6/30/2024	$20,326	$22,694	$31,628
7/31/2024	$21,723	$24,380	$32,216
8/31/2024	$21,734	$24,317	$32,917
9/30/2024	$21,852	$24,679	$33,598
10/31/2024	$21,241	$24,450	$33,351
11/30/2024	$23,143	$26,856	$35,570
12/31/2024	$21,447	$24,832	$34,483
1/31/2025	$22,144	$25,713	$35,571
2/28/2025	$20,762	$24,506	$34,890
3/31/2025	$19,567	$22,970	$32,854
4/30/2025	$19,057	$22,496	$32,634
5/31/2025	$20,240	$23,842	$34,703
6/30/2025	$21,210	$24,942	$36,466
7/31/2025	$21,024	$25,424	$37,269
8/31/2025	$21,497	$26,758	$38,131
9/30/2025	$21,210	$27,187	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	(3.61)	8.42	7.81
Class C with Load	(4.61)	8.42	7.81
Russell 2500™ Index	10.16	12.09	10.52
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 655,323,554
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 5,377,775
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$655,323,554
# of portfolio holdings	73
Portfolio turnover rate	56%
Total advisory fees paid	$5,377,775

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	22.5
Financials	18.4
Information technology	17.1
Consumer discretionary	13.5
Health care	8.9
Materials	8.1
Real estate	5.6
Energy	2.3
Investment companies	1.6
Communication services	1.4
Consumer staples	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Marvell Technology, Inc.	3.0
Teledyne Technologies, Inc.	2.1
Carlisle Cos., Inc.	2.0
National Vision Holdings, Inc.	1.9
Melrose Industries PLC	1.9
BWX Technologies, Inc.	1.8
Bio-Rad Laboratories, Inc. Class A	1.8
Planet Fitness, Inc. Class A	1.7
Allient, Inc.	1.7
HealthEquity, Inc.	1.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2024.

On November 13, 2025, Robert Wicentowski, CFA was added as a portfolio manager for the Fund. At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since October 1, 2024.
C000130039
Shareholder Report [Line Items]
Fund Name	Common Stock Fund
Class Name	Class R6
Trading Symbol	SCSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Common Stock Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$82	0.83%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period that ended September 30, 2025, equity markets faced volatility driven by a presidential election, tariff announcements, and continued technological transformation through artificial intelligence (AI). Despite ongoing political and economic uncertainty, resilient corporate earnings, easing inflation, and broadening market leadership supported steady gains. The AI build-out and elevated capital spending are expected to remain key market drivers, while investor focus on interest and mortgage rates is fueling optimism for a housing rebound.

The Fund trailed its benchmark for the period. Westlake Corporation, a key detractor, underperformed due to weak global demand for key products, cost pressures, and operational disruptions that led to earnings misses and reduced investor confidence. National Vision Holdings, Inc. contributed to performance, benefiting from new management’s focus on pricing optimization and a strategic focus on customers with employer-sponsored vision insurance. We remain optimistic about the Fund’s prospects given the attractive private market valuations of many of our holdings.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class R6	Russell 2500™ Index	Russell 3000® Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,694	$10,559	$10,790
11/30/2015	$10,775	$10,766	$10,850
12/31/2015	$10,358	$10,328	$10,627
1/31/2016	$9,561	$9,504	$10,027
2/29/2016	$9,606	$9,571	$10,024
3/31/2016	$10,489	$10,368	$10,730
4/30/2016	$10,611	$10,521	$10,796
5/31/2016	$10,784	$10,743	$10,990
6/30/2016	$10,484	$10,739	$11,012
7/31/2016	$11,058	$11,299	$11,449
8/31/2016	$11,246	$11,389	$11,478
9/30/2016	$11,291	$11,444	$11,496
10/31/2016	$10,906	$10,979	$11,248
11/30/2016	$11,748	$11,913	$11,751
12/31/2016	$11,857	$12,144	$11,980
1/31/2017	$12,225	$12,313	$12,206
2/28/2017	$12,530	$12,609	$12,660
3/31/2017	$12,540	$12,601	$12,668
4/30/2017	$12,519	$12,698	$12,803
5/31/2017	$12,467	$12,556	$12,934
6/30/2017	$12,556	$12,870	$13,050
7/31/2017	$12,677	$13,003	$13,296
8/31/2017	$12,614	$12,895	$13,322
9/30/2017	$13,161	$13,480	$13,647
10/31/2017	$13,392	$13,689	$13,945
11/30/2017	$13,860	$14,138	$14,368
12/31/2017	$13,995	$14,186	$14,512
1/31/2018	$14,507	$14,619	$15,277
2/28/2018	$13,878	$14,017	$14,714
3/31/2018	$13,919	$14,152	$14,418
4/30/2018	$13,995	$14,185	$14,473
5/31/2018	$14,326	$14,853	$14,882
6/30/2018	$14,326	$14,960	$14,979
7/31/2018	$14,740	$15,249	$15,476
8/31/2018	$15,112	$15,903	$16,020
9/30/2018	$15,019	$15,662	$16,046
10/31/2018	$13,744	$14,072	$14,865
11/30/2018	$14,134	$14,338	$15,162
12/31/2018	$12,653	$12,767	$13,751
1/31/2019	$13,999	$14,237	$14,931
2/28/2019	$14,502	$14,909	$15,457
3/31/2019	$14,475	$14,786	$15,682
4/30/2019	$15,100	$15,305	$16,309
5/31/2019	$14,312	$14,216	$15,253
6/30/2019	$15,304	$15,224	$16,325
7/31/2019	$15,440	$15,383	$16,567
8/31/2019	$14,937	$14,767	$16,229
9/30/2019	$15,215	$15,029	$16,514
10/31/2019	$15,351	$15,317	$16,870
11/30/2019	$15,970	$15,974	$17,511
12/31/2019	$16,160	$16,312	$18,017
1/31/2020	$15,776	$15,981	$17,997
2/29/2020	$14,498	$14,641	$16,523
3/31/2020	$10,943	$11,464	$14,251
4/30/2020	$12,736	$13,132	$16,139
5/31/2020	$13,667	$14,102	$17,002
6/30/2020	$13,875	$14,509	$17,390
7/31/2020	$14,352	$15,087	$18,378
8/31/2020	$15,068	$15,770	$19,709
9/30/2020	$14,744	$15,363	$18,992
10/31/2020	$15,068	$15,641	$18,582
11/30/2020	$17,353	$18,189	$20,842
12/31/2020	$18,715	$19,573	$21,780
1/31/2021	$18,401	$20,053	$21,683
2/28/2021	$19,626	$21,361	$22,361
3/31/2021	$20,109	$21,712	$23,162
4/30/2021	$21,383	$22,580	$24,356
5/31/2021	$21,246	$22,627	$24,467
6/30/2021	$21,463	$22,894	$25,071
7/31/2021	$21,802	$22,493	$25,495
8/31/2021	$22,189	$23,004	$26,222
9/30/2021	$21,286	$22,280	$25,045
10/31/2021	$22,374	$23,372	$26,739
11/30/2021	$21,721	$22,397	$26,332
12/31/2021	$22,847	$23,132	$27,369
1/31/2022	$21,076	$21,207	$25,759
2/28/2022	$20,772	$21,445	$25,110
3/31/2022	$21,029	$21,786	$25,924
4/30/2022	$19,563	$19,930	$23,598
5/31/2022	$19,277	$19,997	$23,566
6/30/2022	$17,773	$18,087	$21,595
7/31/2022	$19,344	$19,958	$23,621
8/31/2022	$18,735	$19,428	$22,739
9/30/2022	$17,078	$17,577	$20,630
10/31/2022	$18,306	$19,264	$22,322
11/30/2022	$19,629	$20,077	$23,487
12/31/2022	$18,924	$18,883	$22,112
1/31/2023	$20,994	$20,771	$23,635
2/28/2023	$20,664	$20,283	$23,083
3/31/2023	$20,113	$19,523	$23,700
4/30/2023	$19,871	$19,268	$23,952
5/31/2023	$19,023	$18,930	$24,046
6/30/2023	$20,553	$20,543	$25,688
7/31/2023	$21,379	$21,564	$26,608
8/31/2023	$20,895	$20,718	$26,095
9/30/2023	$19,640	$19,561	$24,852
10/31/2023	$18,319	$18,373	$24,193
11/30/2023	$20,113	$20,027	$26,449
12/31/2023	$22,025	$22,173	$27,852
1/31/2024	$21,661	$21,593	$28,160
2/29/2024	$22,879	$22,767	$29,685
3/31/2024	$23,561	$23,707	$30,642
4/30/2024	$21,627	$22,119	$29,294
5/31/2024	$22,617	$23,039	$30,678
6/30/2024	$22,287	$22,694	$31,628
7/31/2024	$23,823	$24,380	$32,216
8/31/2024	$23,846	$24,317	$32,917
9/30/2024	$23,982	$24,679	$33,598
10/31/2024	$23,311	$24,450	$33,351
11/30/2024	$25,404	$26,856	$35,570
12/31/2024	$23,568	$24,832	$34,483
1/31/2025	$24,323	$25,713	$35,571
2/28/2025	$22,813	$24,506	$34,890
3/31/2025	$21,507	$22,970	$32,854
4/30/2025	$20,944	$22,496	$32,634
5/31/2025	$22,262	$23,842	$34,703
6/30/2025	$23,328	$24,942	$36,466
7/31/2025	$23,124	$25,424	$37,269
8/31/2025	$23,652	$26,758	$38,131
9/30/2025	$23,352	$27,187	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6	(2.63)	9.63	8.85
Russell 2500™ Index	10.16	12.09	10.52
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 655,323,554
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 5,377,775
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$655,323,554
# of portfolio holdings	73
Portfolio turnover rate	56%
Total advisory fees paid	$5,377,775

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	22.5
Financials	18.4
Information technology	17.1
Consumer discretionary	13.5
Health care	8.9
Materials	8.1
Real estate	5.6
Energy	2.3
Investment companies	1.6
Communication services	1.4
Consumer staples	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Marvell Technology, Inc.	3.0
Teledyne Technologies, Inc.	2.1
Carlisle Cos., Inc.	2.0
National Vision Holdings, Inc.	1.9
Melrose Industries PLC	1.9
BWX Technologies, Inc.	1.8
Bio-Rad Laboratories, Inc. Class A	1.8
Planet Fitness, Inc. Class A	1.7
Allient, Inc.	1.7
HealthEquity, Inc.	1.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2024.

On November 13, 2025, Robert Wicentowski, CFA was added as a portfolio manager for the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since October 1, 2024.
C000092784
Shareholder Report [Line Items]
Fund Name	Common Stock Fund
Class Name	Institutional Class
Trading Symbol	SCNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Common Stock Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$84	0.85%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period that ended September 30, 2025, equity markets faced volatility driven by a presidential election, tariff announcements, and continued technological transformation through artificial intelligence (AI). Despite ongoing political and economic uncertainty, resilient corporate earnings, easing inflation, and broadening market leadership supported steady gains. The AI build-out and elevated capital spending are expected to remain key market drivers, while investor focus on interest and mortgage rates is fueling optimism for a housing rebound.

The Fund trailed its benchmark for the period. Westlake Corporation, a key detractor, underperformed due to weak global demand for key products, cost pressures, and operational disruptions that led to earnings misses and reduced investor confidence. National Vision Holdings, Inc. contributed to performance, benefiting from new management’s focus on pricing optimization and a strategic focus on customers with employer-sponsored vision insurance. We remain optimistic about the Fund’s prospects given the attractive private market valuations of many of our holdings.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Institutional Class	Russell 2500™ Index	Russell 3000® Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,695	$10,559	$10,790
11/30/2015	$10,781	$10,766	$10,850
12/31/2015	$10,363	$10,328	$10,627
1/31/2016	$9,564	$9,504	$10,027
2/29/2016	$9,610	$9,571	$10,024
3/31/2016	$10,490	$10,368	$10,730
4/30/2016	$10,612	$10,521	$10,796
5/31/2016	$10,785	$10,743	$10,990
6/30/2016	$10,480	$10,739	$11,012
7/31/2016	$11,054	$11,299	$11,449
8/31/2016	$11,242	$11,389	$11,478
9/30/2016	$11,288	$11,444	$11,496
10/31/2016	$10,907	$10,979	$11,248
11/30/2016	$11,746	$11,913	$11,751
12/31/2016	$11,860	$12,144	$11,980
1/31/2017	$12,218	$12,313	$12,206
2/28/2017	$12,524	$12,609	$12,660
3/31/2017	$12,540	$12,601	$12,668
4/30/2017	$12,513	$12,698	$12,803
5/31/2017	$12,466	$12,556	$12,934
6/30/2017	$12,555	$12,870	$13,050
7/31/2017	$12,671	$13,003	$13,296
8/31/2017	$12,608	$12,895	$13,322
9/30/2017	$13,156	$13,480	$13,647
10/31/2017	$13,383	$13,689	$13,945
11/30/2017	$13,852	$14,138	$14,368
12/31/2017	$13,992	$14,186	$14,512
1/31/2018	$14,506	$14,619	$15,277
2/28/2018	$13,876	$14,017	$14,714
3/31/2018	$13,916	$14,152	$14,418
4/30/2018	$13,992	$14,185	$14,473
5/31/2018	$14,325	$14,853	$14,882
6/30/2018	$14,325	$14,960	$14,979
7/31/2018	$14,739	$15,249	$15,476
8/31/2018	$15,107	$15,903	$16,020
9/30/2018	$15,013	$15,662	$16,046
10/31/2018	$13,741	$14,072	$14,865
11/30/2018	$14,132	$14,338	$15,162
12/31/2018	$12,648	$12,767	$13,751
1/31/2019	$13,990	$14,237	$14,931
2/28/2019	$14,501	$14,909	$15,457
3/31/2019	$14,474	$14,786	$15,682
4/30/2019	$15,094	$15,305	$16,309
5/31/2019	$14,304	$14,216	$15,253
6/30/2019	$15,298	$15,224	$16,325
7/31/2019	$15,428	$15,383	$16,567
8/31/2019	$14,930	$14,767	$16,229
9/30/2019	$15,210	$15,029	$16,514
10/31/2019	$15,346	$15,317	$16,870
11/30/2019	$15,966	$15,974	$17,511
12/31/2019	$16,147	$16,312	$18,017
1/31/2020	$15,769	$15,981	$17,997
2/29/2020	$14,487	$14,641	$16,523
3/31/2020	$10,937	$11,464	$14,251
4/30/2020	$12,728	$13,132	$16,139
5/31/2020	$13,662	$14,102	$17,002
6/30/2020	$13,870	$14,509	$17,390
7/31/2020	$14,341	$15,087	$18,378
8/31/2020	$15,059	$15,770	$19,709
9/30/2020	$14,734	$15,363	$18,992
10/31/2020	$15,059	$15,641	$18,582
11/30/2020	$17,343	$18,189	$20,842
12/31/2020	$18,702	$19,573	$21,780
1/31/2021	$18,386	$20,053	$21,683
2/28/2021	$19,607	$21,361	$22,361
3/31/2021	$20,100	$21,712	$23,162
4/30/2021	$21,370	$22,580	$24,356
5/31/2021	$21,232	$22,627	$24,467
6/30/2021	$21,442	$22,894	$25,071
7/31/2021	$21,782	$22,493	$25,495
8/31/2021	$22,170	$23,004	$26,222
9/30/2021	$21,265	$22,280	$25,045
10/31/2021	$22,348	$23,372	$26,739
11/30/2021	$21,693	$22,397	$26,332
12/31/2021	$22,831	$23,132	$27,369
1/31/2022	$21,053	$21,207	$25,759
2/28/2022	$20,748	$21,445	$25,110
3/31/2022	$21,006	$21,786	$25,924
4/30/2022	$19,534	$19,930	$23,598
5/31/2022	$19,247	$19,997	$23,566
6/30/2022	$17,747	$18,087	$21,595
7/31/2022	$19,324	$19,958	$23,621
8/31/2022	$18,712	$19,428	$22,739
9/30/2022	$17,059	$17,577	$20,630
10/31/2022	$18,282	$19,264	$22,322
11/30/2022	$19,610	$20,077	$23,487
12/31/2022	$18,902	$18,883	$22,112
1/31/2023	$20,970	$20,771	$23,635
2/28/2023	$20,628	$20,283	$23,083
3/31/2023	$20,086	$19,523	$23,700
4/30/2023	$19,853	$19,268	$23,952
5/31/2023	$19,002	$18,930	$24,046
6/30/2023	$20,528	$20,543	$25,688
7/31/2023	$21,347	$21,564	$26,608
8/31/2023	$20,871	$20,718	$26,095
9/30/2023	$19,599	$19,561	$24,852
10/31/2023	$18,283	$18,373	$24,193
11/30/2023	$20,075	$20,027	$26,449
12/31/2023	$21,985	$22,173	$27,852
1/31/2024	$21,619	$21,593	$28,160
2/29/2024	$22,831	$22,767	$29,685
3/31/2024	$23,516	$23,707	$30,642
4/30/2024	$21,573	$22,119	$29,294
5/31/2024	$22,579	$23,039	$30,678
6/30/2024	$22,236	$22,694	$31,628
7/31/2024	$23,768	$24,380	$32,216
8/31/2024	$23,791	$24,317	$32,917
9/30/2024	$23,928	$24,679	$33,598
10/31/2024	$23,265	$24,450	$33,351
11/30/2024	$25,346	$26,856	$35,570
12/31/2024	$23,511	$24,832	$34,483
1/31/2025	$24,270	$25,713	$35,571
2/28/2025	$22,764	$24,506	$34,890
3/31/2025	$21,452	$22,970	$32,854
4/30/2025	$20,898	$22,496	$32,634
5/31/2025	$22,210	$23,842	$34,703
6/30/2025	$23,270	$24,942	$36,466
7/31/2025	$23,078	$25,424	$37,269
8/31/2025	$23,596	$26,758	$38,131
9/30/2025	$23,294	$27,187	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	(2.65)	9.59	8.82
Russell 2500™ Index	10.16	12.09	10.52
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 655,323,554
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 5,377,775
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$655,323,554
# of portfolio holdings	73
Portfolio turnover rate	56%
Total advisory fees paid	$5,377,775

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	22.5
Financials	18.4
Information technology	17.1
Consumer discretionary	13.5
Health care	8.9
Materials	8.1
Real estate	5.6
Energy	2.3
Investment companies	1.6
Communication services	1.4
Consumer staples	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Marvell Technology, Inc.	3.0
Teledyne Technologies, Inc.	2.1
Carlisle Cos., Inc.	2.0
National Vision Holdings, Inc.	1.9
Melrose Industries PLC	1.9
BWX Technologies, Inc.	1.8
Bio-Rad Laboratories, Inc. Class A	1.8
Planet Fitness, Inc. Class A	1.7
Allient, Inc.	1.7
HealthEquity, Inc.	1.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2024.

On November 13, 2025, Robert Wicentowski, CFA was added as a portfolio manager for the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since October 1, 2024.
C000255144
Shareholder Report [Line Items]
Fund Name	Managed Account CoreBuilder<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Shares - Series SP
Trading Symbol	APSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series SP for the period from December 10, 2024 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-888-877-9275.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series SP	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund. This commitment has an indefinite term. Without this commitment, the costs shown above would have been higher. See the prospectus for expenses excluded from this commitment.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00% [1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the nine-month period that ended September 30, 2025. After peaking in January 2025, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The U.S. Federal Reserve (Fed) cut rates a total of 25 basis points (bps; 100 bps equal 1.00%) during the period, which ended with markets pricing in two additional cuts to the federal funds rate range by the end of 2025. Credit spreads narrowed and remained subdued for much of the period, near the tightest levels of the past 20 years for many credit sectors.

The no-fee CoreBuilder Shares – Series SP mutual fund is used along with individual bonds to create the Short Plus separately managed account strategy.

Within the Fund, top contributions to performance came from sector allocation—primarily out-of-benchmark sectors, including U.S. and European high yield bonds and European investment-grade bonds. Non-USD exposure to emerging and developed market government bonds produced mixed results. Credit-quality allocations, security selection, and duration and curve management all contributed to returns. Allocations to non-agency mortgage-backed securities detracted.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	CoreBuilder Shares - Series SP	Bloomberg U.S. 1-3 Year Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
12/9/2024	$10,000	$10,000	$10,000
12/31/2024	$10,029	$10,002	$9,817
1/31/2025	$10,091	$10,047	$9,869
2/28/2025	$10,134	$10,118	$10,086
3/31/2025	$10,153	$10,164	$10,090
4/30/2025	$10,182	$10,241	$10,129
5/31/2025	$10,231	$10,228	$10,057
6/30/2025	$10,302	$10,293	$10,211
7/31/2025	$10,327	$10,291	$10,184
8/31/2025	$10,412	$10,381	$10,306
9/30/2025	$10,462	$10,416	$10,419

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	Since Inception (12/10/24)
CoreBuilder Shares - Series SP	4.62
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	4.16
Bloomberg U.S. Aggregate Bond Index	4.19

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 26,839,958
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$26,839,958
# of portfolio holdings	142
Portfolio turnover rate	131%
Total advisory fees paid	$0

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Non-agency mortgage-backed securities	25.0
Asset-backed securities	25.0
U.S. Treasury securities	19.8
Corporate bonds and notes	15.4
Foreign government bonds	4.8
Agency securities	3.1
Yankee corporate bonds and notes	3.1
Foreign corporate bonds and notes	3.0
Yankee government bonds	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.75%, 6‑30‑2027	5.9
U.S. Treasury Notes, 4.25%, 11‑30‑2026	5.2
U.S. Treasury Notes, 3.88%, 7‑31‑2027	3.3
U.S. Treasury Notes, 3.63%, 8‑31‑2027	3.0
U.S. Treasury Notes, 3.88%, 3‑31‑2027	2.3
SWCH Commercial Mortgage Trust Series 2025-DATA Class C, 6.24%, 2‑15‑2042	1.7
ClickLease Equipment Receivables Trust Series 2024-1 Class C, 8.40%, 2‑15‑2030	1.4
BAHA Trust Series 2024-MAR Class B, 7.07%, 12‑10‑2041	1.4
Avis Budget Rental Car Funding AESOP LLC Series 2023-6A Class A, 5.81%, 12‑20‑2029	1.4
Avant Loans Funding Trust Series 2024-REV1 Class B, 6.17%, 10‑15‑2033	1.3

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since December 10, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the appointment of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison, became a portfolio manager to the Fund.

Material Fund Change Adviser [Text Block]

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the appointment of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison, became a portfolio manager to the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since December 10, 2024.
C000122977
Shareholder Report [Line Items]
Fund Name	Income Plus Fund
Class Name	Class A
Trading Symbol	WSIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Income Plus Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended September 30, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The U.S. Federal Reserve (Fed) cut rates a total of 75 basis points (bps; 100 bps equal 1.00%) during the period, with markets pricing in two more cuts in 2025.

Credit spreads narrowed and remained subdued for much of the period, near the tightest levels in 20 years for many credit sectors. Duration exposure was near the Fund’s strategic neutral of 4.0 years before being extended in March 2025 and tactically extended until August 2025. Duration was brought back to the strategic neutral at period-end.

The Fund’s credit exposure was higher in quality than the benchmark, and credit exposure was reduced as valuations became more extreme. The portfolio was positioned to benefit from a variety of securitized exposures. The top contributors to performance were duration and curve exposure, sector allocation, credit-quality allocation, and security selection.

The main detractor from performance was an allocation to non-agency collateralized mortgage obligations.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class A with Load	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$9,597	$10,000
10/31/2015	$9,682	$10,002
11/30/2015	$9,629	$9,975
12/31/2015	$9,521	$9,943
1/31/2016	$9,372	$10,080
2/29/2016	$9,312	$10,151
3/31/2016	$9,581	$10,244
4/30/2016	$9,738	$10,284
5/31/2016	$9,699	$10,286
6/30/2016	$9,764	$10,471
7/31/2016	$9,883	$10,537
8/31/2016	$9,972	$10,525
9/30/2016	$10,005	$10,519
10/31/2016	$10,048	$10,439
11/30/2016	$9,959	$10,192
12/31/2016	$10,053	$10,206
1/31/2017	$10,140	$10,226
2/28/2017	$10,239	$10,295
3/31/2017	$10,261	$10,290
4/30/2017	$10,344	$10,369
5/31/2017	$10,421	$10,449
6/30/2017	$10,455	$10,438
7/31/2017	$10,543	$10,483
8/31/2017	$10,571	$10,577
9/30/2017	$10,610	$10,527
10/31/2017	$10,653	$10,533
11/30/2017	$10,661	$10,519
12/31/2017	$10,713	$10,568
1/31/2018	$10,791	$10,446
2/28/2018	$10,746	$10,347
3/31/2018	$10,738	$10,413
4/30/2018	$10,716	$10,336
5/31/2018	$10,659	$10,410
6/30/2018	$10,627	$10,397
7/31/2018	$10,742	$10,399
8/31/2018	$10,711	$10,466
9/30/2018	$10,779	$10,399
10/31/2018	$10,717	$10,317
11/30/2018	$10,665	$10,378
12/31/2018	$10,595	$10,569
1/31/2019	$10,838	$10,681
2/28/2019	$10,926	$10,675
3/31/2019	$10,982	$10,880
4/30/2019	$11,080	$10,883
5/31/2019	$11,049	$11,076
6/30/2019	$11,195	$11,215
7/31/2019	$11,283	$11,240
8/31/2019	$11,245	$11,531
9/30/2019	$11,282	$11,470
10/31/2019	$11,342	$11,504
11/30/2019	$11,382	$11,498
12/31/2019	$11,497	$11,490
1/31/2020	$11,569	$11,711
2/29/2020	$11,478	$11,922
3/31/2020	$10,503	$11,852
4/30/2020	$10,912	$12,063
5/31/2020	$11,275	$12,119
6/30/2020	$11,470	$12,195
7/31/2020	$11,779	$12,377
8/31/2020	$11,893	$12,277
9/30/2020	$11,801	$12,271
10/31/2020	$11,804	$12,216
11/30/2020	$12,218	$12,336
12/31/2020	$12,397	$12,353
1/31/2021	$12,438	$12,264
2/28/2021	$12,496	$12,087
3/31/2021	$12,491	$11,936
4/30/2021	$12,603	$12,030
5/31/2021	$12,687	$12,070
6/30/2021	$12,764	$12,155
7/31/2021	$12,745	$12,290
8/31/2021	$12,787	$12,267
9/30/2021	$12,766	$12,161
10/31/2021	$12,721	$12,157
11/30/2021	$12,626	$12,193
12/31/2021	$12,742	$12,162
1/31/2022	$12,547	$11,900
2/28/2022	$12,377	$11,767
3/31/2022	$12,266	$11,441
4/30/2022	$11,950	$11,006
5/31/2022	$11,933	$11,077
6/30/2022	$11,511	$10,904
7/31/2022	$11,787	$11,170
8/31/2022	$11,619	$10,854
9/30/2022	$11,263	$10,385
10/31/2022	$11,273	$10,251
11/30/2022	$11,572	$10,628
12/31/2022	$11,575	$10,580
1/31/2023	$11,947	$10,905
2/28/2023	$11,735	$10,623
3/31/2023	$11,839	$10,893
4/30/2023	$11,919	$10,959
5/31/2023	$11,852	$10,840
6/30/2023	$11,911	$10,801
7/31/2023	$12,017	$10,794
8/31/2023	$12,023	$10,725
9/30/2023	$11,842	$10,452
10/31/2023	$11,707	$10,287
11/30/2023	$12,186	$10,753
12/31/2023	$12,623	$11,165
1/31/2024	$12,667	$11,134
2/29/2024	$12,581	$10,977
3/31/2024	$12,708	$11,078
4/30/2024	$12,540	$10,798
5/31/2024	$12,724	$10,981
6/30/2024	$12,767	$11,085
7/31/2024	$12,998	$11,344
8/31/2024	$13,169	$11,507
9/30/2024	$13,354	$11,661
10/31/2024	$13,195	$11,372
11/30/2024	$13,342	$11,493
12/31/2024	$13,264	$11,304
1/31/2025	$13,407	$11,364
2/28/2025	$13,569	$11,614
3/31/2025	$13,527	$11,619
4/30/2025	$13,484	$11,664
5/31/2025	$13,560	$11,581
6/30/2025	$13,761	$11,759
7/31/2025	$13,802	$11,728
8/31/2025	$13,931	$11,868
9/30/2025	$14,052	$11,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	5.35	3.55	3.89
Class A with Load	1.07	2.72	3.46
Bloomberg U.S. Aggregate Bond Index	2.88	(0.45)	1.84

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 213,335,034
Holdings Count | Holding	416
Advisory Fees Paid, Amount	$ 297,225
InvestmentCompanyPortfolioTurnover	486.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$213,335,034
# of portfolio holdings	416
Consolidated Portfolio turnover rate	486%
Consolidated Total advisory fees paid	$297,225

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.3
AA/Aa	48.7
A/A	9.9
BBB/Baa	15.0
BB/Ba	12.6
B/B	5.7
CCC/Caa and below	2.4
Not rated	3.3
Other	0.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	28.3
Corporate bonds and notes	18.9
U.S. Treasury securities	15.3
Foreign government bonds	10.4
Foreign corporate bonds and notes	9.1
Yankee corporate bonds and notes	7.8
Asset-backed securities	5.7
Non-agency mortgage-backed securities	2.0
Yankee government bonds	1.5
Loans	0.5
Investment companies	0.4
Common stocks	0.1

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 5.50%, 10‑15‑2054	9.0
FNMA, 5.00%, 10‑14‑2055	7.1
U.S. Treasury Notes, 3.63%, 8‑31‑2027	6.9
FNMA, 6.00%, 10‑15‑2054	5.9
GNMA, 6.00%, 10‑15‑2054	5.6
U.S. Treasury Notes, 4.13%, 2‑28‑2027	4.6
U.S. Treasury Notes, 3.75%, 6‑30‑2027	3.8
U.K. Gilts, 3.75%, 3‑7‑2027	2.5
FHLMC, 5.50%, 10‑1‑2054	2.2
U.S. Treasury Notes, 4.13%, 10‑31‑2026	2.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the appointment of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison, became a portfolio manager to the Fund.

Material Fund Change Adviser [Text Block]

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the appointment of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison, became a portfolio manager to the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since October 1, 2024.
C000122978
Shareholder Report [Line Items]
Fund Name	Income Plus Fund
Class Name	Class C
Trading Symbol	WSICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Income Plus Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$149	1.46%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended September 30, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The U.S. Federal Reserve (Fed) cut rates a total of 75 basis points (bps; 100 bps equal 1.00%) during the period, with markets pricing in two more cuts in 2025.

Credit spreads narrowed and remained subdued for much of the period, near the tightest levels in 20 years for many credit sectors. Duration exposure was near the Fund’s strategic neutral of 4.0 years before being extended in March 2025 and tactically extended until August 2025. Duration was brought back to the strategic neutral at period-end.

The Fund’s credit exposure was higher in quality than the benchmark, and credit exposure was reduced as valuations became more extreme. The portfolio was positioned to benefit from a variety of securitized exposures. The top contributors to performance were duration and curve exposure, sector allocation, credit-quality allocation, and security selection.

The main detractor from performance was an allocation to non-agency collateralized mortgage obligations.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class C with Load	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000
10/31/2015	$10,078	$10,002
11/30/2015	$10,011	$9,975
12/31/2015	$9,897	$9,943
1/31/2016	$9,730	$10,080
2/29/2016	$9,674	$10,151
3/31/2016	$9,942	$10,244
4/30/2016	$10,107	$10,284
5/31/2016	$10,060	$10,286
6/30/2016	$10,110	$10,471
7/31/2016	$10,234	$10,537
8/31/2016	$10,313	$10,525
9/30/2016	$10,347	$10,519
10/31/2016	$10,380	$10,439
11/30/2016	$10,279	$10,192
12/31/2016	$10,378	$10,206
1/31/2017	$10,457	$10,226
2/28/2017	$10,559	$10,295
3/31/2017	$10,571	$10,290
4/30/2017	$10,650	$10,369
5/31/2017	$10,729	$10,449
6/30/2017	$10,754	$10,438
7/31/2017	$10,834	$10,483
8/31/2017	$10,863	$10,577
9/30/2017	$10,885	$10,527
10/31/2017	$10,922	$10,533
11/30/2017	$10,935	$10,519
12/31/2017	$10,968	$10,568
1/31/2018	$11,049	$10,446
2/28/2018	$10,991	$10,347
3/31/2018	$10,991	$10,413
4/30/2018	$10,952	$10,336
5/31/2018	$10,886	$10,410
6/30/2018	$10,847	$10,397
7/31/2018	$10,956	$10,399
8/31/2018	$10,929	$10,466
9/30/2018	$10,980	$10,399
10/31/2018	$10,909	$10,317
11/30/2018	$10,861	$10,378
12/31/2018	$10,782	$10,569
1/31/2019	$11,031	$10,681
2/28/2019	$11,106	$10,675
3/31/2019	$11,157	$10,880
4/30/2019	$11,250	$10,883
5/31/2019	$11,200	$11,076
6/30/2019	$11,352	$11,215
7/31/2019	$11,422	$11,240
8/31/2019	$11,376	$11,531
9/30/2019	$11,420	$11,470
10/31/2019	$11,462	$11,504
11/30/2019	$11,495	$11,498
12/31/2019	$11,600	$11,490
1/31/2020	$11,669	$11,711
2/29/2020	$11,572	$11,922
3/31/2020	$10,587	$11,852
4/30/2020	$10,988	$12,063
5/31/2020	$11,341	$12,119
6/30/2020	$11,542	$12,195
7/31/2020	$11,834	$12,377
8/31/2020	$12,028	$12,277
9/30/2020	$11,927	$12,271
10/31/2020	$11,922	$12,216
11/30/2020	$12,330	$12,336
12/31/2020	$12,510	$12,353
1/31/2021	$12,537	$12,264
2/28/2021	$12,588	$12,087
3/31/2021	$12,576	$11,936
4/30/2021	$12,680	$12,030
5/31/2021	$12,758	$12,070
6/30/2021	$12,826	$12,155
7/31/2021	$12,799	$12,290
8/31/2021	$12,833	$12,267
9/30/2021	$12,805	$12,161
10/31/2021	$12,751	$12,157
11/30/2021	$12,649	$12,193
12/31/2021	$12,763	$12,162
1/31/2022	$12,552	$11,900
2/28/2022	$12,389	$11,767
3/31/2022	$12,258	$11,441
4/30/2022	$11,941	$11,006
5/31/2022	$11,915	$11,077
6/30/2022	$11,489	$10,904
7/31/2022	$11,768	$11,170
8/31/2022	$11,593	$10,854
9/30/2022	$11,220	$10,385
10/31/2022	$11,223	$10,251
11/30/2022	$11,526	$10,628
12/31/2022	$11,519	$10,580
1/31/2023	$11,883	$10,905
2/28/2023	$11,667	$10,623
3/31/2023	$11,761	$10,893
4/30/2023	$11,833	$10,959
5/31/2023	$11,760	$10,840
6/30/2023	$11,810	$10,801
7/31/2023	$11,907	$10,794
8/31/2023	$11,906	$10,725
9/30/2023	$11,719	$10,452
10/31/2023	$11,586	$10,287
11/30/2023	$12,059	$10,753
12/31/2023	$12,492	$11,165
1/31/2024	$12,536	$11,134
2/29/2024	$12,451	$10,977
3/31/2024	$12,576	$11,078
4/30/2024	$12,410	$10,798
5/31/2024	$12,592	$10,981
6/30/2024	$12,634	$11,085
7/31/2024	$12,863	$11,344
8/31/2024	$13,033	$11,507
9/30/2024	$13,215	$11,661
10/31/2024	$13,058	$11,372
11/30/2024	$13,204	$11,493
12/31/2024	$13,126	$11,304
1/31/2025	$13,268	$11,364
2/28/2025	$13,428	$11,614
3/31/2025	$13,387	$11,619
4/30/2025	$13,344	$11,664
5/31/2025	$13,419	$11,581
6/30/2025	$13,618	$11,759
7/31/2025	$13,659	$11,728
8/31/2025	$13,787	$11,868
9/30/2025	$13,907	$11,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	4.53	2.81	3.35
Class C with Load	3.53	2.81	3.35
Bloomberg U.S. Aggregate Bond Index	2.88	(0.45)	1.84

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 213,335,034
Holdings Count | Holding	416
Advisory Fees Paid, Amount	$ 297,225
InvestmentCompanyPortfolioTurnover	486.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$213,335,034
# of portfolio holdings	416
Consolidated Portfolio turnover rate	486%
Consolidated Total advisory fees paid	$297,225

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.3
AA/Aa	48.7
A/A	9.9
BBB/Baa	15.0
BB/Ba	12.6
B/B	5.7
CCC/Caa and below	2.4
Not rated	3.3
Other	0.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	28.3
Corporate bonds and notes	18.9
U.S. Treasury securities	15.3
Foreign government bonds	10.4
Foreign corporate bonds and notes	9.1
Yankee corporate bonds and notes	7.8
Asset-backed securities	5.7
Non-agency mortgage-backed securities	2.0
Yankee government bonds	1.5
Loans	0.5
Investment companies	0.4
Common stocks	0.1

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 5.50%, 10‑15‑2054	9.0
FNMA, 5.00%, 10‑14‑2055	7.1
U.S. Treasury Notes, 3.63%, 8‑31‑2027	6.9
FNMA, 6.00%, 10‑15‑2054	5.9
GNMA, 6.00%, 10‑15‑2054	5.6
U.S. Treasury Notes, 4.13%, 2‑28‑2027	4.6
U.S. Treasury Notes, 3.75%, 6‑30‑2027	3.8
U.K. Gilts, 3.75%, 3‑7‑2027	2.5
FHLMC, 5.50%, 10‑1‑2054	2.2
U.S. Treasury Notes, 4.13%, 10‑31‑2026	2.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the appointment of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison, became a portfolio manager to the Fund.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

Material Fund Change Adviser [Text Block]

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the appointment of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison, became a portfolio manager to the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since October 1, 2024.
C000122976
Shareholder Report [Line Items]
Fund Name	Income Plus Fund
Class Name	Institutional Class
Trading Symbol	WSINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Income Plus Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended September 30, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The U.S. Federal Reserve (Fed) cut rates a total of 75 basis points (bps; 100 bps equal 1.00%) during the period, with markets pricing in two more cuts in 2025.

Credit spreads narrowed and remained subdued for much of the period, near the tightest levels in 20 years for many credit sectors. Duration exposure was near the Fund’s strategic neutral of 4.0 years before being extended in March 2025 and tactically extended until August 2025. Duration was brought back to the strategic neutral at period-end.

The Fund’s credit exposure was higher in quality than the benchmark, and credit exposure was reduced as valuations became more extreme. The portfolio was positioned to benefit from a variety of securitized exposures. The top contributors to performance were duration and curve exposure, sector allocation, credit-quality allocation, and security selection.

The main detractor from performance was an allocation to non-agency collateralized mortgage obligations.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000
10/31/2015	$10,088	$10,002
11/30/2015	$10,033	$9,975
12/31/2015	$9,927	$9,943
1/31/2016	$9,771	$10,080
2/29/2016	$9,709	$10,151
3/31/2016	$9,991	$10,244
4/30/2016	$10,168	$10,284
5/31/2016	$10,130	$10,286
6/30/2016	$10,190	$10,471
7/31/2016	$10,325	$10,537
8/31/2016	$10,412	$10,525
9/30/2016	$10,446	$10,519
10/31/2016	$10,492	$10,439
11/30/2016	$10,403	$10,192
12/31/2016	$10,517	$10,206
1/31/2017	$10,597	$10,226
2/28/2017	$10,711	$10,295
3/31/2017	$10,734	$10,290
4/30/2017	$10,833	$10,369
5/31/2017	$10,917	$10,449
6/30/2017	$10,955	$10,438
7/31/2017	$11,048	$10,483
8/31/2017	$11,085	$10,577
9/30/2017	$11,118	$10,527
10/31/2017	$11,166	$10,533
11/30/2017	$11,189	$10,519
12/31/2017	$11,236	$10,568
1/31/2018	$11,318	$10,446
2/28/2018	$11,283	$10,347
3/31/2018	$11,282	$10,413
4/30/2018	$11,263	$10,336
5/31/2018	$11,194	$10,410
6/30/2018	$11,164	$10,397
7/31/2018	$11,287	$10,399
8/31/2018	$11,270	$10,466
9/30/2018	$11,333	$10,399
10/31/2018	$11,270	$10,317
11/30/2018	$11,231	$10,378
12/31/2018	$11,162	$10,569
1/31/2019	$11,419	$10,681
2/28/2019	$11,503	$10,675
3/31/2019	$11,566	$10,880
4/30/2019	$11,672	$10,883
5/31/2019	$11,642	$11,076
6/30/2019	$11,799	$11,215
7/31/2019	$11,895	$11,240
8/31/2019	$11,857	$11,531
9/30/2019	$11,899	$11,470
10/31/2019	$11,967	$11,504
11/30/2019	$12,012	$11,498
12/31/2019	$12,127	$11,490
1/31/2020	$12,205	$11,711
2/29/2020	$12,124	$11,922
3/31/2020	$11,106	$11,852
4/30/2020	$11,526	$12,063
5/31/2020	$11,906	$12,119
6/30/2020	$12,129	$12,195
7/31/2020	$12,447	$12,377
8/31/2020	$12,584	$12,277
9/30/2020	$12,489	$12,271
10/31/2020	$12,483	$12,216
11/30/2020	$12,925	$12,336
12/31/2020	$13,134	$12,353
1/31/2021	$13,166	$12,264
2/28/2021	$13,230	$12,087
3/31/2021	$13,228	$11,936
4/30/2021	$13,365	$12,030
5/31/2021	$13,457	$12,070
6/30/2021	$13,529	$12,155
7/31/2021	$13,513	$12,290
8/31/2021	$13,561	$12,267
9/30/2021	$13,542	$12,161
10/31/2021	$13,496	$12,157
11/30/2021	$13,399	$12,193
12/31/2021	$13,539	$12,162
1/31/2022	$13,320	$11,900
2/28/2022	$13,156	$11,767
3/31/2022	$13,027	$11,441
4/30/2022	$12,695	$11,006
5/31/2022	$12,694	$11,077
6/30/2022	$12,234	$10,904
7/31/2022	$12,545	$11,170
8/31/2022	$12,370	$10,854
9/30/2022	$11,980	$10,385
10/31/2022	$11,994	$10,251
11/30/2022	$12,316	$10,628
12/31/2022	$12,325	$10,580
1/31/2023	$12,724	$10,905
2/28/2023	$12,501	$10,623
3/31/2023	$12,616	$10,893
4/30/2023	$12,704	$10,959
5/31/2023	$12,650	$10,840
6/30/2023	$12,702	$10,801
7/31/2023	$12,819	$10,794
8/31/2023	$12,829	$10,725
9/30/2023	$12,639	$10,452
10/31/2023	$12,498	$10,287
11/30/2023	$13,013	$10,753
12/31/2023	$13,486	$11,165
1/31/2024	$13,536	$11,134
2/29/2024	$13,447	$10,977
3/31/2024	$13,588	$11,078
4/30/2024	$13,411	$10,798
5/31/2024	$13,613	$10,981
6/30/2024	$13,662	$11,085
7/31/2024	$13,913	$11,344
8/31/2024	$14,101	$11,507
9/30/2024	$14,287	$11,661
10/31/2024	$14,136	$11,372
11/30/2024	$14,298	$11,493
12/31/2024	$14,218	$11,304
1/31/2025	$14,375	$11,364
2/28/2025	$14,553	$11,614
3/31/2025	$14,496	$11,619
4/30/2025	$14,469	$11,664
5/31/2025	$14,539	$11,581
6/30/2025	$14,758	$11,759
7/31/2025	$14,824	$11,728
8/31/2025	$14,967	$11,868
9/30/2025	$15,085	$11,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	5.58	3.85	4.20
Bloomberg U.S. Aggregate Bond Index	2.88	(0.45)	1.84

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 213,335,034
Holdings Count | Holding	416
Advisory Fees Paid, Amount	$ 297,225
InvestmentCompanyPortfolioTurnover	486.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$213,335,034
# of portfolio holdings	416
Consolidated Portfolio turnover rate	486%
Consolidated Total advisory fees paid	$297,225

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.3
AA/Aa	48.7
A/A	9.9
BBB/Baa	15.0
BB/Ba	12.6
B/B	5.7
CCC/Caa and below	2.4
Not rated	3.3
Other	0.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	28.3
Corporate bonds and notes	18.9
U.S. Treasury securities	15.3
Foreign government bonds	10.4
Foreign corporate bonds and notes	9.1
Yankee corporate bonds and notes	7.8
Asset-backed securities	5.7
Non-agency mortgage-backed securities	2.0
Yankee government bonds	1.5
Loans	0.5
Investment companies	0.4
Common stocks	0.1

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 5.50%, 10‑15‑2054	9.0
FNMA, 5.00%, 10‑14‑2055	7.1
U.S. Treasury Notes, 3.63%, 8‑31‑2027	6.9
FNMA, 6.00%, 10‑15‑2054	5.9
GNMA, 6.00%, 10‑15‑2054	5.6
U.S. Treasury Notes, 4.13%, 2‑28‑2027	4.6
U.S. Treasury Notes, 3.75%, 6‑30‑2027	3.8
U.K. Gilts, 3.75%, 3‑7‑2027	2.5
FHLMC, 5.50%, 10‑1‑2054	2.2
U.S. Treasury Notes, 4.13%, 10‑31‑2026	2.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the appointment of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison, became a portfolio manager to the Fund.

Material Fund Change Adviser [Text Block]

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the appointment of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison, became a portfolio manager to the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since October 1, 2024.
C000020246
Shareholder Report [Line Items]
Fund Name	Index Asset Allocation Fund
Class Name	Administrator Class
Trading Symbol	WFAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Index Asset Allocation Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$94	0.90%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the trailing 12 months, equity and fixed income markets benefited from steady growth and moderating inflation, along with expectations of Federal Reserve rate cuts. U.S. consumer spending held firm amid resilient labor market conditions and solid household balance sheets. The neutral allocation has 60% of the Fund’s assets invested in the S&P 500 Index, which posted a 17.60% return. The stock market was led by communication services stocks (+35.55%), but the rally was broad based as 8 of the 11 index sectors posted positive returns. The neutral allocation has 40% of the Fund’s assets invested in the Bloomberg U.S. Treasury Index, which posted a 2.06% gain for the period. The Fund’s Tactical Asset Allocation (TAA) activity was the largest detractor from relative performance. Our TAA activity featured an underweight to stocks during the tariff relief rally and an overweight to bonds while yields rose. At period-end, the Fund’s effective exposure was 70.9% stocks, 43.4% bonds, and -14.3% cash versus the benchmark allocation of 60% stock and 40% bonds. Over the period, the TAA activity detracted around 107 basis points (bps; 100 bps equal 1.00%) to relative performance.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Administrator Class	Index Asset Allocation Blended Index	Russell 3000® Index	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,487	$10,491	$10,790	$10,002
11/30/2015	$10,487	$10,493	$10,850	$9,975
12/31/2015	$10,376	$10,387	$10,627	$9,943
1/31/2016	$10,133	$10,166	$10,027	$10,080
2/29/2016	$10,129	$10,194	$10,024	$10,151
3/31/2016	$10,576	$10,615	$10,730	$10,244
4/30/2016	$10,591	$10,636	$10,796	$10,284
5/31/2016	$10,694	$10,750	$10,990	$10,286
6/30/2016	$10,754	$10,862	$11,012	$10,471
7/31/2016	$10,995	$11,120	$11,449	$10,537
8/31/2016	$10,987	$11,105	$11,478	$10,525
9/30/2016	$10,991	$11,100	$11,496	$10,519
10/31/2016	$10,858	$10,930	$11,248	$10,439
11/30/2016	$11,054	$11,056	$11,751	$10,192
12/31/2016	$11,181	$11,182	$11,980	$10,206
1/31/2017	$11,312	$11,320	$12,206	$10,226
2/28/2017	$11,590	$11,612	$12,660	$10,295
3/31/2017	$11,592	$11,618	$12,668	$10,290
4/30/2017	$11,671	$11,722	$12,803	$10,369
5/31/2017	$11,773	$11,851	$12,934	$10,449
6/30/2017	$11,808	$11,888	$13,050	$10,438
7/31/2017	$11,951	$12,042	$13,296	$10,483
8/31/2017	$11,985	$12,117	$13,322	$10,577
9/30/2017	$12,112	$12,225	$13,647	$10,527
10/31/2017	$12,268	$12,390	$13,945	$10,533
11/30/2017	$12,487	$12,612	$14,368	$10,519
12/31/2017	$12,568	$12,711	$14,512	$10,568
1/31/2018	$12,965	$13,079	$15,277	$10,446
2/28/2018	$12,640	$12,750	$14,714	$10,347
3/31/2018	$12,438	$12,604	$14,418	$10,413
4/30/2018	$12,438	$12,592	$14,473	$10,336
5/31/2018	$12,668	$12,819	$14,882	$10,410
6/30/2018	$12,721	$12,868	$14,979	$10,397
7/31/2018	$13,012	$13,133	$15,476	$10,399
8/31/2018	$13,319	$13,430	$16,020	$10,466
9/30/2018	$13,316	$13,426	$16,046	$10,399
10/31/2018	$12,697	$12,850	$14,865	$10,317
11/30/2018	$12,909	$13,053	$15,162	$10,378
12/31/2018	$12,235	$12,458	$13,751	$10,569
1/31/2019	$12,918	$13,080	$14,931	$10,681
2/28/2019	$13,140	$13,318	$15,457	$10,675
3/31/2019	$13,385	$13,575	$15,682	$10,880
4/30/2019	$13,668	$13,890	$16,309	$10,883
5/31/2019	$13,298	$13,491	$15,253	$11,076
6/30/2019	$13,852	$14,111	$16,325	$11,215
7/31/2019	$13,956	$14,226	$16,567	$11,240
8/31/2019	$14,000	$14,284	$16,229	$11,531
9/30/2019	$14,080	$14,396	$16,514	$11,470
10/31/2019	$14,228	$14,587	$16,870	$11,504
11/30/2019	$14,497	$14,887	$17,511	$11,498
12/31/2019	$14,703	$15,124	$18,017	$11,490
1/31/2020	$14,865	$15,268	$17,997	$11,711
2/29/2020	$14,279	$14,676	$16,523	$11,922
3/31/2020	$13,458	$13,758	$14,251	$11,852
4/30/2020	$14,540	$14,851	$16,139	$12,063
5/31/2020	$14,969	$15,260	$17,002	$12,119
6/30/2020	$15,161	$15,448	$17,390	$12,195
7/31/2020	$15,750	$16,041	$18,378	$12,377
8/31/2020	$16,364	$16,663	$19,709	$12,277
9/30/2020	$15,947	$16,292	$18,992	$12,271
10/31/2020	$15,664	$15,971	$18,582	$12,216
11/30/2020	$16,734	$17,042	$20,842	$12,336
12/31/2020	$17,121	$17,420	$21,780	$12,353
1/31/2021	$16,917	$17,247	$21,683	$12,264
2/28/2021	$17,108	$17,408	$22,361	$12,087
3/31/2021	$17,481	$17,758	$23,162	$11,936
4/30/2021	$18,138	$18,380	$24,356	$12,030
5/31/2021	$18,222	$18,482	$24,467	$12,070
6/30/2021	$18,544	$18,788	$25,071	$12,155
7/31/2021	$18,905	$19,158	$25,495	$12,290
8/31/2021	$19,265	$19,494	$26,222	$12,267
9/30/2021	$18,561	$18,866	$25,045	$12,161
10/31/2021	$19,388	$19,654	$26,739	$12,157
11/30/2021	$19,345	$19,632	$26,332	$12,193
12/31/2021	$19,860	$20,120	$27,369	$12,162
1/31/2022	$19,023	$19,343	$25,759	$11,900
2/28/2022	$18,591	$18,944	$25,110	$11,767
3/31/2022	$18,749	$19,130	$25,924	$11,441
4/30/2022	$17,471	$17,892	$23,598	$11,006
5/31/2022	$17,502	$17,925	$23,566	$11,077
6/30/2022	$16,593	$16,974	$21,595	$10,904
7/31/2022	$17,586	$18,021	$23,621	$11,170
8/31/2022	$16,958	$17,402	$22,739	$10,854
9/30/2022	$15,821	$16,200	$20,630	$10,385
10/31/2022	$16,477	$16,896	$22,322	$10,251
11/30/2022	$17,192	$17,644	$23,487	$10,628
12/31/2022	$16,509	$16,997	$22,112	$10,580
1/31/2023	$17,308	$17,808	$23,635	$10,905
2/28/2023	$16,821	$17,381	$23,083	$10,623
3/31/2023	$17,398	$17,965	$23,700	$10,893
4/30/2023	$17,588	$18,172	$23,952	$10,959
5/31/2023	$17,540	$18,135	$24,046	$10,840
6/30/2023	$18,169	$18,799	$25,688	$10,801
7/31/2023	$18,488	$19,135	$26,608	$10,794
8/31/2023	$18,255	$18,913	$26,095	$10,725
9/30/2023	$17,499	$18,205	$24,852	$10,452
10/31/2023	$17,132	$17,887	$24,193	$10,287
11/30/2023	$18,452	$19,116	$26,449	$10,753
12/31/2023	$19,284	$19,894	$27,852	$11,165
1/31/2024	$19,468	$20,072	$28,160	$11,134
2/29/2024	$19,988	$20,610	$29,685	$10,977
3/31/2024	$20,437	$21,061	$30,642	$11,078
4/30/2024	$19,649	$20,348	$29,294	$10,798
5/31/2024	$20,417	$21,072	$30,678	$10,981
6/30/2024	$20,989	$21,611	$31,628	$11,085
7/31/2024	$21,333	$21,958	$32,216	$11,344
8/31/2024	$21,795	$22,390	$32,917	$11,507
9/30/2024	$22,214	$22,785	$33,598	$11,661
10/31/2024	$21,818	$22,444	$33,351	$11,372
11/30/2024	$22,759	$23,304	$35,570	$11,493
12/31/2024	$22,161	$22,827	$34,483	$11,304
1/31/2025	$22,483	$23,256	$35,571	$11,364
2/28/2025	$22,494	$23,274	$34,890	$11,614
3/31/2025	$21,694	$22,509	$32,854	$11,619
4/30/2025	$21,555	$22,474	$32,634	$11,664
5/31/2025	$22,218	$23,230	$34,703	$11,581
6/30/2025	$22,981	$24,056	$36,466	$11,759
7/31/2025	$23,264	$24,342	$37,269	$11,728
8/31/2025	$23,639	$24,741	$38,131	$11,868
9/30/2025	$24,282	$25,366	$39,447	$11,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	9.31	8.77	9.28
Index Asset Allocation Blended IndexFootnote Reference*	11.33	9.26	9.76
Russell 3000® Index	17.41	15.74	14.71
Bloomberg U.S. Aggregate Bond Index	2.88	(0.45)	1.84

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. Index Asset Allocation Blended Index is composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury Index. Prior to April 1, 2015, the Index Asset Allocation Blended Index was composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury 20+ Year Index. You cannot invest directly in an index.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,282,665,843
Holdings Count | Holding	617
Advisory Fees Paid, Amount	$ 7,647,158
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,282,665,843
# of portfolio holdings	617
Portfolio turnover rate	19%
Total advisory fees paid	$7,647,158

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Neutral Allocation	Effective Allocation
Stock Funds	60.0	70.9
Bond Funds	40.0	43.4
Effective Cash	0.0	(14.3)

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	4.8
Microsoft Corp.	4.0
Apple, Inc.	4.0
Amazon.com, Inc.	2.2
U.S. Treasury Notes, 0.88%, 9‑30‑2026	1.8
U.S. Treasury Notes, 1.38%, 10‑31‑2028	1.7
Meta Platforms, Inc. Class A	1.7
U.S. Treasury Bonds, 6.13%, 8‑15‑2029	1.6
Broadcom, Inc.	1.6
U.S. Treasury Notes, 1.38%, 11‑15‑2031	1.6

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2024.

Effective August 21, 2025, Randy Rennicke, CFA, became a portfolio manager of the Fund. Effective September 1, 2025, Travis Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since October 1, 2024.
C000020243
Shareholder Report [Line Items]
Fund Name	Index Asset Allocation Fund
Class Name	Class A
Trading Symbol	SFAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Index Asset Allocation Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$111	1.06%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the trailing 12 months, equity and fixed income markets benefited from steady growth and moderating inflation, along with expectations of Federal Reserve rate cuts. U.S. consumer spending held firm amid resilient labor market conditions and solid household balance sheets. The neutral allocation has 60% of the Fund’s assets invested in the S&P 500 Index, which posted a 17.60% return. The stock market was led by communication services stocks (+35.55%), but the rally was broad based as 8 of the 11 index sectors posted positive returns. The neutral allocation has 40% of the Fund’s assets invested in the Bloomberg U.S. Treasury Index, which posted a 2.06% gain for the period. The Fund’s Tactical Asset Allocation (TAA) activity was the largest detractor from relative performance. Our TAA activity featured an underweight to stocks during the tariff relief rally and an overweight to bonds while yields rose. At period-end, the Fund’s effective exposure was 70.9% stocks, 43.4% bonds, and -14.3% cash versus the benchmark allocation of 60% stock and 40% bonds. Over the period, the TAA activity detracted around 107 basis points (bps; 100 bps equal 1.00%) to relative performance.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class A with Load	Index Asset Allocation Blended Index	Russell 3000® Index	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$9,426	$10,000	$10,000	$10,000
10/31/2015	$9,882	$10,491	$10,790	$10,002
11/30/2015	$9,879	$10,493	$10,850	$9,975
12/31/2015	$9,777	$10,387	$10,627	$9,943
1/31/2016	$9,544	$10,166	$10,027	$10,080
2/29/2016	$9,537	$10,194	$10,024	$10,151
3/31/2016	$9,957	$10,615	$10,730	$10,244
4/30/2016	$9,971	$10,636	$10,796	$10,284
5/31/2016	$10,065	$10,750	$10,990	$10,286
6/30/2016	$10,118	$10,862	$11,012	$10,471
7/31/2016	$10,345	$11,120	$11,449	$10,537
8/31/2016	$10,335	$11,105	$11,478	$10,525
9/30/2016	$10,338	$11,100	$11,496	$10,519
10/31/2016	$10,209	$10,930	$11,248	$10,439
11/30/2016	$10,394	$11,056	$11,751	$10,192
12/31/2016	$10,510	$11,182	$11,980	$10,206
1/31/2017	$10,633	$11,320	$12,206	$10,226
2/28/2017	$10,892	$11,612	$12,660	$10,295
3/31/2017	$10,892	$11,618	$12,668	$10,290
4/30/2017	$10,967	$11,722	$12,803	$10,369
5/31/2017	$11,062	$11,851	$12,934	$10,449
6/30/2017	$11,093	$11,888	$13,050	$10,438
7/31/2017	$11,224	$12,042	$13,296	$10,483
8/31/2017	$11,256	$12,117	$13,322	$10,577
9/30/2017	$11,370	$12,225	$13,647	$10,527
10/31/2017	$11,520	$12,390	$13,945	$10,533
11/30/2017	$11,719	$12,612	$14,368	$10,519
12/31/2017	$11,797	$12,711	$14,512	$10,568
1/31/2018	$12,166	$13,079	$15,277	$10,446
2/28/2018	$11,861	$12,750	$14,714	$10,347
3/31/2018	$11,667	$12,604	$14,418	$10,413
4/30/2018	$11,667	$12,592	$14,473	$10,336
5/31/2018	$11,879	$12,819	$14,882	$10,410
6/30/2018	$11,927	$12,868	$14,979	$10,397
7/31/2018	$12,201	$13,133	$15,476	$10,399
8/31/2018	$12,485	$13,430	$16,020	$10,466
9/30/2018	$12,481	$13,426	$16,046	$10,399
10/31/2018	$11,900	$12,850	$14,865	$10,317
11/30/2018	$12,095	$13,053	$15,162	$10,378
12/31/2018	$11,465	$12,458	$13,751	$10,569
1/31/2019	$12,100	$13,080	$14,931	$10,681
2/28/2019	$12,305	$13,318	$15,457	$10,675
3/31/2019	$12,534	$13,575	$15,682	$10,880
4/30/2019	$12,798	$13,890	$16,309	$10,883
5/31/2019	$12,448	$13,491	$15,253	$11,076
6/30/2019	$12,965	$14,111	$16,325	$11,215
7/31/2019	$13,059	$14,226	$16,567	$11,240
8/31/2019	$13,100	$14,284	$16,229	$11,531
9/30/2019	$13,172	$14,396	$16,514	$11,470
10/31/2019	$13,311	$14,587	$16,870	$11,504
11/30/2019	$13,559	$14,887	$17,511	$11,498
12/31/2019	$13,752	$15,124	$18,017	$11,490
1/31/2020	$13,900	$15,268	$17,997	$11,711
2/29/2020	$13,352	$14,676	$16,523	$11,922
3/31/2020	$12,583	$13,758	$14,251	$11,852
4/30/2020	$13,590	$14,851	$16,139	$12,063
5/31/2020	$13,987	$15,260	$17,002	$12,119
6/30/2020	$14,164	$15,448	$17,390	$12,195
7/31/2020	$14,715	$16,041	$18,378	$12,377
8/31/2020	$15,285	$16,663	$19,709	$12,277
9/30/2020	$14,896	$16,292	$18,992	$12,271
10/31/2020	$14,628	$15,971	$18,582	$12,216
11/30/2020	$15,623	$17,042	$20,842	$12,336
12/31/2020	$15,984	$17,420	$21,780	$12,353
1/31/2021	$15,790	$17,247	$21,683	$12,264
2/28/2021	$15,968	$17,408	$22,361	$12,087
3/31/2021	$16,312	$17,758	$23,162	$11,936
4/30/2021	$16,925	$18,380	$24,356	$12,030
5/31/2021	$17,000	$18,482	$24,467	$12,070
6/30/2021	$17,297	$18,788	$25,071	$12,155
7/31/2021	$17,629	$19,158	$25,495	$12,290
8/31/2021	$17,962	$19,494	$26,222	$12,267
9/30/2021	$17,305	$18,866	$25,045	$12,161
10/31/2021	$18,073	$19,654	$26,739	$12,157
11/30/2021	$18,033	$19,632	$26,332	$12,193
12/31/2021	$18,508	$20,120	$27,369	$12,162
1/31/2022	$17,723	$19,343	$25,759	$11,900
2/28/2022	$17,321	$18,944	$25,110	$11,767
3/31/2022	$17,463	$19,130	$25,924	$11,441
4/30/2022	$16,272	$17,892	$23,598	$11,006
5/31/2022	$16,297	$17,925	$23,566	$11,077
6/30/2022	$15,449	$16,974	$21,595	$10,904
7/31/2022	$16,374	$18,021	$23,621	$11,170
8/31/2022	$15,786	$17,402	$22,739	$10,854
9/30/2022	$14,724	$16,200	$20,630	$10,385
10/31/2022	$15,331	$16,896	$22,322	$10,251
11/30/2022	$15,996	$17,644	$23,487	$10,628
12/31/2022	$15,361	$16,997	$22,112	$10,580
1/31/2023	$16,095	$17,808	$23,635	$10,905
2/28/2023	$15,642	$17,381	$23,083	$10,623
3/31/2023	$16,177	$17,965	$23,700	$10,893
4/30/2023	$16,349	$18,172	$23,952	$10,959
5/31/2023	$16,305	$18,135	$24,046	$10,840
6/30/2023	$16,887	$18,799	$25,688	$10,801
7/31/2023	$17,179	$19,135	$26,608	$10,794
8/31/2023	$16,962	$18,913	$26,095	$10,725
9/30/2023	$16,257	$18,205	$24,852	$10,452
10/31/2023	$15,911	$17,887	$24,193	$10,287
11/30/2023	$17,138	$19,116	$26,449	$10,753
12/31/2023	$17,914	$19,894	$27,852	$11,165
1/31/2024	$18,075	$20,072	$28,160	$11,134
2/29/2024	$18,558	$20,610	$29,685	$10,977
3/31/2024	$18,973	$21,061	$30,642	$11,078
4/30/2024	$18,237	$20,348	$29,294	$10,798
5/31/2024	$18,945	$21,072	$30,678	$10,981
6/30/2024	$19,473	$21,611	$31,628	$11,085
7/31/2024	$19,792	$21,958	$32,216	$11,344
8/31/2024	$20,216	$22,390	$32,917	$11,507
9/30/2024	$20,606	$22,785	$33,598	$11,661
10/31/2024	$20,234	$22,444	$33,351	$11,372
11/30/2024	$21,102	$23,304	$35,570	$11,493
12/31/2024	$20,544	$22,827	$34,483	$11,304
1/31/2025	$20,842	$23,256	$35,571	$11,364
2/28/2025	$20,848	$23,274	$34,890	$11,614
3/31/2025	$20,107	$22,509	$32,854	$11,619
4/30/2025	$19,974	$22,474	$32,634	$11,664
5/31/2025	$20,583	$23,230	$34,703	$11,581
6/30/2025	$21,292	$24,056	$36,466	$11,759
7/31/2025	$21,549	$24,342	$37,269	$11,728
8/31/2025	$21,892	$24,741	$38,131	$11,868
9/30/2025	$22,484	$25,366	$39,447	$11,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	9.11	8.58	9.08
Class A with Load	2.85	7.31	8.44
Index Asset Allocation Blended IndexFootnote Reference*	11.33	9.26	9.76
Russell 3000® Index	17.41	15.74	14.71
Bloomberg U.S. Aggregate Bond Index	2.88	(0.45)	1.84

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. Index Asset Allocation Blended Index is composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury Index. Prior to April 1, 2015, the Index Asset Allocation Blended Index was composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury 20+ Year Index. You cannot invest directly in an index.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,282,665,843
Holdings Count | Holding	617
Advisory Fees Paid, Amount	$ 7,647,158
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,282,665,843
# of portfolio holdings	617
Portfolio turnover rate	19%
Total advisory fees paid	$7,647,158

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Neutral Allocation	Effective Allocation
Stock Funds	60.0	70.9
Bond Funds	40.0	43.4
Effective Cash	0.0	(14.3)

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	4.8
Microsoft Corp.	4.0
Apple, Inc.	4.0
Amazon.com, Inc.	2.2
U.S. Treasury Notes, 0.88%, 9‑30‑2026	1.8
U.S. Treasury Notes, 1.38%, 10‑31‑2028	1.7
Meta Platforms, Inc. Class A	1.7
U.S. Treasury Bonds, 6.13%, 8‑15‑2029	1.6
Broadcom, Inc.	1.6
U.S. Treasury Notes, 1.38%, 11‑15‑2031	1.6

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2024.

Effective August 21, 2025, Randy Rennicke, CFA, became a portfolio manager of the Fund. Effective September 1, 2025, Travis Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since October 1, 2024.
C000020245
Shareholder Report [Line Items]
Fund Name	Index Asset Allocation Fund
Class Name	Class C
Trading Symbol	WFALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Index Asset Allocation Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$190	1.82%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the trailing 12 months, equity and fixed income markets benefited from steady growth and moderating inflation, along with expectations of Federal Reserve rate cuts. U.S. consumer spending held firm amid resilient labor market conditions and solid household balance sheets. The neutral allocation has 60% of the Fund’s assets invested in the S&P 500 Index, which posted a 17.60% return. The stock market was led by communication services stocks (+35.55%), but the rally was broad based as 8 of the 11 index sectors posted positive returns. The neutral allocation has 40% of the Fund’s assets invested in the Bloomberg U.S. Treasury Index, which posted a 2.06% gain for the period. The Fund’s Tactical Asset Allocation (TAA) activity was the largest detractor from relative performance. Our TAA activity featured an underweight to stocks during the tariff relief rally and an overweight to bonds while yields rose. At period-end, the Fund’s effective exposure was 70.9% stocks, 43.4% bonds, and -14.3% cash versus the benchmark allocation of 60% stock and 40% bonds. Over the period, the TAA activity detracted around 107 basis points (bps; 100 bps equal 1.00%) to relative performance.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class C with Load	Index Asset Allocation Blended Index	Russell 3000® Index	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,481	$10,491	$10,790	$10,002
11/30/2015	$10,469	$10,493	$10,850	$9,975
12/31/2015	$10,350	$10,387	$10,627	$9,943
1/31/2016	$10,096	$10,166	$10,027	$10,080
2/29/2016	$10,090	$10,194	$10,024	$10,151
3/31/2016	$10,521	$10,615	$10,730	$10,244
4/30/2016	$10,533	$10,636	$10,796	$10,284
5/31/2016	$10,624	$10,750	$10,990	$10,286
6/30/2016	$10,675	$10,862	$11,012	$10,471
7/31/2016	$10,905	$11,120	$11,449	$10,537
8/31/2016	$10,892	$11,105	$11,478	$10,525
9/30/2016	$10,886	$11,100	$11,496	$10,519
10/31/2016	$10,741	$10,930	$11,248	$10,439
11/30/2016	$10,929	$11,056	$11,751	$10,192
12/31/2016	$11,048	$11,182	$11,980	$10,206
1/31/2017	$11,170	$11,320	$12,206	$10,226
2/28/2017	$11,433	$11,612	$12,660	$10,295
3/31/2017	$11,429	$11,618	$12,668	$10,290
4/30/2017	$11,496	$11,722	$12,803	$10,369
5/31/2017	$11,588	$11,851	$12,934	$10,449
6/30/2017	$11,612	$11,888	$13,050	$10,438
7/31/2017	$11,747	$12,042	$13,296	$10,483
8/31/2017	$11,771	$12,117	$13,322	$10,577
9/30/2017	$11,881	$12,225	$13,647	$10,527
10/31/2017	$12,028	$12,390	$13,945	$10,533
11/30/2017	$12,236	$12,612	$14,368	$10,519
12/31/2017	$12,302	$12,711	$14,512	$10,568
1/31/2018	$12,683	$13,079	$15,277	$10,446
2/28/2018	$12,357	$12,750	$14,714	$10,347
3/31/2018	$12,148	$12,604	$14,418	$10,413
4/30/2018	$12,142	$12,592	$14,473	$10,336
5/31/2018	$12,357	$12,819	$14,882	$10,410
6/30/2018	$12,394	$12,868	$14,979	$10,397
7/31/2018	$12,670	$13,133	$15,476	$10,399
8/31/2018	$12,959	$13,430	$16,020	$10,466
9/30/2018	$12,948	$13,426	$16,046	$10,399
10/31/2018	$12,333	$12,850	$14,865	$10,317
11/30/2018	$12,530	$13,053	$15,162	$10,378
12/31/2018	$11,870	$12,458	$13,751	$10,569
1/31/2019	$12,516	$13,080	$14,931	$10,681
2/28/2019	$12,725	$13,318	$15,457	$10,675
3/31/2019	$12,955	$13,575	$15,682	$10,880
4/30/2019	$13,215	$13,890	$16,309	$10,883
5/31/2019	$12,847	$13,491	$15,253	$11,076
6/30/2019	$13,371	$14,111	$16,325	$11,215
7/31/2019	$13,466	$14,226	$16,567	$11,240
8/31/2019	$13,498	$14,284	$16,229	$11,531
9/30/2019	$13,562	$14,396	$16,514	$11,470
10/31/2019	$13,696	$14,587	$16,870	$11,504
11/30/2019	$13,943	$14,887	$17,511	$11,498
12/31/2019	$14,134	$15,124	$18,017	$11,490
1/31/2020	$14,275	$15,268	$17,997	$11,711
2/29/2020	$13,703	$14,676	$16,523	$11,922
3/31/2020	$12,905	$13,758	$14,251	$11,852
4/30/2020	$13,929	$14,851	$16,139	$12,063
5/31/2020	$14,328	$15,260	$17,002	$12,119
6/30/2020	$14,498	$15,448	$17,390	$12,195
7/31/2020	$15,058	$16,041	$18,378	$12,377
8/31/2020	$15,631	$16,663	$19,709	$12,277
9/30/2020	$15,219	$16,292	$18,992	$12,271
10/31/2020	$14,936	$15,971	$18,582	$12,216
11/30/2020	$15,947	$17,042	$20,842	$12,336
12/31/2020	$16,303	$17,420	$21,780	$12,353
1/31/2021	$16,090	$17,247	$21,683	$12,264
2/28/2021	$16,263	$17,408	$22,361	$12,087
3/31/2021	$16,608	$17,758	$23,162	$11,936
4/30/2021	$17,218	$18,380	$24,356	$12,030
5/31/2021	$17,284	$18,482	$24,467	$12,070
6/30/2021	$17,576	$18,788	$25,071	$12,155
7/31/2021	$17,901	$19,158	$25,495	$12,290
8/31/2021	$18,226	$19,494	$26,222	$12,267
9/30/2021	$17,550	$18,866	$25,045	$12,161
10/31/2021	$18,319	$19,654	$26,739	$12,157
11/30/2021	$18,266	$19,632	$26,332	$12,193
12/31/2021	$18,735	$20,120	$27,369	$12,162
1/31/2022	$17,930	$19,343	$25,759	$11,900
2/28/2022	$17,516	$18,944	$25,110	$11,767
3/31/2022	$17,642	$19,130	$25,924	$11,441
4/30/2022	$16,430	$17,892	$23,598	$11,006
5/31/2022	$16,444	$17,925	$23,566	$11,077
6/30/2022	$15,582	$16,974	$21,595	$10,904
7/31/2022	$16,500	$18,021	$23,621	$11,170
8/31/2022	$15,898	$17,402	$22,739	$10,854
9/30/2022	$14,819	$16,200	$20,630	$10,385
10/31/2022	$15,421	$16,896	$22,322	$10,251
11/30/2022	$16,080	$17,644	$23,487	$10,628
12/31/2022	$15,427	$16,997	$22,112	$10,580
1/31/2023	$16,157	$17,808	$23,635	$10,905
2/28/2023	$15,697	$17,381	$23,083	$10,623
3/31/2023	$16,223	$17,965	$23,700	$10,893
4/30/2023	$16,383	$18,172	$23,952	$10,959
5/31/2023	$16,325	$18,135	$24,046	$10,840
6/30/2023	$16,901	$18,799	$25,688	$10,801
7/31/2023	$17,201	$19,135	$26,608	$10,794
8/31/2023	$16,960	$18,913	$26,095	$10,725
9/30/2023	$16,237	$18,205	$24,852	$10,452
10/31/2023	$15,892	$17,887	$24,193	$10,287
11/30/2023	$17,117	$19,116	$26,449	$10,753
12/31/2023	$17,892	$19,894	$27,852	$11,165
1/31/2024	$18,053	$20,072	$28,160	$11,134
2/29/2024	$18,536	$20,610	$29,685	$10,977
3/31/2024	$18,951	$21,061	$30,642	$11,078
4/30/2024	$18,215	$20,348	$29,294	$10,798
5/31/2024	$18,922	$21,072	$30,678	$10,981
6/30/2024	$19,450	$21,611	$31,628	$11,085
7/31/2024	$19,769	$21,958	$32,216	$11,344
8/31/2024	$20,192	$22,390	$32,917	$11,507
9/30/2024	$20,582	$22,785	$33,598	$11,661
10/31/2024	$20,210	$22,444	$33,351	$11,372
11/30/2024	$21,077	$23,304	$35,570	$11,493
12/31/2024	$20,519	$22,827	$34,483	$11,304
1/31/2025	$20,817	$23,256	$35,571	$11,364
2/28/2025	$20,823	$23,274	$34,890	$11,614
3/31/2025	$20,083	$22,509	$32,854	$11,619
4/30/2025	$19,950	$22,474	$32,634	$11,664
5/31/2025	$20,558	$23,230	$34,703	$11,581
6/30/2025	$21,267	$24,056	$36,466	$11,759
7/31/2025	$21,524	$24,342	$37,269	$11,728
8/31/2025	$21,866	$24,741	$38,131	$11,868
9/30/2025	$22,457	$25,366	$39,447	$11,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	8.31	7.77	8.43
Class C with Load	7.31	7.77	8.43
Index Asset Allocation Blended IndexFootnote Reference*	11.33	9.26	9.76
Russell 3000® Index	17.41	15.74	14.71
Bloomberg U.S. Aggregate Bond Index	2.88	(0.45)	1.84

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. Index Asset Allocation Blended Index is composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury Index. Prior to April 1, 2015, the Index Asset Allocation Blended Index was composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury 20+ Year Index. You cannot invest directly in an index.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,282,665,843
Holdings Count | Holding	617
Advisory Fees Paid, Amount	$ 7,647,158
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,282,665,843
# of portfolio holdings	617
Portfolio turnover rate	19%
Total advisory fees paid	$7,647,158

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Neutral Allocation	Effective Allocation
Stock Funds	60.0	70.9
Bond Funds	40.0	43.4
Effective Cash	0.0	(14.3)

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	4.8
Microsoft Corp.	4.0
Apple, Inc.	4.0
Amazon.com, Inc.	2.2
U.S. Treasury Notes, 0.88%, 9‑30‑2026	1.8
U.S. Treasury Notes, 1.38%, 10‑31‑2028	1.7
Meta Platforms, Inc. Class A	1.7
U.S. Treasury Bonds, 6.13%, 8‑15‑2029	1.6
Broadcom, Inc.	1.6
U.S. Treasury Notes, 1.38%, 11‑15‑2031	1.6

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2024.

Effective August 21, 2025, Randy Rennicke, CFA, became a portfolio manager of the Fund. Effective September 1, 2025, Travis Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since October 1, 2024.
C000176625
Shareholder Report [Line Items]
Fund Name	Index Asset Allocation Fund
Class Name	Institutional Class
Trading Symbol	WFATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Index Asset Allocation Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$79	0.75%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the trailing 12 months, equity and fixed income markets benefited from steady growth and moderating inflation, along with expectations of Federal Reserve rate cuts. U.S. consumer spending held firm amid resilient labor market conditions and solid household balance sheets. The neutral allocation has 60% of the Fund’s assets invested in the S&P 500 Index, which posted a 17.60% return. The stock market was led by communication services stocks (+35.55%), but the rally was broad based as 8 of the 11 index sectors posted positive returns. The neutral allocation has 40% of the Fund’s assets invested in the Bloomberg U.S. Treasury Index, which posted a 2.06% gain for the period. The Fund’s Tactical Asset Allocation (TAA) activity was the largest detractor from relative performance. Our TAA activity featured an underweight to stocks during the tariff relief rally and an overweight to bonds while yields rose. At period-end, the Fund’s effective exposure was 70.9% stocks, 43.4% bonds, and -14.3% cash versus the benchmark allocation of 60% stock and 40% bonds. Over the period, the TAA activity detracted around 107 basis points (bps; 100 bps equal 1.00%) to relative performance.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Institutional Class	Index Asset Allocation Blended Index	Russell 3000® Index	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,487	$10,491	$10,790	$10,002
11/30/2015	$10,487	$10,493	$10,850	$9,975
12/31/2015	$10,376	$10,387	$10,627	$9,943
1/31/2016	$10,133	$10,166	$10,027	$10,080
2/29/2016	$10,129	$10,194	$10,024	$10,151
3/31/2016	$10,576	$10,615	$10,730	$10,244
4/30/2016	$10,591	$10,636	$10,796	$10,284
5/31/2016	$10,694	$10,750	$10,990	$10,286
6/30/2016	$10,754	$10,862	$11,012	$10,471
7/31/2016	$10,995	$11,120	$11,449	$10,537
8/31/2016	$10,987	$11,105	$11,478	$10,525
9/30/2016	$10,991	$11,100	$11,496	$10,519
10/31/2016	$10,858	$10,930	$11,248	$10,439
11/30/2016	$11,058	$11,056	$11,751	$10,192
12/31/2016	$11,184	$11,182	$11,980	$10,206
1/31/2017	$11,316	$11,320	$12,206	$10,226
2/28/2017	$11,595	$11,612	$12,660	$10,295
3/31/2017	$11,601	$11,618	$12,668	$10,290
4/30/2017	$11,684	$11,722	$12,803	$10,369
5/31/2017	$11,786	$11,851	$12,934	$10,449
6/30/2017	$11,822	$11,888	$13,050	$10,438
7/31/2017	$11,966	$12,042	$13,296	$10,483
8/31/2017	$12,000	$12,117	$13,322	$10,577
9/30/2017	$12,128	$12,225	$13,647	$10,527
10/31/2017	$12,287	$12,390	$13,945	$10,533
11/30/2017	$12,507	$12,612	$14,368	$10,519
12/31/2017	$12,592	$12,711	$14,512	$10,568
1/31/2018	$12,990	$13,079	$15,277	$10,446
2/28/2018	$12,668	$12,750	$14,714	$10,347
3/31/2018	$12,466	$12,604	$14,418	$10,413
4/30/2018	$12,470	$12,592	$14,473	$10,336
5/31/2018	$12,700	$12,819	$14,882	$10,410
6/30/2018	$12,751	$12,868	$14,979	$10,397
7/31/2018	$13,048	$13,133	$15,476	$10,399
8/31/2018	$13,356	$13,430	$16,020	$10,466
9/30/2018	$13,354	$13,426	$16,046	$10,399
10/31/2018	$12,737	$12,850	$14,865	$10,317
11/30/2018	$12,953	$13,053	$15,162	$10,378
12/31/2018	$12,278	$12,458	$13,751	$10,569
1/31/2019	$12,963	$13,080	$14,931	$10,681
2/28/2019	$13,187	$13,318	$15,457	$10,675
3/31/2019	$13,437	$13,575	$15,682	$10,880
4/30/2019	$13,721	$13,890	$16,309	$10,883
5/31/2019	$13,349	$13,491	$15,253	$11,076
6/30/2019	$13,907	$14,111	$16,325	$11,215
7/31/2019	$14,016	$14,226	$16,567	$11,240
8/31/2019	$14,060	$14,284	$16,229	$11,531
9/30/2019	$14,141	$14,396	$16,514	$11,470
10/31/2019	$14,294	$14,587	$16,870	$11,504
11/30/2019	$14,564	$14,887	$17,511	$11,498
12/31/2019	$14,778	$15,124	$18,017	$11,490
1/31/2020	$14,942	$15,268	$17,997	$11,711
2/29/2020	$14,356	$14,676	$16,523	$11,922
3/31/2020	$13,530	$13,758	$14,251	$11,852
4/30/2020	$14,619	$14,851	$16,139	$12,063
5/31/2020	$15,051	$15,260	$17,002	$12,119
6/30/2020	$15,245	$15,448	$17,390	$12,195
7/31/2020	$15,843	$16,041	$18,378	$12,377
8/31/2020	$16,461	$16,663	$19,709	$12,277
9/30/2020	$16,042	$16,292	$18,992	$12,271
10/31/2020	$15,761	$15,971	$18,582	$12,216
11/30/2020	$16,835	$17,042	$20,842	$12,336
12/31/2020	$17,232	$17,420	$21,780	$12,353
1/31/2021	$17,027	$17,247	$21,683	$12,264
2/28/2021	$17,223	$17,408	$22,361	$12,087
3/31/2021	$17,599	$17,758	$23,162	$11,936
4/30/2021	$18,265	$18,380	$24,356	$12,030
5/31/2021	$18,350	$18,482	$24,467	$12,070
6/30/2021	$18,679	$18,788	$25,071	$12,155
7/31/2021	$19,042	$19,158	$25,495	$12,290
8/31/2021	$19,405	$19,494	$26,222	$12,267
9/30/2021	$18,701	$18,866	$25,045	$12,161
10/31/2021	$19,533	$19,654	$26,739	$12,157
11/30/2021	$19,495	$19,632	$26,332	$12,193
12/31/2021	$20,015	$20,120	$27,369	$12,162
1/31/2022	$19,175	$19,343	$25,759	$11,900
2/28/2022	$18,743	$18,944	$25,110	$11,767
3/31/2022	$18,902	$19,130	$25,924	$11,441
4/30/2022	$17,617	$17,892	$23,598	$11,006
5/31/2022	$17,649	$17,925	$23,566	$11,077
6/30/2022	$16,740	$16,974	$21,595	$10,904
7/31/2022	$17,743	$18,021	$23,621	$11,170
8/31/2022	$17,109	$17,402	$22,739	$10,854
9/30/2022	$15,963	$16,200	$20,630	$10,385
10/31/2022	$16,626	$16,896	$22,322	$10,251
11/30/2022	$17,353	$17,644	$23,487	$10,628
12/31/2022	$16,669	$16,997	$22,112	$10,580
1/31/2023	$17,472	$17,808	$23,635	$10,905
2/28/2023	$16,980	$17,381	$23,083	$10,623
3/31/2023	$17,569	$17,965	$23,700	$10,893
4/30/2023	$17,761	$18,172	$23,952	$10,959
5/31/2023	$17,718	$18,135	$24,046	$10,840
6/30/2023	$18,356	$18,799	$25,688	$10,801
7/31/2023	$18,678	$19,135	$26,608	$10,794
8/31/2023	$18,447	$18,913	$26,095	$10,725
9/30/2023	$17,685	$18,205	$24,852	$10,452
10/31/2023	$17,313	$17,887	$24,193	$10,287
11/30/2023	$18,654	$19,116	$26,449	$10,753
12/31/2023	$19,500	$19,894	$27,852	$11,165
1/31/2024	$19,681	$20,072	$28,160	$11,134
2/29/2024	$20,213	$20,610	$29,685	$10,977
3/31/2024	$20,669	$21,061	$30,642	$11,078
4/30/2024	$19,876	$20,348	$29,294	$10,798
5/31/2024	$20,654	$21,072	$30,678	$10,981
6/30/2024	$21,236	$21,611	$31,628	$11,085
7/31/2024	$21,584	$21,958	$32,216	$11,344
8/31/2024	$22,057	$22,390	$32,917	$11,507
9/30/2024	$22,485	$22,785	$33,598	$11,661
10/31/2024	$22,084	$22,444	$33,351	$11,372
11/30/2024	$23,038	$23,304	$35,570	$11,493
12/31/2024	$22,439	$22,827	$34,483	$11,304
1/31/2025	$22,765	$23,256	$35,571	$11,364
2/28/2025	$22,777	$23,274	$34,890	$11,614
3/31/2025	$21,972	$22,509	$32,854	$11,619
4/30/2025	$21,837	$22,474	$32,634	$11,664
5/31/2025	$22,510	$23,230	$34,703	$11,581
6/30/2025	$23,286	$24,056	$36,466	$11,759
7/31/2025	$23,573	$24,342	$37,269	$11,728
8/31/2025	$23,954	$24,741	$38,131	$11,868
9/30/2025	$24,611	$25,366	$39,447	$11,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	9.46	8.94	9.42
Index Asset Allocation Blended IndexFootnote Reference†	11.33	9.26	9.76
Russell 3000® Index	17.41	15.74	14.71
Bloomberg U.S. Aggregate Bond Index	2.88	(0.45)	1.84

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Institutional Class shares prior to their inception on October 31, 2016 reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.
Footnote†	Source: Allspring Funds Management, LLC. Index Asset Allocation Blended Index is composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury Index. Prior to April 1, 2015, the Index Asset Allocation Blended Index was composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury 20+ Year Index. You cannot invest directly in an index.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,282,665,843
Holdings Count | Holding	617
Advisory Fees Paid, Amount	$ 7,647,158
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,282,665,843
# of portfolio holdings	617
Portfolio turnover rate	19%
Total advisory fees paid	$7,647,158

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Neutral Allocation	Effective Allocation
Stock Funds	60.0	70.9
Bond Funds	40.0	43.4
Effective Cash	0.0	(14.3)

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	4.8
Microsoft Corp.	4.0
Apple, Inc.	4.0
Amazon.com, Inc.	2.2
U.S. Treasury Notes, 0.88%, 9‑30‑2026	1.8
U.S. Treasury Notes, 1.38%, 10‑31‑2028	1.7
Meta Platforms, Inc. Class A	1.7
U.S. Treasury Bonds, 6.13%, 8‑15‑2029	1.6
Broadcom, Inc.	1.6
U.S. Treasury Notes, 1.38%, 11‑15‑2031	1.6

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2024.

Effective August 21, 2025, Randy Rennicke, CFA, became a portfolio manager of the Fund. Effective September 1, 2025, Travis Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since October 1, 2024.
C000020165
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	SENAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Growth Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$125	1.14%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The 12-month period that ended September 30, 2025, was a positive but volatile period for U.S. equities. The economy showed resilience—U.S. gross domestic product growth remained positive and consumer strength persisted. However, the new U.S. administration’s aggressive policies on tariffs, immigration, and spending sparked concerns that rising costs and labor shortages could reignite inflation. After policy adjustments and trade negotiations, investors refocused on optimism over massive investments in artificial intelligence and falling interest rates, fueling a sharp rally in speculative corners of the market. Many active managers underperformed in 2025, as lower-quality and unprofitable equities sharply outperformed.

The portfolio benefited from security selection within communication services and financials, where holdings with innovative technologies and strong demand, such as Robinhood Markets, Inc. and Roblox Corp., contributed. In contrast, the portfolio’s relative underweight to Palantir Technologies (This security was no longer held at the end of the reporting period.) and other speculative benchmark holdings detracted from returns.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class A with Load	Russell Midcap® Growth Index	Russell 3000® Index
9/30/2015	$9,424	$10,000	$10,000
10/31/2015	$9,969	$10,629	$10,790
11/30/2015	$9,973	$10,653	$10,850
12/31/2015	$9,796	$10,412	$10,627
1/31/2016	$8,839	$9,624	$10,027
2/29/2016	$8,734	$9,774	$10,024
3/31/2016	$9,305	$10,472	$10,730
4/30/2016	$9,537	$10,466	$10,796
5/31/2016	$9,871	$10,637	$10,990
6/30/2016	$9,932	$10,636	$11,012
7/31/2016	$10,347	$11,162	$11,449
8/31/2016	$10,220	$11,130	$11,478
9/30/2016	$10,237	$11,124	$11,496
10/31/2016	$9,869	$10,672	$11,248
11/30/2016	$10,235	$11,136	$11,751
12/31/2016	$10,202	$11,175	$11,980
1/31/2017	$10,664	$11,547	$12,206
2/28/2017	$11,069	$11,879	$12,660
3/31/2017	$11,210	$11,945	$12,668
4/30/2017	$11,500	$12,122	$12,803
5/31/2017	$11,895	$12,412	$12,934
6/30/2017	$11,934	$12,449	$13,050
7/31/2017	$12,173	$12,657	$13,296
8/31/2017	$12,148	$12,746	$13,322
9/30/2017	$12,444	$13,106	$13,647
10/31/2017	$12,829	$13,473	$13,945
11/30/2017	$13,025	$13,924	$14,368
12/31/2017	$13,111	$13,999	$14,512
1/31/2018	$13,960	$14,791	$15,277
2/28/2018	$13,557	$14,326	$14,714
3/31/2018	$13,463	$14,303	$14,418
4/30/2018	$13,284	$14,168	$14,473
5/31/2018	$13,872	$14,698	$14,882
6/30/2018	$13,952	$14,754	$14,979
7/31/2018	$14,329	$15,071	$15,476
8/31/2018	$14,999	$15,940	$16,020
9/30/2018	$15,036	$15,872	$16,046
10/31/2018	$13,469	$14,300	$14,865
11/30/2018	$13,591	$14,664	$15,162
12/31/2018	$12,320	$13,333	$13,751
1/31/2019	$13,903	$14,866	$14,931
2/28/2019	$14,787	$15,737	$15,457
3/31/2019	$15,108	$15,950	$15,682
4/30/2019	$15,810	$16,667	$16,309
5/31/2019	$15,410	$15,708	$15,253
6/30/2019	$16,518	$16,811	$16,325
7/31/2019	$16,846	$17,204	$16,567
8/31/2019	$16,651	$16,890	$16,229
9/30/2019	$16,239	$16,698	$16,514
10/31/2019	$16,158	$17,008	$16,870
11/30/2019	$17,110	$17,854	$17,511
12/31/2019	$17,330	$18,063	$18,017
1/31/2020	$17,820	$18,232	$17,997
2/29/2020	$16,810	$16,975	$16,523
3/31/2020	$14,319	$14,443	$14,251
4/30/2020	$16,664	$16,705	$16,139
5/31/2020	$18,573	$18,383	$17,002
6/30/2020	$19,263	$18,814	$17,390
7/31/2020	$20,856	$20,317	$18,378
8/31/2020	$22,125	$20,869	$19,709
9/30/2020	$22,278	$20,577	$18,992
10/31/2020	$22,465	$20,602	$18,582
11/30/2020	$25,772	$23,370	$20,842
12/31/2020	$27,438	$24,491	$21,780
1/31/2021	$27,137	$24,409	$21,683
2/28/2021	$27,716	$24,826	$22,361
3/31/2021	$26,132	$24,352	$23,162
4/30/2021	$27,503	$25,721	$24,356
5/31/2021	$26,688	$25,328	$24,467
6/30/2021	$28,961	$27,049	$25,071
7/31/2021	$29,749	$27,327	$25,495
8/31/2021	$30,792	$28,209	$26,222
9/30/2021	$28,938	$26,843	$25,045
10/31/2021	$30,979	$28,725	$26,739
11/30/2021	$28,565	$27,511	$26,332
12/31/2021	$28,286	$27,608	$27,369
1/31/2022	$23,295	$24,045	$25,759
2/28/2022	$22,837	$23,753	$25,110
3/31/2022	$22,989	$24,135	$25,924
4/30/2022	$19,385	$21,417	$23,598
5/31/2022	$17,603	$20,588	$23,566
6/30/2022	$16,504	$19,049	$21,595
7/31/2022	$18,761	$21,380	$23,621
8/31/2022	$18,016	$20,680	$22,739
9/30/2022	$16,127	$18,925	$20,630
10/31/2022	$16,840	$20,412	$22,322
11/30/2022	$17,689	$21,523	$23,487
12/31/2022	$16,427	$20,231	$22,112
1/31/2023	$17,944	$21,996	$23,635
2/28/2023	$17,469	$21,779	$23,083
3/31/2023	$18,277	$22,079	$23,700
4/30/2023	$18,057	$21,759	$23,952
5/31/2023	$18,101	$21,773	$24,046
6/30/2023	$19,340	$23,456	$25,688
7/31/2023	$19,830	$24,165	$26,608
8/31/2023	$18,905	$23,369	$26,095
9/30/2023	$17,783	$22,230	$24,852
10/31/2023	$16,701	$21,096	$24,193
11/30/2023	$18,820	$23,670	$26,449
12/31/2023	$20,364	$25,464	$27,852
1/31/2024	$20,341	$25,327	$28,160
2/29/2024	$22,085	$27,231	$29,685
3/31/2024	$22,592	$27,882	$30,642
4/30/2024	$21,225	$26,263	$29,294
5/31/2024	$21,754	$26,543	$30,678
6/30/2024	$22,021	$26,986	$31,628
7/31/2024	$22,067	$27,150	$32,216
8/31/2024	$22,919	$27,824	$32,917
9/30/2024	$23,715	$28,751	$33,598
10/31/2024	$23,752	$29,254	$33,351
11/30/2024	$26,294	$33,153	$35,570
12/31/2024	$24,297	$31,092	$34,483
1/31/2025	$25,961	$33,076	$35,571
2/28/2025	$24,165	$31,191	$34,890
3/31/2025	$21,765	$28,878	$32,854
4/30/2025	$22,937	$29,848	$32,634
5/31/2025	$25,479	$32,710	$34,703
6/30/2025	$27,163	$34,135	$36,466
7/31/2025	$27,620	$34,828	$37,269
8/31/2025	$27,848	$35,177	$38,131
9/30/2025	$28,178	$35,084	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	18.82	4.81	11.57
Class A with Load	11.99	3.58	10.92
Russell Midcap® Growth Index	22.02	11.26	13.37
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 657,008,927
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 4,548,489
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$657,008,927
# of portfolio holdings	57
Portfolio turnover rate	69%
Total advisory fees paid	$4,548,489

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	22.1
Information technology	17.2
Health care	16.8
Consumer discretionary	16.2
Communication services	11.1
Financials	9.4
Utilities	3.8
Materials	3.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Vistra Corp.	3.8
Roblox Corp. Class A	3.4
Hilton Worldwide Holdings, Inc.	3.1
Alnylam Pharmaceuticals, Inc.	2.8
Vertiv Holdings Co. Class A	2.8
Monolithic Power Systems, Inc.	2.7
Quanta Services, Inc.	2.7
Carvana Co. Class A	2.6
Live Nation Entertainment, Inc.	2.5
IDEXX Laboratories, Inc.	2.5

Material Fund Change [Text Block]
C000064969
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	WENCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Growth Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$210	1.93%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The 12-month period that ended September 30, 2025, was a positive but volatile period for U.S. equities. The economy showed resilience—U.S. gross domestic product growth remained positive and consumer strength persisted. However, the new U.S. administration’s aggressive policies on tariffs, immigration, and spending sparked concerns that rising costs and labor shortages could reignite inflation. After policy adjustments and trade negotiations, investors refocused on optimism over massive investments in artificial intelligence and falling interest rates, fueling a sharp rally in speculative corners of the market. Many active managers underperformed in 2025, as lower-quality and unprofitable equities sharply outperformed.

The portfolio benefited from security selection within communication services and financials, where holdings with innovative technologies and strong demand, such as Robinhood Markets, Inc. and Roblox Corp., contributed. In contrast, the portfolio’s relative underweight to Palantir Technologies (This security was no longer held at the end of the reporting period.) and other speculative benchmark holdings detracted from returns.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class C with Load	Russell Midcap® Growth Index	Russell 3000® Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,570	$10,629	$10,790
11/30/2015	$10,570	$10,653	$10,850
12/31/2015	$10,374	$10,412	$10,627
1/31/2016	$9,353	$9,624	$10,027
2/29/2016	$9,241	$9,774	$10,024
3/31/2016	$9,839	$10,472	$10,730
4/30/2016	$10,075	$10,466	$10,796
5/31/2016	$10,425	$10,637	$10,990
6/30/2016	$10,481	$10,636	$11,012
7/31/2016	$10,913	$11,162	$11,449
8/31/2016	$10,772	$11,130	$11,478
9/30/2016	$10,780	$11,124	$11,496
10/31/2016	$10,388	$10,672	$11,248
11/30/2016	$10,766	$11,136	$11,751
12/31/2016	$10,725	$11,175	$11,980
1/31/2017	$11,205	$11,547	$12,206
2/28/2017	$11,622	$11,879	$12,660
3/31/2017	$11,761	$11,945	$12,668
4/30/2017	$12,060	$12,122	$12,803
5/31/2017	$12,466	$12,412	$12,934
6/30/2017	$12,498	$12,449	$13,050
7/31/2017	$12,741	$12,657	$13,296
8/31/2017	$12,708	$12,746	$13,322
9/30/2017	$13,007	$13,106	$13,647
10/31/2017	$13,401	$13,473	$13,945
11/30/2017	$13,599	$13,924	$14,368
12/31/2017	$13,677	$13,999	$14,512
1/31/2018	$14,559	$14,791	$15,277
2/28/2018	$14,125	$14,326	$14,714
3/31/2018	$14,021	$14,303	$14,418
4/30/2018	$13,828	$14,168	$14,473
5/31/2018	$14,428	$14,698	$14,882
6/30/2018	$14,502	$14,754	$14,979
7/31/2018	$14,886	$15,071	$15,476
8/31/2018	$15,570	$15,940	$16,020
9/30/2018	$15,600	$15,872	$16,046
10/31/2018	$13,965	$14,300	$14,865
11/30/2018	$14,081	$14,664	$15,162
12/31/2018	$12,757	$13,333	$13,751
1/31/2019	$14,389	$14,866	$14,931
2/28/2019	$15,293	$15,737	$15,457
3/31/2019	$15,616	$15,950	$15,682
4/30/2019	$16,329	$16,667	$16,309
5/31/2019	$15,908	$15,708	$15,253
6/30/2019	$17,042	$16,811	$16,325
7/31/2019	$17,369	$17,204	$16,567
8/31/2019	$17,155	$16,890	$16,229
9/30/2019	$16,722	$16,698	$16,514
10/31/2019	$16,629	$17,008	$16,870
11/30/2019	$17,595	$17,854	$17,511
12/31/2019	$17,808	$18,063	$18,017
1/31/2020	$18,301	$18,232	$17,997
2/29/2020	$17,253	$16,975	$16,523
3/31/2020	$14,687	$14,443	$14,251
4/30/2020	$17,085	$16,705	$16,139
5/31/2020	$19,028	$18,383	$17,002
6/30/2020	$19,722	$18,814	$17,390
7/31/2020	$21,338	$20,317	$18,378
8/31/2020	$22,625	$20,869	$19,709
9/30/2020	$22,764	$20,577	$18,992
10/31/2020	$22,941	$20,602	$18,582
11/30/2020	$26,302	$23,370	$20,842
12/31/2020	$27,985	$24,491	$21,780
1/31/2021	$27,660	$24,409	$21,683
2/28/2021	$28,234	$24,826	$22,361
3/31/2021	$26,602	$24,352	$23,162
4/30/2021	$27,980	$25,721	$24,356
5/31/2021	$27,134	$25,328	$24,467
6/30/2021	$29,428	$27,049	$25,071
7/31/2021	$30,204	$27,327	$25,495
8/31/2021	$31,248	$28,209	$26,222
9/30/2021	$29,348	$26,843	$25,045
10/31/2021	$31,394	$28,725	$26,739
11/30/2021	$28,930	$27,511	$26,332
12/31/2021	$28,629	$27,608	$27,369
1/31/2022	$23,563	$24,045	$25,759
2/28/2022	$23,084	$23,753	$25,110
3/31/2022	$23,228	$24,135	$25,924
4/30/2022	$19,569	$21,417	$23,598
5/31/2022	$17,763	$20,588	$23,566
6/30/2022	$16,643	$19,049	$21,595
7/31/2022	$18,905	$21,380	$23,621
8/31/2022	$18,144	$20,680	$22,739
9/30/2022	$16,228	$18,925	$20,630
10/31/2022	$16,938	$20,412	$22,322
11/30/2022	$17,780	$21,523	$23,487
12/31/2022	$16,499	$20,231	$22,112
1/31/2023	$18,011	$21,996	$23,635
2/28/2023	$17,526	$21,779	$23,083
3/31/2023	$18,323	$22,079	$23,700
4/30/2023	$18,092	$21,759	$23,952
5/31/2023	$18,126	$21,773	$24,046
6/30/2023	$19,356	$23,456	$25,688
7/31/2023	$19,835	$24,165	$26,608
8/31/2023	$18,894	$23,369	$26,095
9/30/2023	$17,763	$22,230	$24,852
10/31/2023	$16,682	$21,096	$24,193
11/30/2023	$18,798	$23,670	$26,449
12/31/2023	$20,341	$25,464	$27,852
1/31/2024	$20,318	$25,327	$28,160
2/29/2024	$22,061	$27,231	$29,685
3/31/2024	$22,566	$27,882	$30,642
4/30/2024	$21,201	$26,263	$29,294
5/31/2024	$21,729	$26,543	$30,678
6/30/2024	$21,996	$26,986	$31,628
7/31/2024	$22,042	$27,150	$32,216
8/31/2024	$22,893	$27,824	$32,917
9/30/2024	$23,689	$28,751	$33,598
10/31/2024	$23,725	$29,254	$33,351
11/30/2024	$26,264	$33,153	$35,570
12/31/2024	$24,269	$31,092	$34,483
1/31/2025	$25,932	$33,076	$35,571
2/28/2025	$24,138	$31,191	$34,890
3/31/2025	$21,741	$28,878	$32,854
4/30/2025	$22,911	$29,848	$32,634
5/31/2025	$25,450	$32,710	$34,703
6/30/2025	$27,133	$34,135	$36,466
7/31/2025	$27,589	$34,828	$37,269
8/31/2025	$27,817	$35,177	$38,131
9/30/2025	$28,146	$35,084	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	17.88	4.01	10.90
Class C with Load	16.88	4.01	10.90
Russell Midcap® Growth Index	22.02	11.26	13.37
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 657,008,927
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 4,548,489
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$657,008,927
# of portfolio holdings	57
Portfolio turnover rate	69%
Total advisory fees paid	$4,548,489

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	22.1
Information technology	17.2
Health care	16.8
Consumer discretionary	16.2
Communication services	11.1
Financials	9.4
Utilities	3.8
Materials	3.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Vistra Corp.	3.8
Roblox Corp. Class A	3.4
Hilton Worldwide Holdings, Inc.	3.1
Alnylam Pharmaceuticals, Inc.	2.8
Vertiv Holdings Co. Class A	2.8
Monolithic Power Systems, Inc.	2.7
Quanta Services, Inc.	2.7
Carvana Co. Class A	2.6
Live Nation Entertainment, Inc.	2.5
IDEXX Laboratories, Inc.	2.5

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since October 1, 2024.
C000150666
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	WENRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Growth Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$88	0.80%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The 12-month period that ended September 30, 2025, was a positive but volatile period for U.S. equities. The economy showed resilience—U.S. gross domestic product growth remained positive and consumer strength persisted. However, the new U.S. administration’s aggressive policies on tariffs, immigration, and spending sparked concerns that rising costs and labor shortages could reignite inflation. After policy adjustments and trade negotiations, investors refocused on optimism over massive investments in artificial intelligence and falling interest rates, fueling a sharp rally in speculative corners of the market. Many active managers underperformed in 2025, as lower-quality and unprofitable equities sharply outperformed.

The portfolio benefited from security selection within communication services and financials, where holdings with innovative technologies and strong demand, such as Robinhood Markets, Inc. and Roblox Corp., contributed. In contrast, the portfolio’s relative underweight to Palantir Technologies (This security was no longer held at the end of the reporting period.) and other speculative benchmark holdings detracted from returns.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class R6	Russell Midcap® Growth Index	Russell 3000® Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,581	$10,629	$10,790
11/30/2015	$10,588	$10,653	$10,850
12/31/2015	$10,406	$10,412	$10,627
1/31/2016	$9,389	$9,624	$10,027
2/29/2016	$9,284	$9,774	$10,024
3/31/2016	$9,894	$10,472	$10,730
4/30/2016	$10,144	$10,466	$10,796
5/31/2016	$10,505	$10,637	$10,990
6/30/2016	$10,569	$10,636	$11,012
7/31/2016	$11,016	$11,162	$11,449
8/31/2016	$10,884	$11,130	$11,478
9/30/2016	$10,906	$11,124	$11,496
10/31/2016	$10,517	$10,672	$11,248
11/30/2016	$10,911	$11,136	$11,751
12/31/2016	$10,879	$11,175	$11,980
1/31/2017	$11,374	$11,547	$12,206
2/28/2017	$11,812	$11,879	$12,660
3/31/2017	$11,965	$11,945	$12,668
4/30/2017	$12,280	$12,122	$12,803
5/31/2017	$12,703	$12,412	$12,934
6/30/2017	$12,748	$12,449	$13,050
7/31/2017	$13,011	$12,657	$13,296
8/31/2017	$12,986	$12,746	$13,322
9/30/2017	$13,306	$13,106	$13,647
10/31/2017	$13,721	$13,473	$13,945
11/30/2017	$13,937	$13,924	$14,368
12/31/2017	$14,034	$13,999	$14,512
1/31/2018	$14,948	$14,791	$15,277
2/28/2018	$14,520	$14,326	$14,714
3/31/2018	$14,423	$14,303	$14,418
4/30/2018	$14,238	$14,168	$14,473
5/31/2018	$14,870	$14,698	$14,882
6/30/2018	$14,961	$14,754	$14,979
7/31/2018	$15,370	$15,071	$15,476
8/31/2018	$16,096	$15,940	$16,020
9/30/2018	$16,140	$15,872	$16,046
10/31/2018	$14,462	$14,300	$14,865
11/30/2018	$14,597	$14,664	$15,162
12/31/2018	$13,238	$13,333	$13,751
1/31/2019	$14,943	$14,866	$14,931
2/28/2019	$15,896	$15,737	$15,457
3/31/2019	$16,248	$15,950	$15,682
4/30/2019	$17,009	$16,667	$16,309
5/31/2019	$16,582	$15,708	$15,253
6/30/2019	$17,781	$16,811	$16,325
7/31/2019	$18,140	$17,204	$16,567
8/31/2019	$17,937	$16,890	$16,229
9/30/2019	$17,498	$16,698	$16,514
10/31/2019	$17,417	$17,008	$16,870
11/30/2019	$18,448	$17,854	$17,511
12/31/2019	$18,688	$18,063	$18,017
1/31/2020	$19,223	$18,232	$17,997
2/29/2020	$18,140	$16,975	$16,523
3/31/2020	$15,455	$14,443	$14,251
4/30/2020	$17,995	$16,705	$16,139
5/31/2020	$20,062	$18,383	$17,002
6/30/2020	$20,812	$18,814	$17,390
7/31/2020	$22,540	$20,317	$18,378
8/31/2020	$23,924	$20,869	$19,709
9/30/2020	$24,092	$20,577	$18,992
10/31/2020	$24,303	$20,602	$18,582
11/30/2020	$27,890	$23,370	$20,842
12/31/2020	$29,705	$24,491	$21,780
1/31/2021	$29,383	$24,409	$21,683
2/28/2021	$30,020	$24,826	$22,361
3/31/2021	$28,315	$24,352	$23,162
4/30/2021	$29,809	$25,721	$24,356
5/31/2021	$28,935	$25,328	$24,467
6/30/2021	$31,410	$27,049	$25,071
7/31/2021	$32,274	$27,327	$25,495
8/31/2021	$33,417	$28,209	$26,222
9/30/2021	$31,418	$26,843	$25,045
10/31/2021	$33,642	$28,725	$26,739
11/30/2021	$31,031	$27,511	$26,332
12/31/2021	$30,741	$27,608	$27,369
1/31/2022	$25,321	$24,045	$25,759
2/28/2022	$24,830	$23,753	$25,110
3/31/2022	$25,007	$24,135	$25,924
4/30/2022	$21,089	$21,417	$23,598
5/31/2022	$19,159	$20,588	$23,566
6/30/2022	$17,967	$19,049	$21,595
7/31/2022	$20,429	$21,380	$23,621
8/31/2022	$19,625	$20,680	$22,739
9/30/2022	$17,571	$18,925	$20,630
10/31/2022	$18,354	$20,412	$22,322
11/30/2022	$19,287	$21,523	$23,487
12/31/2022	$17,917	$20,231	$22,112
1/31/2023	$19,575	$21,996	$23,635
2/28/2023	$19,064	$21,779	$23,083
3/31/2023	$19,955	$22,079	$23,700
4/30/2023	$19,720	$21,759	$23,952
5/31/2023	$19,773	$21,773	$24,046
6/30/2023	$21,134	$23,456	$25,688
7/31/2023	$21,675	$24,165	$26,608
8/31/2023	$20,668	$23,369	$26,095
9/30/2023	$19,452	$22,230	$24,852
10/31/2023	$18,272	$21,096	$24,193
11/30/2023	$20,598	$23,670	$26,449
12/31/2023	$22,293	$25,464	$27,852
1/31/2024	$22,272	$25,327	$28,160
2/29/2024	$24,189	$27,231	$29,685
3/31/2024	$24,754	$27,882	$30,642
4/30/2024	$23,263	$26,263	$29,294
5/31/2024	$23,852	$26,543	$30,678
6/30/2024	$24,156	$26,986	$31,628
7/31/2024	$24,215	$27,150	$32,216
8/31/2024	$25,159	$27,824	$32,917
9/30/2024	$26,031	$28,751	$33,598
10/31/2024	$26,086	$29,254	$33,351
11/30/2024	$28,879	$33,153	$35,570
12/31/2024	$26,694	$31,092	$34,483
1/31/2025	$28,533	$33,076	$35,571
2/28/2025	$26,566	$31,191	$34,890
3/31/2025	$23,932	$28,878	$32,854
4/30/2025	$25,224	$29,848	$32,634
5/31/2025	$28,031	$32,710	$34,703
6/30/2025	$29,894	$34,135	$36,466
7/31/2025	$30,405	$34,828	$37,269
8/31/2025	$30,661	$35,177	$38,131
9/30/2025	$31,035	$35,084	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6	19.24	5.20	11.99
Russell Midcap® Growth Index	22.02	11.26	13.37
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 657,008,927
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 4,548,489
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$657,008,927
# of portfolio holdings	57
Portfolio turnover rate	69%
Total advisory fees paid	$4,548,489

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	22.1
Information technology	17.2
Health care	16.8
Consumer discretionary	16.2
Communication services	11.1
Financials	9.4
Utilities	3.8
Materials	3.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Vistra Corp.	3.8
Roblox Corp. Class A	3.4
Hilton Worldwide Holdings, Inc.	3.1
Alnylam Pharmaceuticals, Inc.	2.8
Vertiv Holdings Co. Class A	2.8
Monolithic Power Systems, Inc.	2.7
Quanta Services, Inc.	2.7
Carvana Co. Class A	2.6
Live Nation Entertainment, Inc.	2.5
IDEXX Laboratories, Inc.	2.5

Material Fund Change [Text Block]
C000020164
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	WFEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Growth Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$93	0.85%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The 12-month period that ended September 30, 2025, was a positive but volatile period for U.S. equities. The economy showed resilience—U.S. gross domestic product growth remained positive and consumer strength persisted. However, the new U.S. administration’s aggressive policies on tariffs, immigration, and spending sparked concerns that rising costs and labor shortages could reignite inflation. After policy adjustments and trade negotiations, investors refocused on optimism over massive investments in artificial intelligence and falling interest rates, fueling a sharp rally in speculative corners of the market. Many active managers underperformed in 2025, as lower-quality and unprofitable equities sharply outperformed.

The portfolio benefited from security selection within communication services and financials, where holdings with innovative technologies and strong demand, such as Robinhood Markets, Inc. and Roblox Corp., contributed. In contrast, the portfolio’s relative underweight to Palantir Technologies (This security was no longer held at the end of the reporting period.) and other speculative benchmark holdings detracted from returns.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Institutional Class	Russell Midcap® Growth Index	Russell 3000® Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,582	$10,629	$10,790
11/30/2015	$10,588	$10,653	$10,850
12/31/2015	$10,404	$10,412	$10,627
1/31/2016	$9,389	$9,624	$10,027
2/29/2016	$9,281	$9,774	$10,024
3/31/2016	$9,889	$10,472	$10,730
4/30/2016	$10,140	$10,466	$10,796
5/31/2016	$10,498	$10,637	$10,990
6/30/2016	$10,565	$10,636	$11,012
7/31/2016	$11,010	$11,162	$11,449
8/31/2016	$10,878	$11,130	$11,478
9/30/2016	$10,897	$11,124	$11,496
10/31/2016	$10,510	$10,672	$11,248
11/30/2016	$10,902	$11,136	$11,751
12/31/2016	$10,870	$11,175	$11,980
1/31/2017	$11,365	$11,547	$12,206
2/28/2017	$11,801	$11,879	$12,660
3/31/2017	$11,954	$11,945	$12,668
4/30/2017	$12,267	$12,122	$12,803
5/31/2017	$12,692	$12,412	$12,934
6/30/2017	$12,735	$12,449	$13,050
7/31/2017	$12,995	$12,657	$13,296
8/31/2017	$12,973	$12,746	$13,322
9/30/2017	$13,291	$13,106	$13,647
10/31/2017	$13,706	$13,473	$13,945
11/30/2017	$13,919	$13,924	$14,368
12/31/2017	$14,017	$13,999	$14,512
1/31/2018	$14,928	$14,791	$15,277
2/28/2018	$14,497	$14,326	$14,714
3/31/2018	$14,403	$14,303	$14,418
4/30/2018	$14,218	$14,168	$14,473
5/31/2018	$14,848	$14,698	$14,882
6/30/2018	$14,939	$14,754	$14,979
7/31/2018	$15,345	$15,071	$15,476
8/31/2018	$16,069	$15,940	$16,020
9/30/2018	$16,113	$15,872	$16,046
10/31/2018	$14,439	$14,300	$14,865
11/30/2018	$14,572	$14,664	$15,162
12/31/2018	$13,215	$13,333	$13,751
1/31/2019	$14,918	$14,866	$14,931
2/28/2019	$15,870	$15,737	$15,457
3/31/2019	$16,219	$15,950	$15,682
4/30/2019	$16,974	$16,667	$16,309
5/31/2019	$16,550	$15,708	$15,253
6/30/2019	$17,744	$16,811	$16,325
7/31/2019	$18,103	$17,204	$16,567
8/31/2019	$17,900	$16,890	$16,229
9/30/2019	$17,461	$16,698	$16,514
10/31/2019	$17,376	$17,008	$16,870
11/30/2019	$18,409	$17,854	$17,511
12/31/2019	$18,646	$18,063	$18,017
1/31/2020	$19,182	$18,232	$17,997
2/29/2020	$18,097	$16,975	$16,523
3/31/2020	$15,418	$14,443	$14,251
4/30/2020	$17,952	$16,705	$16,139
5/31/2020	$20,012	$18,383	$17,002
6/30/2020	$20,759	$18,814	$17,390
7/31/2020	$22,482	$20,317	$18,378
8/31/2020	$23,858	$20,869	$19,709
9/30/2020	$24,030	$20,577	$18,992
10/31/2020	$24,239	$20,602	$18,582
11/30/2020	$27,814	$23,370	$20,842
12/31/2020	$29,621	$24,491	$21,780
1/31/2021	$29,302	$24,409	$21,683
2/28/2021	$29,933	$24,826	$22,361
3/31/2021	$28,229	$24,352	$23,162
4/30/2021	$29,718	$25,721	$24,356
5/31/2021	$28,846	$25,328	$24,467
6/30/2021	$31,311	$27,049	$25,071
7/31/2021	$32,172	$27,327	$25,495
8/31/2021	$33,310	$28,209	$26,222
9/30/2021	$31,315	$26,843	$25,045
10/31/2021	$33,528	$28,725	$26,739
11/30/2021	$30,923	$27,511	$26,332
12/31/2021	$30,632	$27,608	$27,369
1/31/2022	$25,233	$24,045	$25,759
2/28/2022	$24,741	$23,753	$25,110
3/31/2022	$24,914	$24,135	$25,924
4/30/2022	$21,011	$21,417	$23,598
5/31/2022	$19,089	$20,588	$23,566
6/30/2022	$17,898	$19,049	$21,595
7/31/2022	$20,350	$21,380	$23,621
8/31/2022	$19,548	$20,680	$22,739
9/30/2022	$17,501	$18,925	$20,630
10/31/2022	$18,283	$20,412	$22,322
11/30/2022	$19,209	$21,523	$23,487
12/31/2022	$17,844	$20,231	$22,112
1/31/2023	$19,494	$21,996	$23,635
2/28/2023	$18,985	$21,779	$23,083
3/31/2023	$19,870	$22,079	$23,700
4/30/2023	$19,639	$21,759	$23,952
5/31/2023	$19,688	$21,773	$24,046
6/30/2023	$21,044	$23,456	$25,688
7/31/2023	$21,582	$24,165	$26,608
8/31/2023	$20,581	$23,369	$26,095
9/30/2023	$19,366	$22,230	$24,852
10/31/2023	$18,192	$21,096	$24,193
11/30/2023	$20,503	$23,670	$26,449
12/31/2023	$22,190	$25,464	$27,852
1/31/2024	$22,173	$25,327	$28,160
2/29/2024	$24,078	$27,231	$29,685
3/31/2024	$24,640	$27,882	$30,642
4/30/2024	$23,153	$26,263	$29,294
5/31/2024	$23,740	$26,543	$30,678
6/30/2024	$24,036	$26,986	$31,628
7/31/2024	$24,095	$27,150	$32,216
8/31/2024	$25,033	$27,824	$32,917
9/30/2024	$25,903	$28,751	$33,598
10/31/2024	$25,953	$29,254	$33,351
11/30/2024	$28,733	$33,153	$35,570
12/31/2024	$26,559	$31,092	$34,483
1/31/2025	$28,386	$33,076	$35,571
2/28/2025	$26,430	$31,191	$34,890
3/31/2025	$23,806	$28,878	$32,854
4/30/2025	$25,093	$29,848	$32,634
5/31/2025	$27,887	$32,710	$34,703
6/30/2025	$29,733	$34,135	$36,466
7/31/2025	$30,241	$34,828	$37,269
8/31/2025	$30,493	$35,177	$38,131
9/30/2025	$30,864	$35,084	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	19.17	5.13	11.93
Russell Midcap® Growth Index	22.02	11.26	13.37
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 657,008,927
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 4,548,489
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$657,008,927
# of portfolio holdings	57
Portfolio turnover rate	69%
Total advisory fees paid	$4,548,489

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	22.1
Information technology	17.2
Health care	16.8
Consumer discretionary	16.2
Communication services	11.1
Financials	9.4
Utilities	3.8
Materials	3.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Vistra Corp.	3.8
Roblox Corp. Class A	3.4
Hilton Worldwide Holdings, Inc.	3.1
Alnylam Pharmaceuticals, Inc.	2.8
Vertiv Holdings Co. Class A	2.8
Monolithic Power Systems, Inc.	2.7
Quanta Services, Inc.	2.7
Carvana Co. Class A	2.6
Live Nation Entertainment, Inc.	2.5
IDEXX Laboratories, Inc.	2.5

Material Fund Change [Text Block]
C000020159
Shareholder Report [Line Items]
Fund Name	Opportunity Fund
Class Name	Administrator Class
Trading Symbol	WOFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Opportunity Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$98	0.95%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period that ended September 30, 2025, equity markets faced volatility driven by a presidential election, tariff announcements, and continued technological transformation through artificial intelligence (AI). Despite ongoing political and economic uncertainty, resilient corporate earnings, easing inflation, and broader market leadership supported steady gains in the period. The AI build-out and elevated capital spending are expected to remain key market drivers, while investor focus on interest and mortgage rates is fueling optimism for a housing rebound.

The Fund underperformed its benchmark for the period. The Fund’s underweight or lack of exposure to emerging AI leaders (Broadcom, Inc.; Palantir Technologies, Inc.; and Oracle Corp.), combined with weak stock selection in information technology and materials, weighed on performance. However, we remain optimistic about the Fund’s prospects given the attractive private market valuations of many of our holdings.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Administrator Class	Russell 3000® Index
9/30/2015	$10,000	$10,000
10/31/2015	$10,787	$10,790
11/30/2015	$10,776	$10,850
12/31/2015	$10,405	$10,627
1/31/2016	$9,781	$10,027
2/29/2016	$9,781	$10,024
3/31/2016	$10,596	$10,730
4/30/2016	$10,681	$10,796
5/31/2016	$10,857	$10,990
6/30/2016	$10,686	$11,012
7/31/2016	$11,140	$11,449
8/31/2016	$11,203	$11,478
9/30/2016	$11,268	$11,496
10/31/2016	$11,085	$11,248
11/30/2016	$11,667	$11,751
12/31/2016	$11,665	$11,980
1/31/2017	$12,104	$12,206
2/28/2017	$12,327	$12,660
3/31/2017	$12,327	$12,668
4/30/2017	$12,489	$12,803
5/31/2017	$12,681	$12,934
6/30/2017	$12,684	$13,050
7/31/2017	$12,862	$13,296
8/31/2017	$12,833	$13,322
9/30/2017	$13,154	$13,647
10/31/2017	$13,436	$13,945
11/30/2017	$13,806	$14,368
12/31/2017	$14,027	$14,512
1/31/2018	$14,721	$15,277
2/28/2018	$14,238	$14,714
3/31/2018	$13,964	$14,418
4/30/2018	$14,054	$14,473
5/31/2018	$14,382	$14,882
6/30/2018	$14,439	$14,979
7/31/2018	$14,962	$15,476
8/31/2018	$15,175	$16,020
9/30/2018	$15,178	$16,046
10/31/2018	$14,120	$14,865
11/30/2018	$14,409	$15,162
12/31/2018	$13,025	$13,751
1/31/2019	$14,272	$14,931
2/28/2019	$14,686	$15,457
3/31/2019	$14,993	$15,682
4/30/2019	$15,612	$16,309
5/31/2019	$14,653	$15,253
6/30/2019	$15,618	$16,325
7/31/2019	$16,060	$16,567
8/31/2019	$15,812	$16,229
9/30/2019	$15,993	$16,514
10/31/2019	$16,110	$16,870
11/30/2019	$16,755	$17,511
12/31/2019	$17,136	$18,017
1/31/2020	$17,013	$17,997
2/29/2020	$15,777	$16,523
3/31/2020	$13,426	$14,251
4/30/2020	$15,099	$16,139
5/31/2020	$16,180	$17,002
6/30/2020	$16,310	$17,390
7/31/2020	$17,083	$18,378
8/31/2020	$18,435	$19,709
9/30/2020	$17,888	$18,992
10/31/2020	$17,620	$18,582
11/30/2020	$19,797	$20,842
12/31/2020	$20,765	$21,780
1/31/2021	$20,223	$21,683
2/28/2021	$20,829	$22,361
3/31/2021	$21,662	$23,162
4/30/2021	$23,206	$24,356
5/31/2021	$23,187	$24,467
6/30/2021	$23,707	$25,071
7/31/2021	$24,607	$25,495
8/31/2021	$25,190	$26,222
9/30/2021	$23,946	$25,045
10/31/2021	$25,161	$26,739
11/30/2021	$24,682	$26,332
12/31/2021	$25,898	$27,369
1/31/2022	$23,973	$25,759
2/28/2022	$23,109	$25,110
3/31/2022	$23,709	$25,924
4/30/2022	$21,900	$23,598
5/31/2022	$21,524	$23,566
6/30/2022	$19,955	$21,595
7/31/2022	$22,165	$23,621
8/31/2022	$21,201	$22,739
9/30/2022	$19,177	$20,630
10/31/2022	$20,357	$22,322
11/30/2022	$21,631	$23,487
12/31/2022	$20,540	$22,112
1/31/2023	$22,417	$23,635
2/28/2023	$21,784	$23,083
3/31/2023	$22,282	$23,700
4/30/2023	$22,341	$23,952
5/31/2023	$22,408	$24,046
6/30/2023	$24,091	$25,688
7/31/2023	$24,851	$26,608
8/31/2023	$24,462	$26,095
9/30/2023	$22,942	$24,852
10/31/2023	$21,906	$24,193
11/30/2023	$24,453	$26,449
12/31/2023	$26,001	$27,852
1/31/2024	$26,141	$28,160
2/29/2024	$27,612	$29,685
3/31/2024	$28,296	$30,642
4/30/2024	$26,671	$29,294
5/31/2024	$27,238	$30,678
6/30/2024	$27,561	$31,628
7/31/2024	$28,582	$32,216
8/31/2024	$29,126	$32,917
9/30/2024	$29,613	$33,598
10/31/2024	$29,177	$33,351
11/30/2024	$31,000	$35,570
12/31/2024	$29,916	$34,483
1/31/2025	$31,108	$35,571
2/28/2025	$29,875	$34,890
3/31/2025	$27,845	$32,854
4/30/2025	$27,158	$32,634
5/31/2025	$28,764	$34,703
6/30/2025	$30,406	$36,466
7/31/2025	$31,022	$37,269
8/31/2025	$31,547	$38,131
9/30/2025	$31,714	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	7.09	12.13	12.23
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,899,937,105
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 13,141,538
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,899,937,105
# of portfolio holdings	52
Portfolio turnover rate	21%
Total advisory fees paid	$13,141,538

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	31.0
Industrials	14.6
Consumer discretionary	13.0
Financials	12.4
Communication services	10.5
Health care	6.1
Real estate	5.0
Materials	4.8
Consumer staples	2.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	6.4
Amazon.com, Inc.	6.2
Alphabet, Inc. Class C	5.7
Apple, Inc.	4.9
Meta Platforms, Inc. Class A	4.7
NVIDIA Corp.	3.4
Mastercard, Inc. Class A	3.2
Marvell Technology, Inc.	3.0
Texas Instruments, Inc.	2.4
Charles Schwab Corp.	2.4

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2024.

On November 13, 2025, Robert Wicentowski, CFA was added as a portfolio manager for the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since October 1, 2024.
C000020160
Shareholder Report [Line Items]
Fund Name	Opportunity Fund
Class Name	Class A
Trading Symbol	SOPVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Opportunity Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$117	1.13%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period that ended September 30, 2025, equity markets faced volatility driven by a presidential election, tariff announcements, and continued technological transformation through artificial intelligence (AI). Despite ongoing political and economic uncertainty, resilient corporate earnings, easing inflation, and broader market leadership supported steady gains in the period. The AI build-out and elevated capital spending are expected to remain key market drivers, while investor focus on interest and mortgage rates is fueling optimism for a housing rebound.

The Fund underperformed its benchmark for the period. The Fund’s underweight or lack of exposure to emerging AI leaders (Broadcom, Inc.; Palantir Technologies, Inc.; and Oracle Corp.), combined with weak stock selection in information technology and materials, weighed on performance. However, we remain optimistic about the Fund’s prospects given the attractive private market valuations of many of our holdings.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class A with Load	Russell 3000® Index
9/30/2015	$9,426	$10,000
10/31/2015	$10,170	$10,790
11/30/2015	$10,157	$10,850
12/31/2015	$9,805	$10,627
1/31/2016	$9,215	$10,027
2/29/2016	$9,213	$10,024
3/31/2016	$9,980	$10,730
4/30/2016	$10,058	$10,796
5/31/2016	$10,221	$10,990
6/30/2016	$10,058	$11,012
7/31/2016	$10,484	$11,449
8/31/2016	$10,542	$11,478
9/30/2016	$10,600	$11,496
10/31/2016	$10,426	$11,248
11/30/2016	$10,973	$11,751
12/31/2016	$10,969	$11,980
1/31/2017	$11,379	$12,206
2/28/2017	$11,586	$12,660
3/31/2017	$11,584	$12,668
4/30/2017	$11,737	$12,803
5/31/2017	$11,915	$12,934
6/30/2017	$11,915	$13,050
7/31/2017	$12,079	$13,296
8/31/2017	$12,050	$13,322
9/30/2017	$12,349	$13,647
10/31/2017	$12,613	$13,945
11/30/2017	$12,958	$14,368
12/31/2017	$13,164	$14,512
1/31/2018	$13,812	$15,277
2/28/2018	$13,358	$14,714
3/31/2018	$13,100	$14,418
4/30/2018	$13,180	$14,473
5/31/2018	$13,484	$14,882
6/30/2018	$13,536	$14,979
7/31/2018	$14,024	$15,476
8/31/2018	$14,221	$16,020
9/30/2018	$14,221	$16,046
10/31/2018	$13,229	$14,865
11/30/2018	$13,496	$15,162
12/31/2018	$12,199	$13,751
1/31/2019	$13,361	$14,931
2/28/2019	$13,747	$15,457
3/31/2019	$14,034	$15,682
4/30/2019	$14,613	$16,309
5/31/2019	$13,713	$15,253
6/30/2019	$14,613	$16,325
7/31/2019	$15,023	$16,567
8/31/2019	$14,789	$16,229
9/30/2019	$14,958	$16,514
10/31/2019	$15,065	$16,870
11/30/2019	$15,665	$17,511
12/31/2019	$16,019	$18,017
1/31/2020	$15,899	$17,997
2/29/2020	$14,743	$16,523
3/31/2020	$12,544	$14,251
4/30/2020	$14,106	$16,139
5/31/2020	$15,112	$17,002
6/30/2020	$15,233	$17,390
7/31/2020	$15,950	$18,378
8/31/2020	$17,208	$19,709
9/30/2020	$16,696	$18,992
10/31/2020	$16,444	$18,582
11/30/2020	$18,474	$20,842
12/31/2020	$19,375	$21,780
1/31/2021	$18,865	$21,683
2/28/2021	$19,425	$22,361
3/31/2021	$20,200	$23,162
4/30/2021	$21,641	$24,356
5/31/2021	$21,617	$24,467
6/30/2021	$22,100	$25,071
7/31/2021	$22,933	$25,495
8/31/2021	$23,475	$26,222
9/30/2021	$22,310	$25,045
10/31/2021	$23,440	$26,739
11/30/2021	$22,992	$26,332
12/31/2021	$24,117	$27,369
1/31/2022	$22,323	$25,759
2/28/2022	$21,515	$25,110
3/31/2022	$22,069	$25,924
4/30/2022	$20,384	$23,598
5/31/2022	$20,030	$23,566
6/30/2022	$18,567	$21,595
7/31/2022	$20,620	$23,621
8/31/2022	$19,720	$22,739
9/30/2022	$17,834	$20,630
10/31/2022	$18,930	$22,322
11/30/2022	$20,109	$23,487
12/31/2022	$19,093	$22,112
1/31/2023	$20,833	$23,635
2/28/2023	$20,243	$23,083
3/31/2023	$20,702	$23,700
4/30/2023	$20,755	$23,952
5/31/2023	$20,813	$24,046
6/30/2023	$22,375	$25,688
7/31/2023	$23,075	$26,608
8/31/2023	$22,713	$26,095
9/30/2023	$21,297	$24,852
10/31/2023	$20,335	$24,193
11/30/2023	$22,694	$26,449
12/31/2023	$24,125	$27,852
1/31/2024	$24,256	$28,160
2/29/2024	$25,615	$29,685
3/31/2024	$26,244	$30,642
4/30/2024	$24,734	$29,294
5/31/2024	$25,253	$30,678
6/30/2024	$25,555	$31,628
7/31/2024	$26,496	$32,216
8/31/2024	$26,994	$32,917
9/30/2024	$27,448	$33,598
10/31/2024	$27,040	$33,351
11/30/2024	$28,721	$35,570
12/31/2024	$27,712	$34,483
1/31/2025	$28,811	$35,571
2/28/2025	$27,668	$34,890
3/31/2025	$25,783	$32,854
4/30/2025	$25,140	$32,634
5/31/2025	$26,624	$34,703
6/30/2025	$28,141	$36,466
7/31/2025	$28,707	$37,269
8/31/2025	$29,191	$38,131
9/30/2025	$29,339	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	6.89	11.93	12.02
Class A with Load	0.74	10.62	11.36
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,899,937,105
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 13,141,538
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,899,937,105
# of portfolio holdings	52
Portfolio turnover rate	21%
Total advisory fees paid	$13,141,538

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	31.0
Industrials	14.6
Consumer discretionary	13.0
Financials	12.4
Communication services	10.5
Health care	6.1
Real estate	5.0
Materials	4.8
Consumer staples	2.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	6.4
Amazon.com, Inc.	6.2
Alphabet, Inc. Class C	5.7
Apple, Inc.	4.9
Meta Platforms, Inc. Class A	4.7
NVIDIA Corp.	3.4
Mastercard, Inc. Class A	3.2
Marvell Technology, Inc.	3.0
Texas Instruments, Inc.	2.4
Charles Schwab Corp.	2.4

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2024.

On November 13, 2025, Robert Wicentowski, CFA was added as a portfolio manager for the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since October 1, 2024.
C000064968
Shareholder Report [Line Items]
Fund Name	Opportunity Fund
Class Name	Class C
Trading Symbol	WFOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Opportunity Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$194	1.88%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period that ended September 30, 2025, equity markets faced volatility driven by a presidential election, tariff announcements, and continued technological transformation through artificial intelligence (AI). Despite ongoing political and economic uncertainty, resilient corporate earnings, easing inflation, and broader market leadership supported steady gains in the period. The AI build-out and elevated capital spending are expected to remain key market drivers, while investor focus on interest and mortgage rates is fueling optimism for a housing rebound.

The Fund underperformed its benchmark for the period. The Fund’s underweight or lack of exposure to emerging AI leaders (Broadcom, Inc.; Palantir Technologies, Inc.; and Oracle Corp.), combined with weak stock selection in information technology and materials, weighed on performance. However, we remain optimistic about the Fund’s prospects given the attractive private market valuations of many of our holdings.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class C with Load	Russell 3000® Index
9/30/2015	$10,000	$10,000
10/31/2015	$10,781	$10,790
11/30/2015	$10,762	$10,850
12/31/2015	$10,381	$10,627
1/31/2016	$9,750	$10,027
2/29/2016	$9,744	$10,024
3/31/2016	$10,548	$10,730
4/30/2016	$10,624	$10,796
5/31/2016	$10,788	$10,990
6/30/2016	$10,610	$11,012
7/31/2016	$11,053	$11,449
8/31/2016	$11,109	$11,478
9/30/2016	$11,162	$11,496
10/31/2016	$10,972	$11,248
11/30/2016	$11,539	$11,751
12/31/2016	$11,527	$11,980
1/31/2017	$11,952	$12,206
2/28/2017	$12,163	$12,660
3/31/2017	$12,151	$12,668
4/30/2017	$12,305	$12,803
5/31/2017	$12,484	$12,934
6/30/2017	$12,475	$13,050
7/31/2017	$12,638	$13,296
8/31/2017	$12,602	$13,322
9/30/2017	$12,905	$13,647
10/31/2017	$13,173	$13,945
11/30/2017	$13,526	$14,368
12/31/2017	$13,729	$14,512
1/31/2018	$14,398	$15,277
2/28/2018	$13,916	$14,714
3/31/2018	$13,638	$14,418
4/30/2018	$13,716	$14,473
5/31/2018	$14,021	$14,882
6/30/2018	$14,066	$14,979
7/31/2018	$14,565	$15,476
8/31/2018	$14,758	$16,020
9/30/2018	$14,752	$16,046
10/31/2018	$13,712	$14,865
11/30/2018	$13,981	$15,162
12/31/2018	$12,626	$13,751
1/31/2019	$13,823	$14,931
2/28/2019	$14,215	$15,457
3/31/2019	$14,504	$15,682
4/30/2019	$15,089	$16,309
5/31/2019	$14,150	$15,253
6/30/2019	$15,069	$16,325
7/31/2019	$15,485	$16,567
8/31/2019	$15,231	$16,229
9/30/2019	$15,396	$16,514
10/31/2019	$15,496	$16,870
11/30/2019	$16,104	$17,511
12/31/2019	$16,458	$18,017
1/31/2020	$16,323	$17,997
2/29/2020	$15,128	$16,523
3/31/2020	$12,861	$14,251
4/30/2020	$14,453	$16,139
5/31/2020	$15,476	$17,002
6/30/2020	$15,591	$17,390
7/31/2020	$16,315	$18,378
8/31/2020	$17,808	$19,709
9/30/2020	$17,264	$18,992
10/31/2020	$16,994	$18,582
11/30/2020	$19,077	$20,842
12/31/2020	$19,994	$21,780
1/31/2021	$19,456	$21,683
2/28/2021	$20,025	$22,361
3/31/2021	$20,813	$23,162
4/30/2021	$22,279	$24,356
5/31/2021	$22,244	$24,467
6/30/2021	$22,725	$25,071
7/31/2021	$23,566	$25,495
8/31/2021	$24,109	$26,222
9/30/2021	$22,900	$25,045
10/31/2021	$24,043	$26,739
11/30/2021	$23,570	$26,332
12/31/2021	$24,707	$27,369
1/31/2022	$22,855	$25,759
2/28/2022	$22,015	$25,110
3/31/2022	$22,576	$25,924
4/30/2022	$20,843	$23,598
5/31/2022	$20,465	$23,566
6/30/2022	$18,960	$21,595
7/31/2022	$21,071	$23,621
8/31/2022	$20,137	$22,739
9/30/2022	$18,195	$20,630
10/31/2022	$19,303	$22,322
11/30/2022	$20,500	$23,487
12/31/2022	$19,453	$22,112
1/31/2023	$21,212	$23,635
2/28/2023	$20,600	$23,083
3/31/2023	$21,051	$23,700
4/30/2023	$21,095	$23,952
5/31/2023	$21,145	$24,046
6/30/2023	$22,710	$25,688
7/31/2023	$23,411	$26,608
8/31/2023	$23,027	$26,095
9/30/2023	$21,580	$24,852
10/31/2023	$20,605	$24,193
11/30/2023	$22,995	$26,449
12/31/2023	$24,445	$27,852
1/31/2024	$24,578	$28,160
2/29/2024	$25,955	$29,685
3/31/2024	$26,593	$30,642
4/30/2024	$25,063	$29,294
5/31/2024	$25,588	$30,678
6/30/2024	$25,894	$31,628
7/31/2024	$26,848	$32,216
8/31/2024	$27,353	$32,917
9/30/2024	$27,812	$33,598
10/31/2024	$27,399	$33,351
11/30/2024	$29,103	$35,570
12/31/2024	$28,080	$34,483
1/31/2025	$29,194	$35,571
2/28/2025	$28,036	$34,890
3/31/2025	$26,126	$32,854
4/30/2025	$25,474	$32,634
5/31/2025	$26,978	$34,703
6/30/2025	$28,515	$36,466
7/31/2025	$29,088	$37,269
8/31/2025	$29,579	$38,131
9/30/2025	$29,729	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	6.08	11.15	11.51
Class C with Load	5.08	11.15	11.51
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,899,937,105
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 13,141,538
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,899,937,105
# of portfolio holdings	52
Portfolio turnover rate	21%
Total advisory fees paid	$13,141,538

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	31.0
Industrials	14.6
Consumer discretionary	13.0
Financials	12.4
Communication services	10.5
Health care	6.1
Real estate	5.0
Materials	4.8
Consumer staples	2.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	6.4
Amazon.com, Inc.	6.2
Alphabet, Inc. Class C	5.7
Apple, Inc.	4.9
Meta Platforms, Inc. Class A	4.7
NVIDIA Corp.	3.4
Mastercard, Inc. Class A	3.2
Marvell Technology, Inc.	3.0
Texas Instruments, Inc.	2.4
Charles Schwab Corp.	2.4

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2024.

On November 13, 2025, Robert Wicentowski, CFA was added as a portfolio manager for the Fund. At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since October 1, 2024.
C000219846
Shareholder Report [Line Items]
Fund Name	Opportunity Fund
Class Name	Class R6
Trading Symbol	WOFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Opportunity Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$75	0.72%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period that ended September 30, 2025, equity markets faced volatility driven by a presidential election, tariff announcements, and continued technological transformation through artificial intelligence (AI). Despite ongoing political and economic uncertainty, resilient corporate earnings, easing inflation, and broader market leadership supported steady gains in the period. The AI build-out and elevated capital spending are expected to remain key market drivers, while investor focus on interest and mortgage rates is fueling optimism for a housing rebound.

The Fund underperformed its benchmark for the period. The Fund’s underweight or lack of exposure to emerging AI leaders (Broadcom, Inc.; Palantir Technologies, Inc.; and Oracle Corp.), combined with weak stock selection in information technology and materials, weighed on performance. However, we remain optimistic about the Fund’s prospects given the attractive private market valuations of many of our holdings.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index
9/30/2015	$10,000	$10,000
10/31/2015	$10,791	$10,790
11/30/2015	$10,783	$10,850
12/31/2015	$10,413	$10,627
1/31/2016	$9,790	$10,027
2/29/2016	$9,792	$10,024
3/31/2016	$10,609	$10,730
4/30/2016	$10,698	$10,796
5/31/2016	$10,876	$10,990
6/30/2016	$10,706	$11,012
7/31/2016	$11,164	$11,449
8/31/2016	$11,230	$11,478
9/30/2016	$11,297	$11,496
10/31/2016	$11,117	$11,248
11/30/2016	$11,701	$11,751
12/31/2016	$11,704	$11,980
1/31/2017	$12,145	$12,206
2/28/2017	$12,371	$12,660
3/31/2017	$12,374	$12,668
4/30/2017	$12,542	$12,803
5/31/2017	$12,737	$12,934
6/30/2017	$12,739	$13,050
7/31/2017	$12,921	$13,296
8/31/2017	$12,894	$13,322
9/30/2017	$13,220	$13,647
10/31/2017	$13,507	$13,945
11/30/2017	$13,883	$14,368
12/31/2017	$14,107	$14,512
1/31/2018	$14,808	$15,277
2/28/2018	$14,327	$14,714
3/31/2018	$14,053	$14,418
4/30/2018	$14,145	$14,473
5/31/2018	$14,478	$14,882
6/30/2018	$14,540	$14,979
7/31/2018	$15,069	$15,476
8/31/2018	$15,289	$16,020
9/30/2018	$15,295	$16,046
10/31/2018	$14,232	$14,865
11/30/2018	$14,526	$15,162
12/31/2018	$13,132	$13,751
1/31/2019	$14,391	$14,931
2/28/2019	$14,814	$15,457
3/31/2019	$15,128	$15,682
4/30/2019	$15,756	$16,309
5/31/2019	$14,791	$15,253
6/30/2019	$15,766	$16,325
7/31/2019	$16,215	$16,567
8/31/2019	$15,971	$16,229
9/30/2019	$16,156	$16,514
10/31/2019	$16,278	$16,870
11/30/2019	$16,932	$17,511
12/31/2019	$17,319	$18,017
1/31/2020	$17,197	$17,997
2/29/2020	$15,953	$16,523
3/31/2020	$13,577	$14,251
4/30/2020	$15,272	$16,139
5/31/2020	$16,365	$17,002
6/30/2020	$16,505	$17,390
7/31/2020	$17,288	$18,378
8/31/2020	$18,661	$19,709
9/30/2020	$18,109	$18,992
10/31/2020	$17,843	$18,582
11/30/2020	$20,051	$20,842
12/31/2020	$21,038	$21,780
1/31/2021	$20,490	$21,683
2/28/2021	$21,108	$22,361
3/31/2021	$21,960	$23,162
4/30/2021	$23,530	$24,356
5/31/2021	$23,515	$24,467
6/30/2021	$24,048	$25,071
7/31/2021	$24,966	$25,495
8/31/2021	$25,566	$26,222
9/30/2021	$24,307	$25,045
10/31/2021	$25,543	$26,739
11/30/2021	$25,066	$26,332
12/31/2021	$26,307	$27,369
1/31/2022	$24,357	$25,759
2/28/2022	$23,482	$25,110
3/31/2022	$24,100	$25,924
4/30/2022	$22,264	$23,598
5/31/2022	$21,884	$23,566
6/30/2022	$20,294	$21,595
7/31/2022	$22,546	$23,621
8/31/2022	$21,569	$22,739
9/30/2022	$19,513	$20,630
10/31/2022	$20,719	$22,322
11/30/2022	$22,023	$23,487
12/31/2022	$20,921	$22,112
1/31/2023	$22,833	$23,635
2/28/2023	$22,196	$23,083
3/31/2023	$22,708	$23,700
4/30/2023	$22,771	$23,952
5/31/2023	$22,847	$24,046
6/30/2023	$24,567	$25,688
7/31/2023	$25,351	$26,608
8/31/2023	$24,959	$26,095
9/30/2023	$23,408	$24,852
10/31/2023	$22,361	$24,193
11/30/2023	$24,963	$26,449
12/31/2023	$26,550	$27,852
1/31/2024	$26,698	$28,160
2/29/2024	$28,205	$29,685
3/31/2024	$28,911	$30,642
4/30/2024	$27,260	$29,294
5/31/2024	$27,841	$30,678
6/30/2024	$28,182	$31,628
7/31/2024	$29,234	$32,216
8/31/2024	$29,796	$32,917
9/30/2024	$30,298	$33,598
10/31/2024	$29,861	$33,351
11/30/2024	$31,728	$35,570
12/31/2024	$30,629	$34,483
1/31/2025	$31,858	$35,571
2/28/2025	$30,599	$34,890
3/31/2025	$28,523	$32,854
4/30/2025	$27,819	$32,634
5/31/2025	$29,474	$34,703
6/30/2025	$31,159	$36,466
7/31/2025	$31,793	$37,269
8/31/2025	$32,344	$38,131
9/30/2025	$32,517	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	7.32	12.42	12.52
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on May 29, 2020 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,899,937,105
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 13,141,538
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,899,937,105
# of portfolio holdings	52
Portfolio turnover rate	21%
Total advisory fees paid	$13,141,538

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	31.0
Industrials	14.6
Consumer discretionary	13.0
Financials	12.4
Communication services	10.5
Health care	6.1
Real estate	5.0
Materials	4.8
Consumer staples	2.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	6.4
Amazon.com, Inc.	6.2
Alphabet, Inc. Class C	5.7
Apple, Inc.	4.9
Meta Platforms, Inc. Class A	4.7
NVIDIA Corp.	3.4
Mastercard, Inc. Class A	3.2
Marvell Technology, Inc.	3.0
Texas Instruments, Inc.	2.4
Charles Schwab Corp.	2.4

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2024.

On November 13, 2025, Robert Wicentowski, CFA was added as a portfolio manager for the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since October 1, 2024.
C000092786
Shareholder Report [Line Items]
Fund Name	Opportunity Fund
Class Name	Institutional Class
Trading Symbol	WOFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Opportunity Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$78	0.75%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period that ended September 30, 2025, equity markets faced volatility driven by a presidential election, tariff announcements, and continued technological transformation through artificial intelligence (AI). Despite ongoing political and economic uncertainty, resilient corporate earnings, easing inflation, and broader market leadership supported steady gains in the period. The AI build-out and elevated capital spending are expected to remain key market drivers, while investor focus on interest and mortgage rates is fueling optimism for a housing rebound.

The Fund underperformed its benchmark for the period. The Fund’s underweight or lack of exposure to emerging AI leaders (Broadcom, Inc.; Palantir Technologies, Inc.; and Oracle Corp.), combined with weak stock selection in information technology and materials, weighed on performance. However, we remain optimistic about the Fund’s prospects given the attractive private market valuations of many of our holdings.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Institutional Class	Russell 3000® Index
9/30/2015	$10,000	$10,000
10/31/2015	$10,791	$10,790
11/30/2015	$10,783	$10,850
12/31/2015	$10,413	$10,627
1/31/2016	$9,790	$10,027
2/29/2016	$9,792	$10,024
3/31/2016	$10,609	$10,730
4/30/2016	$10,698	$10,796
5/31/2016	$10,876	$10,990
6/30/2016	$10,706	$11,012
7/31/2016	$11,164	$11,449
8/31/2016	$11,230	$11,478
9/30/2016	$11,297	$11,496
10/31/2016	$11,117	$11,248
11/30/2016	$11,701	$11,751
12/31/2016	$11,704	$11,980
1/31/2017	$12,145	$12,206
2/28/2017	$12,371	$12,660
3/31/2017	$12,374	$12,668
4/30/2017	$12,542	$12,803
5/31/2017	$12,737	$12,934
6/30/2017	$12,739	$13,050
7/31/2017	$12,921	$13,296
8/31/2017	$12,894	$13,322
9/30/2017	$13,220	$13,647
10/31/2017	$13,507	$13,945
11/30/2017	$13,883	$14,368
12/31/2017	$14,107	$14,512
1/31/2018	$14,808	$15,277
2/28/2018	$14,327	$14,714
3/31/2018	$14,053	$14,418
4/30/2018	$14,145	$14,473
5/31/2018	$14,478	$14,882
6/30/2018	$14,540	$14,979
7/31/2018	$15,069	$15,476
8/31/2018	$15,289	$16,020
9/30/2018	$15,295	$16,046
10/31/2018	$14,232	$14,865
11/30/2018	$14,526	$15,162
12/31/2018	$13,132	$13,751
1/31/2019	$14,391	$14,931
2/28/2019	$14,814	$15,457
3/31/2019	$15,128	$15,682
4/30/2019	$15,756	$16,309
5/31/2019	$14,791	$15,253
6/30/2019	$15,766	$16,325
7/31/2019	$16,215	$16,567
8/31/2019	$15,971	$16,229
9/30/2019	$16,156	$16,514
10/31/2019	$16,278	$16,870
11/30/2019	$16,932	$17,511
12/31/2019	$17,319	$18,017
1/31/2020	$17,197	$17,997
2/29/2020	$15,953	$16,523
3/31/2020	$13,577	$14,251
4/30/2020	$15,272	$16,139
5/31/2020	$16,365	$17,002
6/30/2020	$16,505	$17,390
7/31/2020	$17,288	$18,378
8/31/2020	$18,661	$19,709
9/30/2020	$18,109	$18,992
10/31/2020	$17,843	$18,582
11/30/2020	$20,051	$20,842
12/31/2020	$21,037	$21,780
1/31/2021	$20,489	$21,683
2/28/2021	$21,103	$22,361
3/31/2021	$21,955	$23,162
4/30/2021	$23,524	$24,356
5/31/2021	$23,510	$24,467
6/30/2021	$24,043	$25,071
7/31/2021	$24,961	$25,495
8/31/2021	$25,557	$26,222
9/30/2021	$24,302	$25,045
10/31/2021	$25,534	$26,739
11/30/2021	$25,057	$26,332
12/31/2021	$26,294	$27,369
1/31/2022	$24,344	$25,759
2/28/2022	$23,469	$25,110
3/31/2022	$24,087	$25,924
4/30/2022	$22,251	$23,598
5/31/2022	$21,871	$23,566
6/30/2022	$20,285	$21,595
7/31/2022	$22,533	$23,621
8/31/2022	$21,556	$22,739
9/30/2022	$19,500	$20,630
10/31/2022	$20,706	$22,322
11/30/2022	$22,010	$23,487
12/31/2022	$20,904	$22,112
1/31/2023	$22,816	$23,635
2/28/2023	$22,179	$23,083
3/31/2023	$22,691	$23,700
4/30/2023	$22,753	$23,952
5/31/2023	$22,829	$24,046
6/30/2023	$24,549	$25,688
7/31/2023	$25,329	$26,608
8/31/2023	$24,937	$26,095
9/30/2023	$23,386	$24,852
10/31/2023	$22,339	$24,193
11/30/2023	$24,941	$26,449
12/31/2023	$26,524	$27,852
1/31/2024	$26,672	$28,160
2/29/2024	$28,179	$29,685
3/31/2024	$28,885	$30,642
4/30/2024	$27,229	$29,294
5/31/2024	$27,815	$30,678
6/30/2024	$28,152	$31,628
7/31/2024	$29,203	$32,216
8/31/2024	$29,761	$32,917
9/30/2024	$30,263	$33,598
10/31/2024	$29,825	$33,351
11/30/2024	$31,692	$35,570
12/31/2024	$30,589	$34,483
1/31/2025	$31,818	$35,571
2/28/2025	$30,559	$34,890
3/31/2025	$28,487	$32,854
4/30/2025	$27,779	$32,634
5/31/2025	$29,434	$34,703
6/30/2025	$31,119	$36,466
7/31/2025	$31,749	$37,269
8/31/2025	$32,299	$38,131
9/30/2025	$32,472	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	7.30	12.39	12.50
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,899,937,105
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 13,141,538
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,899,937,105
# of portfolio holdings	52
Portfolio turnover rate	21%
Total advisory fees paid	$13,141,538

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	31.0
Industrials	14.6
Consumer discretionary	13.0
Financials	12.4
Communication services	10.5
Health care	6.1
Real estate	5.0
Materials	4.8
Consumer staples	2.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	6.4
Amazon.com, Inc.	6.2
Alphabet, Inc. Class C	5.7
Apple, Inc.	4.9
Meta Platforms, Inc. Class A	4.7
NVIDIA Corp.	3.4
Mastercard, Inc. Class A	3.2
Marvell Technology, Inc.	3.0
Texas Instruments, Inc.	2.4
Charles Schwab Corp.	2.4

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2024.

On November 13, 2025, Robert Wicentowski, CFA was added as a portfolio manager for the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since October 1, 2024.
C000020162
Shareholder Report [Line Items]
Fund Name	SMID Cap Growth Fund
Class Name	Administrator Class
Trading Symbol	WFDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMID Cap Growth Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$118	1.14%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The 12-month period that ended September 30, 2025, was positive but volatile. The economy was resilient—U.S. gross domestic product growth remained positive and consumer strength persisted. However, the new U.S. administration’s aggressive policies on tariffs, immigration, and spending sparked concerns that rising costs and labor shortages could reignite inflation. After policy adjustments and trade negotiations, investors refocused on optimism over massive investments in artificial intelligence and falling interest rates, fueling a sharp rally in speculative market corners. Many active managers underperformed in 2025 as lower-quality and unprofitable equities sharply outperformed.

The portfolio benefited from security selection within financials and utilities. Holdings with innovative technologies and strong demand, such as Robinhood Markets, Inc. and Talen Energy Corp., contributed. In contrast, security selection within information technology detracted: Onto Innovation (This security was no longer held at the end of the reporting period.) experienced fundamental challenges, and Novanta, Inc. faced trade headwinds. Additionally, lack of ownership of speculative benchmark holdings detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Administrator Class	Russell 2500™ Growth Index	Russell 3000® Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,398	$10,523	$10,790
11/30/2015	$10,452	$10,761	$10,850
12/31/2015	$10,159	$10,381	$10,627
1/31/2016	$9,166	$9,354	$10,027
2/29/2016	$9,064	$9,382	$10,024
3/31/2016	$9,743	$10,105	$10,730
4/30/2016	$9,921	$10,201	$10,796
5/31/2016	$10,191	$10,455	$10,990
6/30/2016	$10,229	$10,377	$11,012
7/31/2016	$10,687	$10,994	$11,449
8/31/2016	$10,635	$11,070	$11,478
9/30/2016	$10,740	$11,102	$11,496
10/31/2016	$10,373	$10,522	$11,248
11/30/2016	$10,936	$11,290	$11,751
12/31/2016	$10,899	$11,390	$11,980
1/31/2017	$11,332	$11,660	$12,206
2/28/2017	$11,927	$12,014	$12,660
3/31/2017	$11,976	$12,102	$12,668
4/30/2017	$12,320	$12,315	$12,803
5/31/2017	$12,434	$12,321	$12,934
6/30/2017	$12,586	$12,602	$13,050
7/31/2017	$12,795	$12,769	$13,296
8/31/2017	$12,834	$12,794	$13,322
9/30/2017	$13,266	$13,330	$13,647
10/31/2017	$13,585	$13,687	$13,945
11/30/2017	$13,908	$14,138	$14,368
12/31/2017	$14,076	$14,176	$14,512
1/31/2018	$14,964	$14,884	$15,277
2/28/2018	$14,579	$14,396	$14,714
3/31/2018	$14,524	$14,513	$14,418
4/30/2018	$14,311	$14,421	$14,473
5/31/2018	$15,035	$15,188	$14,882
6/30/2018	$15,190	$15,315	$14,979
7/31/2018	$15,324	$15,602	$15,476
8/31/2018	$16,555	$16,656	$16,020
9/30/2018	$16,446	$16,413	$16,046
10/31/2018	$14,528	$14,442	$14,865
11/30/2018	$14,612	$14,714	$15,162
12/31/2018	$13,089	$13,118	$13,751
1/31/2019	$14,775	$14,680	$14,931
2/28/2019	$15,922	$15,647	$15,457
3/31/2019	$16,120	$15,608	$15,682
4/30/2019	$16,718	$16,154	$16,309
5/31/2019	$16,481	$15,081	$15,253
6/30/2019	$17,850	$16,255	$16,325
7/31/2019	$18,399	$16,508	$16,567
8/31/2019	$17,771	$16,039	$16,229
9/30/2019	$17,084	$15,738	$16,514
10/31/2019	$16,931	$16,142	$16,870
11/30/2019	$18,167	$17,241	$17,511
12/31/2019	$18,227	$17,401	$18,017
1/31/2020	$18,824	$17,420	$17,997
2/29/2020	$17,907	$16,238	$16,523
3/31/2020	$14,976	$13,361	$14,251
4/30/2020	$17,625	$15,503	$16,139
5/31/2020	$19,780	$17,122	$17,002
6/30/2020	$20,360	$17,752	$17,390
7/31/2020	$21,968	$18,724	$18,378
8/31/2020	$23,397	$19,567	$19,709
9/30/2020	$23,510	$19,416	$18,992
10/31/2020	$23,774	$19,645	$18,582
11/30/2020	$27,200	$22,507	$20,842
12/31/2020	$29,524	$24,443	$21,780
1/31/2021	$29,127	$25,126	$21,683
2/28/2021	$29,690	$25,915	$22,361
3/31/2021	$27,818	$25,051	$23,162
4/30/2021	$29,341	$25,931	$24,356
5/31/2021	$27,925	$25,210	$24,467
6/30/2021	$30,069	$26,563	$25,071
7/31/2021	$30,188	$25,988	$25,495
8/31/2021	$31,403	$26,639	$26,222
9/30/2021	$29,524	$25,625	$25,045
10/31/2021	$31,148	$26,939	$26,739
11/30/2021	$28,221	$25,551	$26,332
12/31/2021	$28,055	$25,676	$27,369
1/31/2022	$22,856	$22,289	$25,759
2/28/2022	$22,580	$22,356	$25,110
3/31/2022	$22,767	$22,517	$25,924
4/30/2022	$19,385	$19,946	$23,598
5/31/2022	$17,852	$19,461	$23,566
6/30/2022	$17,016	$18,115	$21,595
7/31/2022	$19,604	$20,181	$23,621
8/31/2022	$18,922	$19,798	$22,739
9/30/2022	$17,130	$18,093	$20,630
10/31/2022	$18,128	$19,563	$22,322
11/30/2022	$18,801	$20,145	$23,487
12/31/2022	$17,444	$18,946	$22,112
1/31/2023	$19,325	$20,842	$23,635
2/28/2023	$18,799	$20,513	$23,083
3/31/2023	$19,383	$20,186	$23,700
4/30/2023	$19,177	$19,931	$23,952
5/31/2023	$19,317	$19,909	$24,046
6/30/2023	$20,574	$21,481	$25,688
7/31/2023	$20,829	$22,198	$26,608
8/31/2023	$20,040	$21,295	$26,095
9/30/2023	$18,873	$20,012	$24,852
10/31/2023	$17,542	$18,623	$24,193
11/30/2023	$19,350	$20,274	$26,449
12/31/2023	$20,977	$22,533	$27,852
1/31/2024	$20,886	$22,023	$28,160
2/29/2024	$22,480	$23,807	$29,685
3/31/2024	$23,179	$24,450	$30,642
4/30/2024	$22,094	$22,628	$29,294
5/31/2024	$22,751	$23,545	$30,678
6/30/2024	$22,751	$23,419	$31,628
7/31/2024	$23,162	$24,846	$32,216
8/31/2024	$23,869	$24,653	$32,917
9/30/2024	$24,600	$25,056	$33,598
10/31/2024	$24,124	$24,993	$33,351
11/30/2024	$26,893	$27,967	$35,570
12/31/2024	$24,779	$25,664	$34,483
1/31/2025	$25,852	$26,646	$35,571
2/28/2025	$24,332	$24,872	$34,890
3/31/2025	$22,133	$22,893	$32,854
4/30/2025	$22,562	$22,818	$32,634
5/31/2025	$24,269	$24,313	$34,703
6/30/2025	$25,360	$25,482	$36,466
7/31/2025	$25,575	$26,079	$37,269
8/31/2025	$26,567	$27,448	$38,131
9/30/2025	$26,406	$28,217	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	7.38	2.35	10.20
Russell 2500™ Growth Index	12.62	7.76	10.93
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 951,107,750
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 7,357,391
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$951,107,750
# of portfolio holdings	73
Portfolio turnover rate	74%
Total advisory fees paid	$7,357,391

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.2
Information technology	22.1
Health care	21.1
Consumer discretionary	13.1
Financials	7.4
Communication services	3.7
Utilities	2.9
Materials	1.9
Real estate	1.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Talen Energy Corp.	2.8
EMCOR Group, Inc.	2.7
Construction Partners, Inc. Class A	2.3
Celestica, Inc.	2.2
iRhythm Technologies, Inc.	2.2
RadNet, Inc.	2.1
Casella Waste Systems, Inc. Class A	2.1
Curtiss-Wright Corp.	2.1
Equitable Holdings, Inc.	2.0
TKO Group Holdings, Inc. Class A	1.9

Material Fund Change [Text Block]
C000053345
Shareholder Report [Line Items]
Fund Name	SMID Cap Growth Fund
Class Name	Class A
Trading Symbol	WFDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMID Cap Growth Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$121	1.17%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The 12-month period that ended September 30, 2025, was positive but volatile. The economy was resilient—U.S. gross domestic product growth remained positive and consumer strength persisted. However, the new U.S. administration’s aggressive policies on tariffs, immigration, and spending sparked concerns that rising costs and labor shortages could reignite inflation. After policy adjustments and trade negotiations, investors refocused on optimism over massive investments in artificial intelligence and falling interest rates, fueling a sharp rally in speculative market corners. Many active managers underperformed in 2025 as lower-quality and unprofitable equities sharply outperformed.

The portfolio benefited from security selection within financials and utilities. Holdings with innovative technologies and strong demand, such as Robinhood Markets, Inc. and Talen Energy Corp., contributed. In contrast, security selection within information technology detracted: Onto Innovation (This security was no longer held at the end of the reporting period.) experienced fundamental challenges, and Novanta, Inc. faced trade headwinds. Additionally, lack of ownership of speculative benchmark holdings detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class A with Load	Russell 2500™ Growth Index	Russell 3000® Index
9/30/2015	$9,425	$10,000	$10,000
10/31/2015	$9,799	$10,523	$10,790
11/30/2015	$9,852	$10,761	$10,850
12/31/2015	$9,575	$10,381	$10,627
1/31/2016	$8,636	$9,354	$10,027
2/29/2016	$8,538	$9,382	$10,024
3/31/2016	$9,180	$10,105	$10,730
4/30/2016	$9,349	$10,201	$10,796
5/31/2016	$9,599	$10,455	$10,990
6/30/2016	$9,636	$10,377	$11,012
7/31/2016	$10,065	$10,994	$11,449
8/31/2016	$10,014	$11,070	$11,478
9/30/2016	$10,116	$11,102	$11,496
10/31/2016	$9,768	$10,522	$11,248
11/30/2016	$10,298	$11,290	$11,751
12/31/2016	$10,263	$11,390	$11,980
1/31/2017	$10,670	$11,660	$12,206
2/28/2017	$11,228	$12,014	$12,660
3/31/2017	$11,276	$12,102	$12,668
4/30/2017	$11,598	$12,315	$12,803
5/31/2017	$11,701	$12,321	$12,934
6/30/2017	$11,848	$12,602	$13,050
7/31/2017	$12,040	$12,769	$13,296
8/31/2017	$12,077	$12,794	$13,322
9/30/2017	$12,485	$13,330	$13,647
10/31/2017	$12,782	$13,687	$13,945
11/30/2017	$13,084	$14,138	$14,368
12/31/2017	$13,243	$14,176	$14,512
1/31/2018	$14,077	$14,884	$15,277
2/28/2018	$13,715	$14,396	$14,714
3/31/2018	$13,662	$14,513	$14,418
4/30/2018	$13,459	$14,421	$14,473
5/31/2018	$14,138	$15,188	$14,882
6/30/2018	$14,284	$15,315	$14,979
7/31/2018	$14,410	$15,602	$15,476
8/31/2018	$15,569	$16,656	$16,020
9/30/2018	$15,463	$16,413	$16,046
10/31/2018	$13,662	$14,442	$14,865
11/30/2018	$13,739	$14,714	$15,162
12/31/2018	$12,305	$13,118	$13,751
1/31/2019	$13,888	$14,680	$14,931
2/28/2019	$14,965	$15,647	$15,457
3/31/2019	$15,149	$15,608	$15,682
4/30/2019	$15,714	$16,154	$16,309
5/31/2019	$15,487	$15,081	$15,253
6/30/2019	$16,776	$16,255	$16,325
7/31/2019	$17,288	$16,508	$16,567
8/31/2019	$16,699	$16,039	$16,229
9/30/2019	$16,052	$15,738	$16,514
10/31/2019	$15,907	$16,142	$16,870
11/30/2019	$17,066	$17,241	$17,511
12/31/2019	$17,125	$17,401	$18,017
1/31/2020	$17,683	$17,420	$17,997
2/29/2020	$16,821	$16,238	$16,523
3/31/2020	$14,065	$13,361	$14,251
4/30/2020	$16,556	$15,503	$16,139
5/31/2020	$18,578	$17,122	$17,002
6/30/2020	$19,120	$17,752	$17,390
7/31/2020	$20,622	$18,724	$18,378
8/31/2020	$21,970	$19,567	$19,709
9/30/2020	$22,069	$19,416	$18,992
10/31/2020	$22,318	$19,645	$18,582
11/30/2020	$25,533	$22,507	$20,842
12/31/2020	$27,716	$24,443	$21,780
1/31/2021	$27,343	$25,126	$21,683
2/28/2021	$27,868	$25,915	$22,361
3/31/2021	$26,106	$25,051	$23,162
4/30/2021	$27,535	$25,931	$24,356
5/31/2021	$26,205	$25,210	$24,467
6/30/2021	$28,217	$26,563	$25,071
7/31/2021	$28,322	$25,988	$25,495
8/31/2021	$29,460	$26,639	$26,222
9/30/2021	$27,693	$25,625	$25,045
10/31/2021	$29,221	$26,939	$26,739
11/30/2021	$26,474	$25,551	$26,332
12/31/2021	$26,316	$25,676	$27,369
1/31/2022	$21,436	$22,289	$25,759
2/28/2022	$21,184	$22,356	$25,110
3/31/2022	$21,347	$22,517	$25,924
4/30/2022	$18,175	$19,946	$23,598
5/31/2022	$16,728	$19,461	$23,566
6/30/2022	$15,947	$18,115	$21,595
7/31/2022	$18,370	$20,181	$23,621
8/31/2022	$17,736	$19,798	$22,739
9/30/2022	$16,053	$18,093	$20,630
10/31/2022	$16,988	$19,563	$22,322
11/30/2022	$17,614	$20,145	$23,487
12/31/2022	$16,343	$18,946	$22,112
1/31/2023	$18,099	$20,842	$23,635
2/28/2023	$17,604	$20,513	$23,083
3/31/2023	$18,157	$20,186	$23,700
4/30/2023	$17,951	$19,931	$23,952
5/31/2023	$18,091	$19,909	$24,046
6/30/2023	$19,262	$21,481	$25,688
7/31/2023	$19,493	$22,198	$26,608
8/31/2023	$18,759	$21,295	$26,095
9/30/2023	$17,670	$20,012	$24,852
10/31/2023	$16,425	$18,623	$24,193
11/30/2023	$18,116	$20,274	$26,449
12/31/2023	$19,633	$22,533	$27,852
1/31/2024	$19,550	$22,023	$28,160
2/29/2024	$21,043	$23,807	$29,685
3/31/2024	$21,694	$24,450	$30,642
4/30/2024	$20,680	$22,628	$29,294
5/31/2024	$21,290	$23,545	$30,678
6/30/2024	$21,290	$23,419	$31,628
7/31/2024	$21,678	$24,846	$32,216
8/31/2024	$22,337	$24,653	$32,917
9/30/2024	$23,022	$25,056	$33,598
10/31/2024	$22,577	$24,993	$33,351
11/30/2024	$25,166	$27,967	$35,570
12/31/2024	$23,185	$25,664	$34,483
1/31/2025	$24,187	$26,646	$35,571
2/28/2025	$22,769	$24,872	$34,890
3/31/2025	$20,711	$22,893	$32,854
4/30/2025	$21,117	$22,818	$32,634
5/31/2025	$22,706	$24,313	$34,703
6/30/2025	$23,726	$25,482	$36,466
7/31/2025	$23,934	$26,079	$37,269
8/31/2025	$24,855	$27,448	$38,131
9/30/2025	$24,710	$28,217	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	7.33	2.29	10.12
Class A with Load	1.17	1.08	9.47
Russell 2500™ Growth Index	12.62	7.76	10.93
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 951,107,750
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 7,357,391
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$951,107,750
# of portfolio holdings	73
Portfolio turnover rate	74%
Total advisory fees paid	$7,357,391

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.2
Information technology	22.1
Health care	21.1
Consumer discretionary	13.1
Financials	7.4
Communication services	3.7
Utilities	2.9
Materials	1.9
Real estate	1.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Talen Energy Corp.	2.8
EMCOR Group, Inc.	2.7
Construction Partners, Inc. Class A	2.3
Celestica, Inc.	2.2
iRhythm Technologies, Inc.	2.2
RadNet, Inc.	2.1
Casella Waste Systems, Inc. Class A	2.1
Curtiss-Wright Corp.	2.1
Equitable Holdings, Inc.	2.0
TKO Group Holdings, Inc. Class A	1.9

Material Fund Change [Text Block]
C000053346
Shareholder Report [Line Items]
Fund Name	SMID Cap Growth Fund
Class Name	Class C
Trading Symbol	WDSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMID Cap Growth Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$202	1.96%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The 12-month period that ended September 30, 2025, was positive but volatile. The economy was resilient—U.S. gross domestic product growth remained positive and consumer strength persisted. However, the new U.S. administration’s aggressive policies on tariffs, immigration, and spending sparked concerns that rising costs and labor shortages could reignite inflation. After policy adjustments and trade negotiations, investors refocused on optimism over massive investments in artificial intelligence and falling interest rates, fueling a sharp rally in speculative market corners. Many active managers underperformed in 2025 as lower-quality and unprofitable equities sharply outperformed.

The portfolio benefited from security selection within financials and utilities. Holdings with innovative technologies and strong demand, such as Robinhood Markets, Inc. and Talen Energy Corp., contributed. In contrast, security selection within information technology detracted: Onto Innovation (This security was no longer held at the end of the reporting period.) experienced fundamental challenges, and Novanta, Inc. faced trade headwinds. Additionally, lack of ownership of speculative benchmark holdings detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class C with Load	Russell 2500™ Growth Index	Russell 3000® Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,390	$10,523	$10,790
11/30/2015	$10,439	$10,761	$10,850
12/31/2015	$10,136	$10,381	$10,627
1/31/2016	$9,138	$9,354	$10,027
2/29/2016	$9,033	$9,382	$10,024
3/31/2016	$9,703	$10,105	$10,730
4/30/2016	$9,875	$10,201	$10,796
5/31/2016	$10,132	$10,455	$10,990
6/30/2016	$10,163	$10,377	$11,012
7/31/2016	$10,612	$10,994	$11,449
8/31/2016	$10,553	$11,070	$11,478
9/30/2016	$10,651	$11,102	$11,496
10/31/2016	$10,280	$10,522	$11,248
11/30/2016	$10,830	$11,290	$11,751
12/31/2016	$10,785	$11,390	$11,980
1/31/2017	$11,205	$11,660	$12,206
2/28/2017	$11,786	$12,014	$12,660
3/31/2017	$11,829	$12,102	$12,668
4/30/2017	$12,158	$12,315	$12,803
5/31/2017	$12,261	$12,321	$12,934
6/30/2017	$12,403	$12,602	$13,050
7/31/2017	$12,601	$12,769	$13,296
8/31/2017	$12,632	$12,794	$13,322
9/30/2017	$13,048	$13,330	$13,647
10/31/2017	$13,352	$13,687	$13,945
11/30/2017	$13,657	$14,138	$14,368
12/31/2017	$13,817	$14,176	$14,512
1/31/2018	$14,675	$14,884	$15,277
2/28/2018	$14,291	$14,396	$14,714
3/31/2018	$14,224	$14,513	$14,418
4/30/2018	$14,004	$14,421	$14,473
5/31/2018	$14,703	$15,188	$14,882
6/30/2018	$14,847	$15,315	$14,979
7/31/2018	$14,967	$15,602	$15,476
8/31/2018	$16,161	$16,656	$16,020
9/30/2018	$16,041	$16,413	$16,046
10/31/2018	$14,162	$14,442	$14,865
11/30/2018	$14,234	$14,714	$15,162
12/31/2018	$12,743	$13,118	$13,751
1/31/2019	$14,368	$14,680	$14,931
2/28/2019	$15,472	$15,647	$15,457
3/31/2019	$15,654	$15,608	$15,682
4/30/2019	$16,227	$16,154	$16,309
5/31/2019	$15,981	$15,081	$15,253
6/30/2019	$17,302	$16,255	$16,325
7/31/2019	$17,822	$16,508	$16,567
8/31/2019	$17,203	$16,039	$16,229
9/30/2019	$16,525	$15,738	$16,514
10/31/2019	$16,367	$16,142	$16,870
11/30/2019	$17,548	$17,241	$17,511
12/31/2019	$17,594	$17,401	$18,017
1/31/2020	$18,157	$17,420	$17,997
2/29/2020	$17,265	$16,238	$16,523
3/31/2020	$14,424	$13,361	$14,251
4/30/2020	$16,970	$15,503	$16,139
5/31/2020	$19,028	$17,122	$17,002
6/30/2020	$19,570	$17,752	$17,390
7/31/2020	$21,100	$18,724	$18,378
8/31/2020	$22,473	$19,567	$19,709
9/30/2020	$22,562	$19,416	$18,992
10/31/2020	$22,802	$19,645	$18,582
11/30/2020	$26,068	$22,507	$20,842
12/31/2020	$28,278	$24,443	$21,780
1/31/2021	$27,882	$25,126	$21,683
2/28/2021	$28,395	$25,915	$22,361
3/31/2021	$26,584	$25,051	$23,162
4/30/2021	$28,021	$25,931	$24,356
5/31/2021	$26,650	$25,210	$24,467
6/30/2021	$28,681	$26,563	$25,071
7/31/2021	$28,769	$25,988	$25,495
8/31/2021	$29,906	$26,639	$26,222
9/30/2021	$28,095	$25,625	$25,045
10/31/2021	$29,627	$26,939	$26,739
11/30/2021	$26,819	$25,551	$26,332
12/31/2021	$26,646	$25,676	$27,369
1/31/2022	$21,685	$22,289	$25,759
2/28/2022	$21,426	$22,356	$25,110
3/31/2022	$21,584	$22,517	$25,924
4/30/2022	$18,352	$19,946	$23,598
5/31/2022	$16,894	$19,461	$23,566
6/30/2022	$16,092	$18,115	$21,595
7/31/2022	$18,521	$20,181	$23,621
8/31/2022	$17,866	$19,798	$22,739
9/30/2022	$16,160	$18,093	$20,630
10/31/2022	$17,086	$19,563	$22,322
11/30/2022	$17,719	$20,145	$23,487
12/31/2022	$16,427	$18,946	$22,112
1/31/2023	$18,178	$20,842	$23,635
2/28/2023	$17,671	$20,513	$23,083
3/31/2023	$18,213	$20,186	$23,700
4/30/2023	$18,005	$19,931	$23,952
5/31/2023	$18,120	$19,909	$24,046
6/30/2023	$19,284	$21,481	$25,688
7/31/2023	$19,514	$22,198	$26,608
8/31/2023	$18,765	$21,295	$26,095
9/30/2023	$17,660	$20,012	$24,852
10/31/2023	$16,415	$18,623	$24,193
11/30/2023	$18,105	$20,274	$26,449
12/31/2023	$19,621	$22,533	$27,852
1/31/2024	$19,538	$22,023	$28,160
2/29/2024	$21,030	$23,807	$29,685
3/31/2024	$21,681	$24,450	$30,642
4/30/2024	$20,667	$22,628	$29,294
5/31/2024	$21,277	$23,545	$30,678
6/30/2024	$21,277	$23,419	$31,628
7/31/2024	$21,665	$24,846	$32,216
8/31/2024	$22,324	$24,653	$32,917
9/30/2024	$23,008	$25,056	$33,598
10/31/2024	$22,563	$24,993	$33,351
11/30/2024	$25,150	$27,967	$35,570
12/31/2024	$23,170	$25,664	$34,483
1/31/2025	$24,172	$26,646	$35,571
2/28/2025	$22,755	$24,872	$34,890
3/31/2025	$20,698	$22,893	$32,854
4/30/2025	$21,104	$22,818	$32,634
5/31/2025	$22,692	$24,313	$34,703
6/30/2025	$23,712	$25,482	$36,466
7/31/2025	$23,919	$26,079	$37,269
8/31/2025	$24,840	$27,448	$38,131
9/30/2025	$24,695	$28,217	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	6.52	1.50	9.46
Class C with Load	5.52	1.50	9.46
Russell 2500™ Growth Index	12.62	7.76	10.93
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 951,107,750
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 7,357,391
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$951,107,750
# of portfolio holdings	73
Portfolio turnover rate	74%
Total advisory fees paid	$7,357,391

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.2
Information technology	22.1
Health care	21.1
Consumer discretionary	13.1
Financials	7.4
Communication services	3.7
Utilities	2.9
Materials	1.9
Real estate	1.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Talen Energy Corp.	2.8
EMCOR Group, Inc.	2.7
Construction Partners, Inc. Class A	2.3
Celestica, Inc.	2.2
iRhythm Technologies, Inc.	2.2
RadNet, Inc.	2.1
Casella Waste Systems, Inc. Class A	2.1
Curtiss-Wright Corp.	2.1
Equitable Holdings, Inc.	2.0
TKO Group Holdings, Inc. Class A	1.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since October 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since October 1, 2024.
C000130040
Shareholder Report [Line Items]
Fund Name	SMID Cap Growth Fund
Class Name	Class R6
Trading Symbol	WFDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMID Cap Growth Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$82	0.79%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The 12-month period that ended September 30, 2025, was positive but volatile. The economy was resilient—U.S. gross domestic product growth remained positive and consumer strength persisted. However, the new U.S. administration’s aggressive policies on tariffs, immigration, and spending sparked concerns that rising costs and labor shortages could reignite inflation. After policy adjustments and trade negotiations, investors refocused on optimism over massive investments in artificial intelligence and falling interest rates, fueling a sharp rally in speculative market corners. Many active managers underperformed in 2025 as lower-quality and unprofitable equities sharply outperformed.

The portfolio benefited from security selection within financials and utilities. Holdings with innovative technologies and strong demand, such as Robinhood Markets, Inc. and Talen Energy Corp., contributed. In contrast, security selection within information technology detracted: Onto Innovation (This security was no longer held at the end of the reporting period.) experienced fundamental challenges, and Novanta, Inc. faced trade headwinds. Additionally, lack of ownership of speculative benchmark holdings detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class R6	Russell 2500™ Growth Index	Russell 3000® Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,402	$10,523	$10,790
11/30/2015	$10,458	$10,761	$10,850
12/31/2015	$10,170	$10,381	$10,627
1/31/2016	$9,177	$9,354	$10,027
2/29/2016	$9,079	$9,382	$10,024
3/31/2016	$9,760	$10,105	$10,730
4/30/2016	$9,943	$10,201	$10,796
5/31/2016	$10,214	$10,455	$10,990
6/30/2016	$10,255	$10,377	$11,012
7/31/2016	$10,720	$10,994	$11,449
8/31/2016	$10,669	$11,070	$11,478
9/30/2016	$10,777	$11,102	$11,496
10/31/2016	$10,414	$10,522	$11,248
11/30/2016	$10,981	$11,290	$11,751
12/31/2016	$10,949	$11,390	$11,980
1/31/2017	$11,385	$11,660	$12,206
2/28/2017	$11,985	$12,014	$12,660
3/31/2017	$12,040	$12,102	$12,668
4/30/2017	$12,390	$12,315	$12,803
5/31/2017	$12,507	$12,321	$12,934
6/30/2017	$12,665	$12,602	$13,050
7/31/2017	$12,878	$12,769	$13,296
8/31/2017	$12,922	$12,794	$13,322
9/30/2017	$13,362	$13,330	$13,647
10/31/2017	$13,684	$13,687	$13,945
11/30/2017	$14,014	$14,138	$14,368
12/31/2017	$14,192	$14,176	$14,512
1/31/2018	$15,090	$14,884	$15,277
2/28/2018	$14,707	$14,396	$14,714
3/31/2018	$14,651	$14,513	$14,418
4/30/2018	$14,441	$14,421	$14,473
5/31/2018	$15,179	$15,188	$14,882
6/30/2018	$15,340	$15,315	$14,979
7/31/2018	$15,477	$15,602	$15,476
8/31/2018	$16,729	$16,656	$16,020
9/30/2018	$16,621	$16,413	$16,046
10/31/2018	$14,687	$14,442	$14,865
11/30/2018	$14,780	$14,714	$15,162
12/31/2018	$13,242	$13,118	$13,751
1/31/2019	$14,949	$14,680	$14,931
2/28/2019	$16,113	$15,647	$15,457
3/31/2019	$16,316	$15,608	$15,682
4/30/2019	$16,933	$16,154	$16,309
5/31/2019	$16,693	$15,081	$15,253
6/30/2019	$18,088	$16,255	$16,325
7/31/2019	$18,649	$16,508	$16,567
8/31/2019	$18,022	$16,039	$16,229
9/30/2019	$17,329	$15,738	$16,514
10/31/2019	$17,179	$16,142	$16,870
11/30/2019	$18,437	$17,241	$17,511
12/31/2019	$18,505	$17,401	$18,017
1/31/2020	$19,117	$17,420	$17,997
2/29/2020	$18,191	$16,238	$16,523
3/31/2020	$15,213	$13,361	$14,251
4/30/2020	$17,915	$15,503	$16,139
5/31/2020	$20,111	$17,122	$17,002
6/30/2020	$20,702	$17,752	$17,390
7/31/2020	$22,345	$18,724	$18,378
8/31/2020	$23,808	$19,567	$19,709
9/30/2020	$23,925	$19,416	$18,992
10/31/2020	$24,202	$19,645	$18,582
11/30/2020	$27,702	$22,507	$20,842
12/31/2020	$30,075	$24,443	$21,780
1/31/2021	$29,684	$25,126	$21,683
2/28/2021	$30,265	$25,915	$22,361
3/31/2021	$28,361	$25,051	$23,162
4/30/2021	$29,924	$25,931	$24,356
5/31/2021	$28,484	$25,210	$24,467
6/30/2021	$30,683	$26,563	$25,071
7/31/2021	$30,811	$25,988	$25,495
8/31/2021	$32,062	$26,639	$26,222
9/30/2021	$30,147	$25,625	$25,045
10/31/2021	$31,822	$26,939	$26,739
11/30/2021	$28,836	$25,551	$26,332
12/31/2021	$28,675	$25,676	$27,369
1/31/2022	$23,366	$22,289	$25,759
2/28/2022	$23,099	$22,356	$25,110
3/31/2022	$23,292	$22,517	$25,924
4/30/2022	$19,832	$19,946	$23,598
5/31/2022	$18,265	$19,461	$23,566
6/30/2022	$17,419	$18,115	$21,595
7/31/2022	$20,069	$20,181	$23,621
8/31/2022	$19,379	$19,798	$22,739
9/30/2022	$17,545	$18,093	$20,630
10/31/2022	$18,577	$19,563	$22,322
11/30/2022	$19,267	$20,145	$23,487
12/31/2022	$17,884	$18,946	$22,112
1/31/2023	$19,814	$20,842	$23,635
2/28/2023	$19,281	$20,513	$23,083
3/31/2023	$19,889	$20,186	$23,700
4/30/2023	$19,679	$19,931	$23,952
5/31/2023	$19,829	$19,909	$24,046
6/30/2023	$21,121	$21,481	$25,688
7/31/2023	$21,392	$22,198	$26,608
8/31/2023	$20,588	$21,295	$26,095
9/30/2023	$19,401	$20,012	$24,852
10/31/2023	$18,034	$18,623	$24,193
11/30/2023	$19,897	$20,274	$26,449
12/31/2023	$21,572	$22,533	$27,852
1/31/2024	$21,489	$22,023	$28,160
2/29/2024	$23,134	$23,807	$29,685
3/31/2024	$23,855	$24,450	$30,642
4/30/2024	$22,751	$22,628	$29,294
5/31/2024	$23,435	$23,545	$30,678
6/30/2024	$23,442	$23,419	$31,628
7/31/2024	$23,878	$24,846	$32,216
8/31/2024	$24,614	$24,653	$32,917
9/30/2024	$25,365	$25,056	$33,598
10/31/2024	$24,892	$24,993	$33,351
11/30/2024	$27,746	$27,967	$35,570
12/31/2024	$25,574	$25,664	$34,483
1/31/2025	$26,699	$26,646	$35,571
2/28/2025	$25,137	$24,872	$34,890
3/31/2025	$22,872	$22,893	$32,854
4/30/2025	$23,317	$22,818	$32,634
5/31/2025	$25,089	$24,313	$34,703
6/30/2025	$26,221	$25,482	$36,466
7/31/2025	$26,456	$26,079	$37,269
8/31/2025	$27,491	$27,448	$38,131
9/30/2025	$27,330	$28,217	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6	7.78	2.70	10.58
Russell 2500™ Growth Index	12.62	7.76	10.93
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 951,107,750
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 7,357,391
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$951,107,750
# of portfolio holdings	73
Portfolio turnover rate	74%
Total advisory fees paid	$7,357,391

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.2
Information technology	22.1
Health care	21.1
Consumer discretionary	13.1
Financials	7.4
Communication services	3.7
Utilities	2.9
Materials	1.9
Real estate	1.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Talen Energy Corp.	2.8
EMCOR Group, Inc.	2.7
Construction Partners, Inc. Class A	2.3
Celestica, Inc.	2.2
iRhythm Technologies, Inc.	2.2
RadNet, Inc.	2.1
Casella Waste Systems, Inc. Class A	2.1
Curtiss-Wright Corp.	2.1
Equitable Holdings, Inc.	2.0
TKO Group Holdings, Inc. Class A	1.9

Material Fund Change [Text Block]
C000035582
Shareholder Report [Line Items]
Fund Name	SMID Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	WFDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMID Cap Growth Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$92	0.89%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The 12-month period that ended September 30, 2025, was positive but volatile. The economy was resilient—U.S. gross domestic product growth remained positive and consumer strength persisted. However, the new U.S. administration’s aggressive policies on tariffs, immigration, and spending sparked concerns that rising costs and labor shortages could reignite inflation. After policy adjustments and trade negotiations, investors refocused on optimism over massive investments in artificial intelligence and falling interest rates, fueling a sharp rally in speculative market corners. Many active managers underperformed in 2025 as lower-quality and unprofitable equities sharply outperformed.

The portfolio benefited from security selection within financials and utilities. Holdings with innovative technologies and strong demand, such as Robinhood Markets, Inc. and Talen Energy Corp., contributed. In contrast, security selection within information technology detracted: Onto Innovation (This security was no longer held at the end of the reporting period.) experienced fundamental challenges, and Novanta, Inc. faced trade headwinds. Additionally, lack of ownership of speculative benchmark holdings detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Institutional Class	Russell 2500™ Growth Index	Russell 3000® Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,403	$10,523	$10,790
11/30/2015	$10,459	$10,761	$10,850
12/31/2015	$10,171	$10,381	$10,627
1/31/2016	$9,176	$9,354	$10,027
2/29/2016	$9,074	$9,382	$10,024
3/31/2016	$9,760	$10,105	$10,730
4/30/2016	$9,940	$10,201	$10,796
5/31/2016	$10,211	$10,455	$10,990
6/30/2016	$10,249	$10,377	$11,012
7/31/2016	$10,714	$10,994	$11,449
8/31/2016	$10,663	$11,070	$11,478
9/30/2016	$10,768	$11,102	$11,496
10/31/2016	$10,405	$10,522	$11,248
11/30/2016	$10,972	$11,290	$11,751
12/31/2016	$10,937	$11,390	$11,980
1/31/2017	$11,373	$11,660	$12,206
2/28/2017	$11,972	$12,014	$12,660
3/31/2017	$12,027	$12,102	$12,668
4/30/2017	$12,374	$12,315	$12,803
5/31/2017	$12,487	$12,321	$12,934
6/30/2017	$12,645	$12,602	$13,050
7/31/2017	$12,855	$12,769	$13,296
8/31/2017	$12,900	$12,794	$13,322
9/30/2017	$13,340	$13,330	$13,647
10/31/2017	$13,660	$13,687	$13,945
11/30/2017	$13,986	$14,138	$14,368
12/31/2017	$14,161	$14,176	$14,512
1/31/2018	$15,057	$14,884	$15,277
2/28/2018	$14,674	$14,396	$14,714
3/31/2018	$14,617	$14,513	$14,418
4/30/2018	$14,407	$14,421	$14,473
5/31/2018	$15,138	$15,188	$14,882
6/30/2018	$15,299	$15,315	$14,979
7/31/2018	$15,437	$15,602	$15,476
8/31/2018	$16,684	$16,656	$16,020
9/30/2018	$16,575	$16,413	$16,046
10/31/2018	$14,645	$14,442	$14,865
11/30/2018	$14,734	$14,714	$15,162
12/31/2018	$13,201	$13,118	$13,751
1/31/2019	$14,904	$14,680	$14,931
2/28/2019	$16,063	$15,647	$15,457
3/31/2019	$16,266	$15,608	$15,682
4/30/2019	$16,876	$16,154	$16,309
5/31/2019	$16,635	$15,081	$15,253
6/30/2019	$18,025	$16,255	$16,325
7/31/2019	$18,584	$16,508	$16,567
8/31/2019	$17,954	$16,039	$16,229
9/30/2019	$17,264	$15,738	$16,514
10/31/2019	$17,108	$16,142	$16,870
11/30/2019	$18,366	$17,241	$17,511
12/31/2019	$18,429	$17,401	$18,017
1/31/2020	$19,033	$17,420	$17,997
2/29/2020	$18,108	$16,238	$16,523
3/31/2020	$15,149	$13,361	$14,251
4/30/2020	$17,836	$15,503	$16,139
5/31/2020	$20,021	$17,122	$17,002
6/30/2020	$20,608	$17,752	$17,390
7/31/2020	$22,238	$18,724	$18,378
8/31/2020	$23,696	$19,567	$19,709
9/30/2020	$23,808	$19,416	$18,992
10/31/2020	$24,081	$19,645	$18,582
11/30/2020	$27,563	$22,507	$20,842
12/31/2020	$29,920	$24,443	$21,780
1/31/2021	$29,527	$25,126	$21,683
2/28/2021	$30,105	$25,915	$22,361
3/31/2021	$28,210	$25,051	$23,162
4/30/2021	$29,757	$25,931	$24,356
5/31/2021	$28,327	$25,210	$24,467
6/30/2021	$30,514	$26,563	$25,071
7/31/2021	$30,638	$25,988	$25,495
8/31/2021	$31,877	$26,639	$26,222
9/30/2021	$29,976	$25,625	$25,045
10/31/2021	$31,630	$26,939	$26,739
11/30/2021	$28,664	$25,551	$26,332
12/31/2021	$28,501	$25,676	$27,369
1/31/2022	$23,223	$22,289	$25,759
2/28/2022	$22,954	$22,356	$25,110
3/31/2022	$23,141	$22,517	$25,924
4/30/2022	$19,705	$19,946	$23,598
5/31/2022	$18,147	$19,461	$23,566
6/30/2022	$17,301	$18,115	$21,595
7/31/2022	$19,937	$20,181	$23,621
8/31/2022	$19,248	$19,798	$22,739
9/30/2022	$17,421	$18,093	$20,630
10/31/2022	$18,447	$19,563	$22,322
11/30/2022	$19,136	$20,145	$23,487
12/31/2022	$17,756	$18,946	$22,112
1/31/2023	$19,672	$20,842	$23,635
2/28/2023	$19,142	$20,513	$23,083
3/31/2023	$19,740	$20,186	$23,700
4/30/2023	$19,528	$19,931	$23,952
5/31/2023	$19,680	$19,909	$24,046
6/30/2023	$20,960	$21,481	$25,688
7/31/2023	$21,225	$22,198	$26,608
8/31/2023	$20,430	$21,295	$26,095
9/30/2023	$19,248	$20,012	$24,852
10/31/2023	$17,892	$18,623	$24,193
11/30/2023	$19,740	$20,274	$26,449
12/31/2023	$21,399	$22,533	$27,852
1/31/2024	$21,308	$22,023	$28,160
2/29/2024	$22,944	$23,807	$29,685
3/31/2024	$23,656	$24,450	$30,642
4/30/2024	$22,558	$22,628	$29,294
5/31/2024	$23,232	$23,545	$30,678
6/30/2024	$23,240	$23,419	$31,628
7/31/2024	$23,672	$24,846	$32,216
8/31/2024	$24,399	$24,653	$32,917
9/30/2024	$25,141	$25,056	$33,598
10/31/2024	$24,664	$24,993	$33,351
11/30/2024	$27,497	$27,967	$35,570
12/31/2024	$25,344	$25,664	$34,483
1/31/2025	$26,455	$26,646	$35,571
2/28/2025	$24,903	$24,872	$34,890
3/31/2025	$22,656	$22,893	$32,854
4/30/2025	$23,097	$22,818	$32,634
5/31/2025	$24,854	$24,313	$34,703
6/30/2025	$25,973	$25,482	$36,466
7/31/2025	$26,202	$26,079	$37,269
8/31/2025	$27,223	$27,448	$38,131
9/30/2025	$27,068	$28,217	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	7.66	2.60	10.47
Russell 2500™ Growth Index	12.62	7.76	10.93
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 951,107,750
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 7,357,391
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$951,107,750
# of portfolio holdings	73
Portfolio turnover rate	74%
Total advisory fees paid	$7,357,391

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.2
Information technology	22.1
Health care	21.1
Consumer discretionary	13.1
Financials	7.4
Communication services	3.7
Utilities	2.9
Materials	1.9
Real estate	1.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Talen Energy Corp.	2.8
EMCOR Group, Inc.	2.7
Construction Partners, Inc. Class A	2.3
Celestica, Inc.	2.2
iRhythm Technologies, Inc.	2.2
RadNet, Inc.	2.1
Casella Waste Systems, Inc. Class A	2.1
Curtiss-Wright Corp.	2.1
Equitable Holdings, Inc.	2.0
TKO Group Holdings, Inc. Class A	1.9

Material Fund Change [Text Block]
C000020178
Shareholder Report [Line Items]
Fund Name	Special Mid Cap Value Fund
Class Name	Administrator Class
Trading Symbol	WFMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Special Mid Cap Value Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$106	1.05%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed, driven by stock selection. The period saw a fluctuation in investors’ risk appetites as optimism around monetary policy easing and the Republican sweep gave way to fears that a restrictive trade policy and the Federal Reserve’s decision to pause rate cuts could lead to a recession. However, markets rallied off the April 9 announcement that the implementation of tariffs would be delayed.

The Fund made minor changes to sector allocation, with an increase in industrials, while reducing exposure to real estate and financials. A large contributor was AerCap Holdings NV, the world’s largest aircraft and engine leasing business. We believe its acquisition of GECAS should provide AerCap with unrivaled advantages in customer relationships, purchasing power, and market information, leading to outsized cash flow growth over time. The largest detractor was beverage company Keurig Dr Pepper, Inc., on increased leverage from a plan to acquire JDE Peet’s and to split into two after the close. On a longer-term basis, the deal appears substantially accretive.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Administrator Class	Russell Midcap® Value Index	Russell 3000® Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,539	$10,610	$10,790
11/30/2015	$10,670	$10,641	$10,850
12/31/2015	$10,219	$10,312	$10,627
1/31/2016	$9,715	$9,742	$10,027
2/29/2016	$9,818	$9,810	$10,024
3/31/2016	$10,555	$10,716	$10,730
4/30/2016	$10,699	$10,946	$10,796
5/31/2016	$10,980	$11,125	$10,990
6/30/2016	$11,049	$11,227	$11,012
7/31/2016	$11,313	$11,702	$11,449
8/31/2016	$11,463	$11,678	$11,478
9/30/2016	$11,542	$11,726	$11,496
10/31/2016	$11,415	$11,442	$11,248
11/30/2016	$12,129	$12,158	$11,751
12/31/2016	$12,391	$12,374	$11,980
1/31/2017	$12,422	$12,582	$12,206
2/28/2017	$12,793	$12,934	$12,660
3/31/2017	$12,634	$12,839	$12,668
4/30/2017	$12,699	$12,864	$12,803
5/31/2017	$12,734	$12,824	$12,934
6/30/2017	$12,849	$13,015	$13,050
7/31/2017	$12,907	$13,187	$13,296
8/31/2017	$12,810	$12,941	$13,322
9/30/2017	$13,216	$13,294	$13,647
10/31/2017	$13,254	$13,401	$13,945
11/30/2017	$13,597	$13,854	$14,368
12/31/2017	$13,741	$14,025	$14,512
1/31/2018	$14,164	$14,347	$15,277
2/28/2018	$13,394	$13,641	$14,714
3/31/2018	$13,362	$13,674	$14,418
4/30/2018	$13,329	$13,742	$14,473
5/31/2018	$13,282	$13,891	$14,882
6/30/2018	$13,416	$14,003	$14,979
7/31/2018	$13,940	$14,384	$15,476
8/31/2018	$13,933	$14,580	$16,020
9/30/2018	$13,821	$14,465	$16,046
10/31/2018	$12,856	$13,423	$14,865
11/30/2018	$13,195	$13,745	$15,162
12/31/2018	$11,913	$12,302	$13,751
1/31/2019	$13,099	$13,568	$14,931
2/28/2019	$13,631	$14,000	$15,457
3/31/2019	$13,808	$14,070	$15,682
4/30/2019	$14,392	$14,534	$16,309
5/31/2019	$13,653	$13,600	$15,253
6/30/2019	$14,544	$14,519	$16,325
7/31/2019	$14,780	$14,639	$16,567
8/31/2019	$14,544	$14,123	$16,229
9/30/2019	$14,909	$14,696	$16,514
10/31/2019	$15,146	$14,775	$16,870
11/30/2019	$15,615	$15,169	$17,511
12/31/2019	$16,104	$15,631	$18,017
1/31/2020	$15,723	$15,327	$17,997
2/29/2020	$14,344	$13,809	$16,523
3/31/2020	$10,984	$10,675	$14,251
4/30/2020	$12,383	$12,100	$16,139
5/31/2020	$13,079	$12,661	$17,002
6/30/2020	$13,125	$12,804	$17,390
7/31/2020	$13,598	$13,408	$18,378
8/31/2020	$14,094	$13,939	$19,709
9/30/2020	$13,844	$13,624	$18,992
10/31/2020	$13,925	$13,750	$18,582
11/30/2020	$15,727	$15,681	$20,842
12/31/2020	$16,590	$16,407	$21,780
1/31/2021	$16,324	$16,369	$21,683
2/28/2021	$17,454	$17,637	$22,361
3/31/2021	$18,426	$18,548	$23,162
4/30/2021	$19,607	$19,445	$24,356
5/31/2021	$20,116	$19,829	$24,467
6/30/2021	$19,534	$19,598	$25,071
7/31/2021	$19,684	$19,719	$25,495
8/31/2021	$19,927	$20,142	$26,222
9/30/2021	$19,375	$19,400	$25,045
10/31/2021	$20,375	$20,433	$26,739
11/30/2021	$19,784	$19,812	$26,332
12/31/2021	$21,289	$21,056	$27,369
1/31/2022	$20,610	$20,157	$25,759
2/28/2022	$20,652	$20,063	$25,110
3/31/2022	$20,788	$20,673	$25,924
4/30/2022	$19,859	$19,444	$23,598
5/31/2022	$20,385	$19,818	$23,566
6/30/2022	$18,654	$17,639	$21,595
7/31/2022	$20,050	$19,157	$23,621
8/31/2022	$19,439	$18,571	$22,739
9/30/2022	$17,776	$16,770	$20,630
10/31/2022	$19,464	$18,354	$22,322
11/30/2022	$20,881	$19,514	$23,487
12/31/2022	$20,262	$18,522	$22,112
1/31/2023	$21,588	$20,019	$23,635
2/28/2023	$20,985	$19,377	$23,083
3/31/2023	$20,409	$18,767	$23,700
4/30/2023	$20,534	$18,769	$23,952
5/31/2023	$19,816	$17,936	$24,046
6/30/2023	$21,486	$19,491	$25,688
7/31/2023	$21,956	$20,340	$26,608
8/31/2023	$21,247	$19,620	$26,095
9/30/2023	$20,262	$18,622	$24,852
10/31/2023	$19,512	$17,700	$24,193
11/30/2023	$20,796	$19,368	$26,449
12/31/2023	$22,131	$20,877	$27,852
1/31/2024	$21,820	$20,504	$28,160
2/29/2024	$22,864	$21,483	$29,685
3/31/2024	$24,136	$22,595	$30,642
4/30/2024	$23,092	$21,412	$29,294
5/31/2024	$23,928	$22,181	$30,678
6/30/2024	$23,559	$21,826	$31,628
7/31/2024	$24,948	$23,145	$32,216
8/31/2024	$25,482	$23,581	$32,917
9/30/2024	$25,695	$24,025	$33,598
10/31/2024	$25,035	$23,724	$33,351
11/30/2024	$26,502	$25,470	$35,570
12/31/2024	$24,715	$23,606	$34,483
1/31/2025	$25,248	$24,436	$35,571
2/28/2025	$24,846	$23,990	$34,890
3/31/2025	$24,213	$23,108	$32,854
4/30/2025	$23,550	$22,535	$32,634
5/31/2025	$24,334	$23,518	$34,703
6/30/2025	$24,940	$24,343	$36,466
7/31/2025	$25,441	$24,780	$37,269
8/31/2025	$26,439	$25,523	$38,131
9/30/2025	$26,031	$25,848	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	1.31	13.46	10.04
Russell Midcap® Value Index	7.58	13.66	9.96
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 13,661,257,291
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 88,022,071
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$13,661,257,291
# of portfolio holdings	73
Portfolio turnover rate	38%
Total advisory fees paid	$88,022,071

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	22.3
Financials	15.7
Health care	10.9
Materials	9.5
Information technology	9.3
Utilities	7.3
Energy	7.0
Consumer discretionary	6.7
Real estate	6.6
Consumer staples	4.4
Communication services	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

American Electric Power Co., Inc.	3.0
Jefferies Financial Group, Inc.	2.9
Teradyne, Inc.	2.9
Labcorp Holdings, Inc.	2.9
Vulcan Materials Co.	2.7
FirstEnergy Corp.	2.5
Jacobs Solutions, Inc.	2.3
Fifth Third Bancorp	2.2
Keurig Dr Pepper, Inc.	2.2
Baker Hughes Co. Class A	2.2

Material Fund Change [Text Block]
C000053347
Shareholder Report [Line Items]
Fund Name	Special Mid Cap Value Fund
Class Name	Class A
Trading Symbol	WFPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Special Mid Cap Value Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$113	1.12%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed, driven by stock selection. The period saw a fluctuation in investors’ risk appetites as optimism around monetary policy easing and the Republican sweep gave way to fears that a restrictive trade policy and the Federal Reserve’s decision to pause rate cuts could lead to a recession. However, markets rallied off the April 9 announcement that the implementation of tariffs would be delayed.

The Fund made minor changes to sector allocation, with an increase in industrials, while reducing exposure to real estate and financials. A large contributor was AerCap Holdings NV, the world’s largest aircraft and engine leasing business. We believe its acquisition of GECAS should provide AerCap with unrivaled advantages in customer relationships, purchasing power, and market information, leading to outsized cash flow growth over time. The largest detractor was beverage company Keurig Dr Pepper, Inc., on increased leverage from a plan to acquire JDE Peet’s and to split into two after the close. On a longer-term basis, the deal appears substantially accretive.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class A with Load	Russell Midcap® Value Index	Russell 3000® Index
9/30/2015	$9,426	$10,000	$10,000
10/31/2015	$9,937	$10,610	$10,790
11/30/2015	$10,057	$10,641	$10,850
12/31/2015	$9,632	$10,312	$10,627
1/31/2016	$9,156	$9,742	$10,027
2/29/2016	$9,254	$9,810	$10,024
3/31/2016	$9,947	$10,716	$10,730
4/30/2016	$10,081	$10,946	$10,796
5/31/2016	$10,344	$11,125	$10,990
6/30/2016	$10,410	$11,227	$11,012
7/31/2016	$10,659	$11,702	$11,449
8/31/2016	$10,800	$11,678	$11,478
9/30/2016	$10,873	$11,726	$11,496
10/31/2016	$10,751	$11,442	$11,248
11/30/2016	$11,424	$12,158	$11,751
12/31/2016	$11,669	$12,374	$11,980
1/31/2017	$11,699	$12,582	$12,206
2/28/2017	$12,048	$12,934	$12,660
3/31/2017	$11,898	$12,839	$12,668
4/30/2017	$11,958	$12,864	$12,803
5/31/2017	$11,988	$12,824	$12,934
6/30/2017	$12,097	$13,015	$13,050
7/31/2017	$12,151	$13,187	$13,296
8/31/2017	$12,061	$12,941	$13,322
9/30/2017	$12,439	$13,294	$13,647
10/31/2017	$12,476	$13,401	$13,945
11/30/2017	$12,798	$13,854	$14,368
12/31/2017	$12,933	$14,025	$14,512
1/31/2018	$13,331	$14,347	$15,277
2/28/2018	$12,605	$13,641	$14,714
3/31/2018	$12,574	$13,674	$14,418
4/30/2018	$12,539	$13,742	$14,473
5/31/2018	$12,494	$13,891	$14,882
6/30/2018	$12,622	$14,003	$14,979
7/31/2018	$13,113	$14,384	$15,476
8/31/2018	$13,103	$14,580	$16,020
9/30/2018	$12,999	$14,465	$16,046
10/31/2018	$12,093	$13,423	$14,865
11/30/2018	$12,408	$13,745	$15,162
12/31/2018	$11,199	$12,302	$13,751
1/31/2019	$12,316	$13,568	$14,931
2/28/2019	$12,818	$14,000	$15,457
3/31/2019	$12,985	$14,070	$15,682
4/30/2019	$13,529	$14,534	$16,309
5/31/2019	$12,833	$13,600	$15,253
6/30/2019	$13,671	$14,519	$16,325
7/31/2019	$13,893	$14,639	$16,567
8/31/2019	$13,667	$14,123	$16,229
9/30/2019	$14,014	$14,696	$16,514
10/31/2019	$14,233	$14,775	$16,870
11/30/2019	$14,671	$15,169	$17,511
12/31/2019	$15,129	$15,631	$18,017
1/31/2020	$14,772	$15,327	$17,997
2/29/2020	$13,477	$13,809	$16,523
3/31/2020	$10,319	$10,675	$14,251
4/30/2020	$11,633	$12,100	$16,139
5/31/2020	$12,285	$12,661	$17,002
6/30/2020	$12,329	$12,804	$17,390
7/31/2020	$12,770	$13,408	$18,378
8/31/2020	$13,234	$13,939	$19,709
9/30/2020	$13,002	$13,624	$18,992
10/31/2020	$13,072	$13,750	$18,582
11/30/2020	$14,769	$15,681	$20,842
12/31/2020	$15,573	$16,407	$21,780
1/31/2021	$15,326	$16,369	$21,683
2/28/2021	$16,386	$17,637	$22,361
3/31/2021	$17,298	$18,548	$23,162
4/30/2021	$18,403	$19,445	$24,356
5/31/2021	$18,883	$19,829	$24,467
6/30/2021	$18,332	$19,598	$25,071
7/31/2021	$18,473	$19,719	$25,495
8/31/2021	$18,702	$20,142	$26,222
9/30/2021	$18,181	$19,400	$25,045
10/31/2021	$19,119	$20,433	$26,739
11/30/2021	$18,561	$19,812	$26,332
12/31/2021	$19,971	$21,056	$27,369
1/31/2022	$19,332	$20,157	$25,759
2/28/2022	$19,373	$20,063	$25,110
3/31/2022	$19,499	$20,673	$25,924
4/30/2022	$18,625	$19,444	$23,598
5/31/2022	$19,117	$19,818	$23,566
6/30/2022	$17,494	$17,639	$21,595
7/31/2022	$18,804	$19,157	$23,621
8/31/2022	$18,226	$18,571	$22,739
9/30/2022	$16,668	$16,770	$20,630
10/31/2022	$18,246	$18,354	$22,322
11/30/2022	$19,576	$19,514	$23,487
12/31/2022	$18,996	$18,522	$22,112
1/31/2023	$20,234	$20,019	$23,635
2/28/2023	$19,668	$19,377	$23,083
3/31/2023	$19,129	$18,767	$23,700
4/30/2023	$19,244	$18,769	$23,952
5/31/2023	$18,571	$17,936	$24,046
6/30/2023	$20,132	$19,491	$25,688
7/31/2023	$20,574	$20,340	$26,608
8/31/2023	$19,907	$19,620	$26,095
9/30/2023	$18,983	$18,622	$24,852
10/31/2023	$18,280	$17,700	$24,193
11/30/2023	$19,482	$19,368	$26,449
12/31/2023	$20,733	$20,877	$27,852
1/31/2024	$20,438	$20,504	$28,160
2/29/2024	$21,414	$21,483	$29,685
3/31/2024	$22,605	$22,595	$30,642
4/30/2024	$21,624	$21,412	$29,294
5/31/2024	$22,409	$22,181	$30,678
6/30/2024	$22,063	$21,826	$31,628
7/31/2024	$23,362	$23,145	$32,216
8/31/2024	$23,861	$23,581	$32,917
9/30/2024	$24,057	$24,025	$33,598
10/31/2024	$23,441	$23,724	$33,351
11/30/2024	$24,814	$25,470	$35,570
12/31/2024	$23,136	$23,606	$34,483
1/31/2025	$23,634	$24,436	$35,571
2/28/2025	$23,257	$23,990	$34,890
3/31/2025	$22,663	$23,108	$32,854
4/30/2025	$22,045	$22,535	$32,634
5/31/2025	$22,774	$23,518	$34,703
6/30/2025	$23,337	$24,343	$36,466
7/31/2025	$23,805	$24,780	$37,269
8/31/2025	$24,741	$25,523	$38,131
9/30/2025	$24,358	$25,848	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	1.25	13.38	9.96
Class A with Load	(4.56)	12.04	9.31
Russell Midcap® Value Index	7.58	13.66	9.96
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 13,661,257,291
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 88,022,071
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$13,661,257,291
# of portfolio holdings	73
Portfolio turnover rate	38%
Total advisory fees paid	$88,022,071

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	22.3
Financials	15.7
Health care	10.9
Materials	9.5
Information technology	9.3
Utilities	7.3
Energy	7.0
Consumer discretionary	6.7
Real estate	6.6
Consumer staples	4.4
Communication services	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

American Electric Power Co., Inc.	3.0
Jefferies Financial Group, Inc.	2.9
Teradyne, Inc.	2.9
Labcorp Holdings, Inc.	2.9
Vulcan Materials Co.	2.7
FirstEnergy Corp.	2.5
Jacobs Solutions, Inc.	2.3
Fifth Third Bancorp	2.2
Keurig Dr Pepper, Inc.	2.2
Baker Hughes Co. Class A	2.2

Material Fund Change [Text Block]
C000053348
Shareholder Report [Line Items]
Fund Name	Special Mid Cap Value Fund
Class Name	Class C
Trading Symbol	WFPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Special Mid Cap Value Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$187	1.87%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed, driven by stock selection. The period saw a fluctuation in investors’ risk appetites as optimism around monetary policy easing and the Republican sweep gave way to fears that a restrictive trade policy and the Federal Reserve’s decision to pause rate cuts could lead to a recession. However, markets rallied off the April 9 announcement that the implementation of tariffs would be delayed.

The Fund made minor changes to sector allocation, with an increase in industrials, while reducing exposure to real estate and financials. A large contributor was AerCap Holdings NV, the world’s largest aircraft and engine leasing business. We believe its acquisition of GECAS should provide AerCap with unrivaled advantages in customer relationships, purchasing power, and market information, leading to outsized cash flow growth over time. The largest detractor was beverage company Keurig Dr Pepper, Inc., on increased leverage from a plan to acquire JDE Peet’s and to split into two after the close. On a longer-term basis, the deal appears substantially accretive.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class C with Load	Russell Midcap® Value Index	Russell 3000® Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,534	$10,610	$10,790
11/30/2015	$10,655	$10,641	$10,850
12/31/2015	$10,198	$10,312	$10,627
1/31/2016	$9,689	$9,742	$10,027
2/29/2016	$9,786	$9,810	$10,024
3/31/2016	$10,514	$10,716	$10,730
4/30/2016	$10,647	$10,946	$10,796
5/31/2016	$10,919	$11,125	$10,990
6/30/2016	$10,980	$11,227	$11,012
7/31/2016	$11,239	$11,702	$11,449
8/31/2016	$11,379	$11,678	$11,478
9/30/2016	$11,447	$11,726	$11,496
10/31/2016	$11,314	$11,442	$11,248
11/30/2016	$12,013	$12,158	$11,751
12/31/2016	$12,263	$12,374	$11,980
1/31/2017	$12,288	$12,582	$12,206
2/28/2017	$12,645	$12,934	$12,660
3/31/2017	$12,479	$12,839	$12,668
4/30/2017	$12,537	$12,864	$12,803
5/31/2017	$12,558	$12,824	$12,934
6/30/2017	$12,667	$13,015	$13,050
7/31/2017	$12,717	$13,187	$13,296
8/31/2017	$12,609	$12,941	$13,322
9/30/2017	$12,999	$13,294	$13,647
10/31/2017	$13,031	$13,401	$13,945
11/30/2017	$13,356	$13,854	$14,368
12/31/2017	$13,490	$14,025	$14,512
1/31/2018	$13,894	$14,347	$15,277
2/28/2018	$13,130	$13,641	$14,714
3/31/2018	$13,089	$13,674	$14,418
4/30/2018	$13,048	$13,742	$14,473
5/31/2018	$12,992	$13,891	$14,882
6/30/2018	$13,115	$14,003	$14,979
7/31/2018	$13,621	$14,384	$15,476
8/31/2018	$13,598	$14,580	$16,020
9/30/2018	$13,482	$14,465	$16,046
10/31/2018	$12,535	$13,423	$14,865
11/30/2018	$12,853	$13,745	$15,162
12/31/2018	$11,594	$12,302	$13,751
1/31/2019	$12,745	$13,568	$14,931
2/28/2019	$13,252	$14,000	$15,457
3/31/2019	$13,416	$14,070	$15,682
4/30/2019	$13,972	$14,534	$16,309
5/31/2019	$13,244	$13,600	$15,253
6/30/2019	$14,102	$14,519	$16,325
7/31/2019	$14,323	$14,639	$16,567
8/31/2019	$14,079	$14,123	$16,229
9/30/2019	$14,426	$14,696	$16,514
10/31/2019	$14,643	$14,775	$16,870
11/30/2019	$15,085	$15,169	$17,511
12/31/2019	$15,547	$15,631	$18,017
1/31/2020	$15,171	$15,327	$17,997
2/29/2020	$13,828	$13,809	$16,523
3/31/2020	$10,584	$10,675	$14,251
4/30/2020	$11,924	$12,100	$16,139
5/31/2020	$12,584	$12,661	$17,002
6/30/2020	$12,619	$12,804	$17,390
7/31/2020	$13,066	$13,408	$18,378
8/31/2020	$13,536	$13,939	$19,709
9/30/2020	$13,287	$13,624	$18,992
10/31/2020	$13,354	$13,750	$18,582
11/30/2020	$15,073	$15,681	$20,842
12/31/2020	$15,887	$16,407	$21,780
1/31/2021	$15,622	$16,369	$21,683
2/28/2021	$16,692	$17,637	$22,361
3/31/2021	$17,613	$18,548	$23,162
4/30/2021	$18,727	$19,445	$24,356
5/31/2021	$19,201	$19,829	$24,467
6/30/2021	$18,628	$19,598	$25,071
7/31/2021	$18,763	$19,719	$25,495
8/31/2021	$18,980	$20,142	$26,222
9/30/2021	$18,443	$19,400	$25,045
10/31/2021	$19,379	$20,433	$26,739
11/30/2021	$18,806	$19,812	$26,332
12/31/2021	$20,218	$21,056	$27,369
1/31/2022	$19,563	$20,157	$25,759
2/28/2022	$19,589	$20,063	$25,110
3/31/2022	$19,703	$20,673	$25,924
4/30/2022	$18,808	$19,444	$23,598
5/31/2022	$19,297	$19,818	$23,566
6/30/2022	$17,646	$17,639	$21,595
7/31/2022	$18,952	$19,157	$23,621
8/31/2022	$18,362	$18,571	$22,739
9/30/2022	$16,778	$16,770	$20,630
10/31/2022	$18,358	$18,354	$22,322
11/30/2022	$19,681	$19,514	$23,487
12/31/2022	$19,082	$18,522	$22,112
1/31/2023	$20,318	$20,019	$23,635
2/28/2023	$19,740	$19,377	$23,083
3/31/2023	$19,186	$18,767	$23,700
4/30/2023	$19,286	$18,769	$23,952
5/31/2023	$18,604	$17,936	$24,046
6/30/2023	$20,157	$19,491	$25,688
7/31/2023	$20,583	$20,340	$26,608
8/31/2023	$19,906	$19,620	$26,095
9/30/2023	$18,964	$18,622	$24,852
10/31/2023	$18,261	$17,700	$24,193
11/30/2023	$19,463	$19,368	$26,449
12/31/2023	$20,712	$20,877	$27,852
1/31/2024	$20,418	$20,504	$28,160
2/29/2024	$21,393	$21,483	$29,685
3/31/2024	$22,583	$22,595	$30,642
4/30/2024	$21,603	$21,412	$29,294
5/31/2024	$22,387	$22,181	$30,678
6/30/2024	$22,041	$21,826	$31,628
7/31/2024	$23,338	$23,145	$32,216
8/31/2024	$23,837	$23,581	$32,917
9/30/2024	$24,033	$24,025	$33,598
10/31/2024	$23,418	$23,724	$33,351
11/30/2024	$24,789	$25,470	$35,570
12/31/2024	$23,113	$23,606	$34,483
1/31/2025	$23,611	$24,436	$35,571
2/28/2025	$23,234	$23,990	$34,890
3/31/2025	$22,641	$23,108	$32,854
4/30/2025	$22,023	$22,535	$32,634
5/31/2025	$22,751	$23,518	$34,703
6/30/2025	$23,314	$24,343	$36,466
7/31/2025	$23,782	$24,780	$37,269
8/31/2025	$24,716	$25,523	$38,131
9/30/2025	$24,334	$25,848	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	0.48	12.53	9.30
Class C with Load	(0.52)	12.53	9.30
Russell Midcap® Value Index	7.58	13.66	9.96
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 13,661,257,291
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 88,022,071
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$13,661,257,291
# of portfolio holdings	73
Portfolio turnover rate	38%
Total advisory fees paid	$88,022,071

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	22.3
Financials	15.7
Health care	10.9
Materials	9.5
Information technology	9.3
Utilities	7.3
Energy	7.0
Consumer discretionary	6.7
Real estate	6.6
Consumer staples	4.4
Communication services	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

American Electric Power Co., Inc.	3.0
Jefferies Financial Group, Inc.	2.9
Teradyne, Inc.	2.9
Labcorp Holdings, Inc.	2.9
Vulcan Materials Co.	2.7
FirstEnergy Corp.	2.5
Jacobs Solutions, Inc.	2.3
Fifth Third Bancorp	2.2
Keurig Dr Pepper, Inc.	2.2
Baker Hughes Co. Class A	2.2

Material Fund Change [Text Block]
C000130041
Shareholder Report [Line Items]
Fund Name	Special Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	WFPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Special Mid Cap Value Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$71	0.70%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed, driven by stock selection. The period saw a fluctuation in investors’ risk appetites as optimism around monetary policy easing and the Republican sweep gave way to fears that a restrictive trade policy and the Federal Reserve’s decision to pause rate cuts could lead to a recession. However, markets rallied off the April 9 announcement that the implementation of tariffs would be delayed.

The Fund made minor changes to sector allocation, with an increase in industrials, while reducing exposure to real estate and financials. A large contributor was AerCap Holdings NV, the world’s largest aircraft and engine leasing business. We believe its acquisition of GECAS should provide AerCap with unrivaled advantages in customer relationships, purchasing power, and market information, leading to outsized cash flow growth over time. The largest detractor was beverage company Keurig Dr Pepper, Inc., on increased leverage from a plan to acquire JDE Peet’s and to split into two after the close. On a longer-term basis, the deal appears substantially accretive.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class R6	Russell Midcap® Value Index	Russell 3000® Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,544	$10,610	$10,790
11/30/2015	$10,677	$10,641	$10,850
12/31/2015	$10,229	$10,312	$10,627
1/31/2016	$9,726	$9,742	$10,027
2/29/2016	$9,835	$9,810	$10,024
3/31/2016	$10,573	$10,716	$10,730
4/30/2016	$10,720	$10,946	$10,796
5/31/2016	$11,006	$11,125	$10,990
6/30/2016	$11,077	$11,227	$11,012
7/31/2016	$11,349	$11,702	$11,449
8/31/2016	$11,503	$11,678	$11,478
9/30/2016	$11,584	$11,726	$11,496
10/31/2016	$11,458	$11,442	$11,248
11/30/2016	$12,180	$12,158	$11,751
12/31/2016	$12,448	$12,374	$11,980
1/31/2017	$12,479	$12,582	$12,206
2/28/2017	$12,859	$12,934	$12,660
3/31/2017	$12,700	$12,839	$12,668
4/30/2017	$12,772	$12,864	$12,803
5/31/2017	$12,807	$12,824	$12,934
6/30/2017	$12,928	$13,015	$13,050
7/31/2017	$12,993	$13,187	$13,296
8/31/2017	$12,897	$12,941	$13,322
9/30/2017	$13,308	$13,294	$13,647
10/31/2017	$13,353	$13,401	$13,945
11/30/2017	$13,702	$13,854	$14,368
12/31/2017	$13,851	$14,025	$14,512
1/31/2018	$14,281	$14,347	$15,277
2/28/2018	$13,508	$13,641	$14,714
3/31/2018	$13,479	$13,674	$14,418
4/30/2018	$13,450	$13,742	$14,473
5/31/2018	$13,407	$13,891	$14,882
6/30/2018	$13,548	$14,003	$14,979
7/31/2018	$14,078	$14,384	$15,476
8/31/2018	$14,075	$14,580	$16,020
9/30/2018	$13,966	$14,465	$16,046
10/31/2018	$12,999	$13,423	$14,865
11/30/2018	$13,342	$13,745	$15,162
12/31/2018	$12,047	$12,302	$13,751
1/31/2019	$13,253	$13,568	$14,931
2/28/2019	$13,798	$14,000	$15,457
3/31/2019	$13,980	$14,070	$15,682
4/30/2019	$14,573	$14,534	$16,309
5/31/2019	$13,828	$13,600	$15,253
6/30/2019	$14,737	$14,519	$16,325
7/31/2019	$14,982	$14,639	$16,567
8/31/2019	$14,744	$14,123	$16,229
9/30/2019	$15,123	$14,696	$16,514
10/31/2019	$15,364	$14,775	$16,870
11/30/2019	$15,846	$15,169	$17,511
12/31/2019	$16,346	$15,631	$18,017
1/31/2020	$15,966	$15,327	$17,997
2/29/2020	$14,569	$13,809	$16,523
3/31/2020	$11,162	$10,675	$14,251
4/30/2020	$12,586	$12,100	$16,139
5/31/2020	$13,295	$12,661	$17,002
6/30/2020	$13,345	$12,804	$17,390
7/31/2020	$13,829	$13,408	$18,378
8/31/2020	$14,340	$13,939	$19,709
9/30/2020	$14,088	$13,624	$18,992
10/31/2020	$14,174	$13,750	$18,582
11/30/2020	$16,016	$15,681	$20,842
12/31/2020	$16,895	$16,407	$21,780
1/31/2021	$16,630	$16,369	$21,683
2/28/2021	$17,789	$17,637	$22,361
3/31/2021	$18,787	$18,548	$23,162
4/30/2021	$19,993	$19,445	$24,356
5/31/2021	$20,519	$19,829	$24,467
6/30/2021	$19,930	$19,598	$25,071
7/31/2021	$20,090	$19,719	$25,495
8/31/2021	$20,344	$20,142	$26,222
9/30/2021	$19,786	$19,400	$25,045
10/31/2021	$20,812	$20,433	$26,739
11/30/2021	$20,219	$19,812	$26,332
12/31/2021	$21,761	$21,056	$27,369
1/31/2022	$21,072	$20,157	$25,759
2/28/2022	$21,120	$20,063	$25,110
3/31/2022	$21,266	$20,673	$25,924
4/30/2022	$20,320	$19,444	$23,598
5/31/2022	$20,866	$19,818	$23,566
6/30/2022	$19,099	$17,639	$21,595
7/31/2022	$20,535	$19,157	$23,621
8/31/2022	$19,916	$18,571	$22,739
9/30/2022	$18,217	$16,770	$20,630
10/31/2022	$19,950	$18,354	$22,322
11/30/2022	$21,412	$19,514	$23,487
12/31/2022	$20,781	$18,522	$22,112
1/31/2023	$22,147	$20,019	$23,635
2/28/2023	$21,539	$19,377	$23,083
3/31/2023	$20,954	$18,767	$23,700
4/30/2023	$21,085	$18,769	$23,952
5/31/2023	$20,355	$17,936	$24,046
6/30/2023	$22,077	$19,491	$25,688
7/31/2023	$22,569	$20,340	$26,608
8/31/2023	$21,843	$19,620	$26,095
9/30/2023	$20,837	$18,622	$24,852
10/31/2023	$20,070	$17,700	$24,193
11/30/2023	$21,399	$19,368	$26,449
12/31/2023	$22,781	$20,877	$27,852
1/31/2024	$22,464	$20,504	$28,160
2/29/2024	$23,548	$21,483	$29,685
3/31/2024	$24,865	$22,595	$30,642
4/30/2024	$23,796	$21,412	$29,294
5/31/2024	$24,667	$22,181	$30,678
6/30/2024	$24,291	$21,826	$31,628
7/31/2024	$25,732	$23,145	$32,216
8/31/2024	$26,291	$23,581	$32,917
9/30/2024	$26,514	$24,025	$33,598
10/31/2024	$25,846	$23,724	$33,351
11/30/2024	$27,366	$25,470	$35,570
12/31/2024	$25,528	$23,606	$34,483
1/31/2025	$26,089	$24,436	$35,571
2/28/2025	$25,678	$23,990	$34,890
3/31/2025	$25,032	$23,108	$32,854
4/30/2025	$24,353	$22,535	$32,634
5/31/2025	$25,170	$23,518	$34,703
6/30/2025	$25,806	$24,343	$36,466
7/31/2025	$26,329	$24,780	$37,269
8/31/2025	$27,370	$25,523	$38,131
9/30/2025	$26,959	$25,848	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6	1.68	13.86	10.43
Russell Midcap® Value Index	7.58	13.66	9.96
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 13,661,257,291
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 88,022,071
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$13,661,257,291
# of portfolio holdings	73
Portfolio turnover rate	38%
Total advisory fees paid	$88,022,071

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	22.3
Financials	15.7
Health care	10.9
Materials	9.5
Information technology	9.3
Utilities	7.3
Energy	7.0
Consumer discretionary	6.7
Real estate	6.6
Consumer staples	4.4
Communication services	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

American Electric Power Co., Inc.	3.0
Jefferies Financial Group, Inc.	2.9
Teradyne, Inc.	2.9
Labcorp Holdings, Inc.	2.9
Vulcan Materials Co.	2.7
FirstEnergy Corp.	2.5
Jacobs Solutions, Inc.	2.3
Fifth Third Bancorp	2.2
Keurig Dr Pepper, Inc.	2.2
Baker Hughes Co. Class A	2.2

Material Fund Change [Text Block]
C000020179
Shareholder Report [Line Items]
Fund Name	Special Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	WFMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Special Mid Cap Value Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$81	0.80%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed, driven by stock selection. The period saw a fluctuation in investors’ risk appetites as optimism around monetary policy easing and the Republican sweep gave way to fears that a restrictive trade policy and the Federal Reserve’s decision to pause rate cuts could lead to a recession. However, markets rallied off the April 9 announcement that the implementation of tariffs would be delayed.

The Fund made minor changes to sector allocation, with an increase in industrials, while reducing exposure to real estate and financials. A large contributor was AerCap Holdings NV, the world’s largest aircraft and engine leasing business. We believe its acquisition of GECAS should provide AerCap with unrivaled advantages in customer relationships, purchasing power, and market information, leading to outsized cash flow growth over time. The largest detractor was beverage company Keurig Dr Pepper, Inc., on increased leverage from a plan to acquire JDE Peet’s and to split into two after the close. On a longer-term basis, the deal appears substantially accretive.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Institutional Class	Russell Midcap® Value Index	Russell 3000® Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,544	$10,610	$10,790
11/30/2015	$10,674	$10,641	$10,850
12/31/2015	$10,225	$10,312	$10,627
1/31/2016	$9,725	$9,742	$10,027
2/29/2016	$9,830	$9,810	$10,024
3/31/2016	$10,569	$10,716	$10,730
4/30/2016	$10,715	$10,946	$10,796
5/31/2016	$10,998	$11,125	$10,990
6/30/2016	$11,069	$11,227	$11,012
7/31/2016	$11,338	$11,702	$11,449
8/31/2016	$11,491	$11,678	$11,478
9/30/2016	$11,573	$11,726	$11,496
10/31/2016	$11,447	$11,442	$11,248
11/30/2016	$12,165	$12,158	$11,751
12/31/2016	$12,432	$12,374	$11,980
1/31/2017	$12,463	$12,582	$12,206
2/28/2017	$12,839	$12,934	$12,660
3/31/2017	$12,684	$12,839	$12,668
4/30/2017	$12,753	$12,864	$12,803
5/31/2017	$12,788	$12,824	$12,934
6/30/2017	$12,905	$13,015	$13,050
7/31/2017	$12,967	$13,187	$13,296
8/31/2017	$12,874	$12,941	$13,322
9/30/2017	$13,281	$13,294	$13,647
10/31/2017	$13,326	$13,401	$13,945
11/30/2017	$13,672	$13,854	$14,368
12/31/2017	$13,820	$14,025	$14,512
1/31/2018	$14,249	$14,347	$15,277
2/28/2018	$13,477	$13,641	$14,714
3/31/2018	$13,448	$13,674	$14,418
4/30/2018	$13,416	$13,742	$14,473
5/31/2018	$13,372	$13,891	$14,882
6/30/2018	$13,509	$14,003	$14,979
7/31/2018	$14,040	$14,384	$15,476
8/31/2018	$14,036	$14,580	$16,020
9/30/2018	$13,924	$14,465	$16,046
10/31/2018	$12,958	$13,423	$14,865
11/30/2018	$13,300	$13,745	$15,162
12/31/2018	$12,009	$12,302	$13,751
1/31/2019	$13,211	$13,568	$14,931
2/28/2019	$13,752	$14,000	$15,457
3/31/2019	$13,933	$14,070	$15,682
4/30/2019	$14,521	$14,534	$16,309
5/31/2019	$13,778	$13,600	$15,253
6/30/2019	$14,680	$14,519	$16,325
7/31/2019	$14,925	$14,639	$16,567
8/31/2019	$14,688	$14,123	$16,229
9/30/2019	$15,062	$14,696	$16,514
10/31/2019	$15,302	$14,775	$16,870
11/30/2019	$15,780	$15,169	$17,511
12/31/2019	$16,275	$15,631	$18,017
1/31/2020	$15,897	$15,327	$17,997
2/29/2020	$14,504	$13,809	$16,523
3/31/2020	$11,109	$10,675	$14,251
4/30/2020	$12,529	$12,100	$16,139
5/31/2020	$13,235	$12,661	$17,002
6/30/2020	$13,281	$12,804	$17,390
7/31/2020	$13,763	$13,408	$18,378
8/31/2020	$14,269	$13,939	$19,709
9/30/2020	$14,018	$13,624	$18,992
10/31/2020	$14,103	$13,750	$18,582
11/30/2020	$15,936	$15,681	$20,842
12/31/2020	$16,809	$16,407	$21,780
1/31/2021	$16,544	$16,369	$21,683
2/28/2021	$17,690	$17,637	$22,361
3/31/2021	$18,685	$18,548	$23,162
4/30/2021	$19,885	$19,445	$24,356
5/31/2021	$20,406	$19,829	$24,467
6/30/2021	$19,815	$19,598	$25,071
7/31/2021	$19,974	$19,719	$25,495
8/31/2021	$20,227	$20,142	$26,222
9/30/2021	$19,668	$19,400	$25,045
10/31/2021	$20,689	$20,433	$26,739
11/30/2021	$20,095	$19,812	$26,332
12/31/2021	$21,622	$21,056	$27,369
1/31/2022	$20,942	$20,157	$25,759
2/28/2022	$20,989	$20,063	$25,110
3/31/2022	$21,130	$20,673	$25,924
4/30/2022	$20,188	$19,444	$23,598
5/31/2022	$20,728	$19,818	$23,566
6/30/2022	$18,973	$17,639	$21,595
7/31/2022	$20,398	$19,157	$23,621
8/31/2022	$19,778	$18,571	$22,739
9/30/2022	$18,092	$16,770	$20,630
10/31/2022	$19,812	$18,354	$22,322
11/30/2022	$21,258	$19,514	$23,487
12/31/2022	$20,631	$18,522	$22,112
1/31/2023	$21,985	$20,019	$23,635
2/28/2023	$21,380	$19,377	$23,083
3/31/2023	$20,799	$18,767	$23,700
4/30/2023	$20,924	$18,769	$23,952
5/31/2023	$20,203	$17,936	$24,046
6/30/2023	$21,906	$19,491	$25,688
7/31/2023	$22,390	$20,340	$26,608
8/31/2023	$21,673	$19,620	$26,095
9/30/2023	$20,668	$18,622	$24,852
10/31/2023	$19,910	$17,700	$24,193
11/30/2023	$21,227	$19,368	$26,449
12/31/2023	$22,593	$20,877	$27,852
1/31/2024	$22,279	$20,504	$28,160
2/29/2024	$23,351	$21,483	$29,685
3/31/2024	$24,654	$22,595	$30,642
4/30/2024	$23,592	$21,412	$29,294
5/31/2024	$24,452	$22,181	$30,678
6/30/2024	$24,083	$21,826	$31,628
7/31/2024	$25,510	$23,145	$32,216
8/31/2024	$26,056	$23,581	$32,917
9/30/2024	$26,277	$24,025	$33,598
10/31/2024	$25,608	$23,724	$33,351
11/30/2024	$27,118	$25,470	$35,570
12/31/2024	$25,294	$23,606	$34,483
1/31/2025	$25,845	$24,436	$35,571
2/28/2025	$25,437	$23,990	$34,890
3/31/2025	$24,796	$23,108	$32,854
4/30/2025	$24,123	$22,535	$32,634
5/31/2025	$24,928	$23,518	$34,703
6/30/2025	$25,553	$24,343	$36,466
7/31/2025	$26,073	$24,780	$37,269
8/31/2025	$27,101	$25,523	$38,131
9/30/2025	$26,693	$25,848	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	1.58	13.75	10.32
Russell Midcap® Value Index	7.58	13.66	9.96
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 13,661,257,291
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 88,022,071
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$13,661,257,291
# of portfolio holdings	73
Portfolio turnover rate	38%
Total advisory fees paid	$88,022,071

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	22.3
Financials	15.7
Health care	10.9
Materials	9.5
Information technology	9.3
Utilities	7.3
Energy	7.0
Consumer discretionary	6.7
Real estate	6.6
Consumer staples	4.4
Communication services	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

American Electric Power Co., Inc.	3.0
Jefferies Financial Group, Inc.	2.9
Teradyne, Inc.	2.9
Labcorp Holdings, Inc.	2.9
Vulcan Materials Co.	2.7
FirstEnergy Corp.	2.5
Jacobs Solutions, Inc.	2.3
Fifth Third Bancorp	2.2
Keurig Dr Pepper, Inc.	2.2
Baker Hughes Co. Class A	2.2

Material Fund Change [Text Block]
C000089469
Shareholder Report [Line Items]
Fund Name	Diversified Capital Builder Fund
Class Name	Class A
Trading Symbol	EKBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Capital Builder Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$116	1.07%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equity markets rallied during the fiscal year, as the economy grew moderately. Cuts to the federal funds rate from 5.00% to 4.25% throughout the fiscal year helped stimulate economic growth. Yields of below-investment-grade bonds declined somewhat, resulting in modest capital appreciation. Our asset allocation is weighted toward equities, focusing on sectors that we believe have long-term growth potential. While inflation may persist, higher inflation rates could allow companies to have greater pricing power and maintain high profit margins.

The Fund outperformed its benchmark, the Diversified Capital Builder Blended Index. Top equity contributors were in information technology, industrials, and utilities, as well as underweights in consumer staples and health care. Top contributors included Broadcom, Inc., NVIDIA Corp., and Amphenol Corp. Underperformers were Adobe, Inc.; Oneok, Inc.; and IDEX Corp. Contributing to bond performance were our overweights in better-quality high yield bonds. Detractors were Spectrum Brands, Inc., ACCO Brands Corp., and Genuine Parts Co.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class A with Load	Diversified Capital Builder Blended Index	Russell 3000® Index
9/30/2015	$9,421	$10,000	$10,000
10/31/2015	$9,804	$10,676	$10,790
11/30/2015	$9,793	$10,643	$10,850
12/31/2015	$9,757	$10,431	$10,627
1/31/2016	$9,483	$9,969	$10,027
2/29/2016	$9,666	$9,978	$10,024
3/31/2016	$10,347	$10,609	$10,730
4/30/2016	$10,347	$10,758	$10,796
5/31/2016	$10,623	$10,917	$10,990
6/30/2016	$10,862	$10,965	$11,012
7/31/2016	$11,244	$11,347	$11,449
8/31/2016	$11,428	$11,422	$11,478
9/30/2016	$11,574	$11,447	$11,496
10/31/2016	$11,400	$11,288	$11,248
11/30/2016	$11,714	$11,611	$11,751
12/31/2016	$11,914	$11,831	$11,980
1/31/2017	$12,180	$12,050	$12,206
2/28/2017	$12,457	$12,446	$12,660
3/31/2017	$12,492	$12,446	$12,668
4/30/2017	$12,632	$12,580	$12,803
5/31/2017	$12,721	$12,729	$12,934
6/30/2017	$12,652	$12,799	$13,050
7/31/2017	$12,895	$13,026	$13,296
8/31/2017	$12,946	$13,056	$13,322
9/30/2017	$13,150	$13,293	$13,647
10/31/2017	$13,482	$13,535	$13,945
11/30/2017	$13,738	$13,835	$14,368
12/31/2017	$13,631	$13,960	$14,512
1/31/2018	$14,409	$14,557	$15,277
2/28/2018	$13,913	$14,122	$14,714
3/31/2018	$13,698	$13,860	$14,418
4/30/2018	$13,577	$13,918	$14,473
5/31/2018	$13,872	$14,184	$14,882
6/30/2018	$13,801	$14,265	$14,979
7/31/2018	$14,488	$14,674	$15,476
8/31/2018	$14,785	$15,080	$16,020
9/30/2018	$14,691	$15,145	$16,046
10/31/2018	$13,422	$14,279	$14,865
11/30/2018	$13,759	$14,465	$15,162
12/31/2018	$12,874	$13,398	$13,751
1/31/2019	$13,864	$14,394	$14,931
2/28/2019	$14,437	$14,820	$15,457
3/31/2019	$14,599	$15,050	$15,682
4/30/2019	$15,132	$15,559	$16,309
5/31/2019	$14,167	$14,765	$15,253
6/30/2019	$15,254	$15,634	$16,325
7/31/2019	$15,312	$15,836	$16,567
8/31/2019	$15,182	$15,634	$16,229
9/30/2019	$15,514	$15,850	$16,514
10/31/2019	$15,630	$16,111	$16,870
11/30/2019	$15,963	$16,578	$17,511
12/31/2019	$16,410	$17,023	$18,017
1/31/2020	$16,440	$17,037	$17,997
2/29/2020	$15,046	$15,928	$16,523
3/31/2020	$13,353	$13,883	$14,251
4/30/2020	$14,936	$15,390	$16,139
5/31/2020	$15,713	$16,176	$17,002
6/30/2020	$15,643	$16,482	$17,390
7/31/2020	$16,360	$17,403	$18,378
8/31/2020	$17,047	$18,404	$19,709
9/30/2020	$16,641	$17,852	$18,992
10/31/2020	$16,258	$17,550	$18,582
11/30/2020	$17,849	$19,274	$20,842
12/31/2020	$18,488	$19,978	$21,780
1/31/2021	$18,472	$19,870	$21,683
2/28/2021	$18,426	$20,318	$22,361
3/31/2021	$18,907	$20,903	$23,162
4/30/2021	$19,450	$21,804	$24,356
5/31/2021	$19,605	$21,897	$24,467
6/30/2021	$19,823	$22,383	$25,071
7/31/2021	$20,320	$22,752	$25,495
8/31/2021	$20,677	$23,277	$26,222
9/30/2021	$19,666	$22,476	$25,045
10/31/2021	$20,708	$23,637	$26,739
11/30/2021	$20,801	$23,338	$26,332
12/31/2021	$22,126	$24,159	$27,369
1/31/2022	$20,631	$22,972	$25,759
2/28/2022	$20,680	$22,446	$25,110
3/31/2022	$21,031	$22,963	$25,924
4/30/2022	$19,599	$21,218	$23,598
5/31/2022	$20,232	$21,210	$23,566
6/30/2022	$18,511	$19,518	$21,595
7/31/2022	$19,979	$21,176	$23,621
8/31/2022	$18,794	$20,438	$22,739
9/30/2022	$17,217	$18,814	$20,630
10/31/2022	$18,405	$20,082	$22,322
11/30/2022	$19,894	$20,993	$23,487
12/31/2022	$19,160	$20,038	$22,112
1/31/2023	$20,261	$21,240	$23,635
2/28/2023	$19,963	$20,791	$23,083
3/31/2023	$20,103	$21,343	$23,700
4/30/2023	$19,561	$21,593	$23,952
5/31/2023	$19,879	$21,616	$24,046
6/30/2023	$21,357	$22,799	$25,688
7/31/2023	$22,126	$23,468	$26,608
8/31/2023	$21,713	$23,177	$26,095
9/30/2023	$20,689	$22,292	$24,852
10/31/2023	$20,069	$21,819	$24,193
11/30/2023	$21,948	$23,596	$26,449
12/31/2023	$23,405	$24,688	$27,852
1/31/2024	$23,961	$24,946	$28,160
2/29/2024	$25,392	$25,974	$29,685
3/31/2024	$26,302	$26,675	$30,642
4/30/2024	$25,467	$25,756	$29,294
5/31/2024	$26,402	$26,737	$30,678
6/30/2024	$27,309	$27,464	$31,628
7/31/2024	$27,369	$27,897	$32,216
8/31/2024	$27,648	$28,505	$32,917
9/30/2024	$27,941	$29,078	$33,598
10/31/2024	$27,921	$28,884	$33,351
11/30/2024	$29,456	$30,361	$35,570
12/31/2024	$28,507	$29,693	$34,483
1/31/2025	$29,197	$30,505	$35,571
2/28/2025	$28,089	$30,156	$34,890
3/31/2025	$26,521	$28,766	$32,854
4/30/2025	$26,061	$28,638	$32,634
5/31/2025	$28,070	$30,130	$34,703
6/30/2025	$30,492	$31,413	$36,466
7/31/2025	$31,373	$31,967	$37,269
8/31/2025	$31,142	$32,571	$38,131
9/30/2025	$32,639	$33,480	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	16.81	14.42	13.23
Class A with Load	10.06	13.08	12.56
Diversified Capital Builder Blended IndexFootnote Reference*	15.14	13.40	12.84
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Diversified Capital Builder Blended Index is composed 75% of the Russell 1000® Index and 25% of the ICE BofA U.S. Cash Pay High Yield Index. You cannot invest directly in an index.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,639,269,797
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 9,249,174
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,639,269,797
# of portfolio holdings	99
Portfolio turnover rate	20%
Total advisory fees paid	$9,249,174

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Common stocks	84.9
Corporate bonds and notes	14.1
Yankee corporate bonds and notes	1.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Micron Technology, Inc.	5.1
Amphenol Corp. Class A	4.8
Advanced Micro Devices, Inc.	4.0
Leidos Holdings, Inc.	3.2
Broadcom, Inc.	3.2
Teledyne Technologies, Inc.	3.1
Curtiss-Wright Corp.	3.1
Marvell Technology, Inc.	2.9
NVIDIA Corp.	2.8
Cheniere Energy, Inc.	2.8

Material Fund Change [Text Block]
C000089471
Shareholder Report [Line Items]
Fund Name	Diversified Capital Builder Fund
Class Name	Class C
Trading Symbol	EKBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Capital Builder Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$198	1.83%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equity markets rallied during the fiscal year, as the economy grew moderately. Cuts to the federal funds rate from 5.00% to 4.25% throughout the fiscal year helped stimulate economic growth. Yields of below-investment-grade bonds declined somewhat, resulting in modest capital appreciation. Our asset allocation is weighted toward equities, focusing on sectors that we believe have long-term growth potential. While inflation may persist, higher inflation rates could allow companies to have greater pricing power and maintain high profit margins.

The Fund outperformed its benchmark, the Diversified Capital Builder Blended Index. Top equity contributors were in information technology, industrials, and utilities, as well as underweights in consumer staples and health care. Top contributors included Broadcom, Inc., NVIDIA Corp., and Amphenol Corp. Underperformers were Adobe, Inc.; Oneok, Inc.; and IDEX Corp. Contributing to bond performance were our overweights in better-quality high yield bonds. Detractors were Spectrum Brands, Inc., ACCO Brands Corp., and Genuine Parts Co.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class C with Load	Diversified Capital Builder Blended Index	Russell 3000® Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,406	$10,676	$10,790
11/30/2015	$10,384	$10,643	$10,850
12/31/2015	$10,339	$10,431	$10,627
1/31/2016	$10,047	$9,969	$10,027
2/29/2016	$10,229	$9,978	$10,024
3/31/2016	$10,943	$10,609	$10,730
4/30/2016	$10,943	$10,758	$10,796
5/31/2016	$11,223	$10,917	$10,990
6/30/2016	$11,478	$10,965	$11,012
7/31/2016	$11,869	$11,347	$11,449
8/31/2016	$12,052	$11,422	$11,478
9/30/2016	$12,196	$11,447	$11,496
10/31/2016	$12,000	$11,288	$11,248
11/30/2016	$12,343	$11,611	$11,751
12/31/2016	$12,546	$11,831	$11,980
1/31/2017	$12,811	$12,050	$12,206
2/28/2017	$13,090	$12,446	$12,660
3/31/2017	$13,109	$12,446	$12,668
4/30/2017	$13,269	$12,580	$12,803
5/31/2017	$13,336	$12,729	$12,934
6/30/2017	$13,254	$12,799	$13,050
7/31/2017	$13,508	$13,026	$13,296
8/31/2017	$13,562	$13,056	$13,322
9/30/2017	$13,763	$13,293	$13,647
10/31/2017	$14,097	$13,535	$13,945
11/30/2017	$14,352	$13,835	$14,368
12/31/2017	$14,232	$13,960	$14,512
1/31/2018	$15,032	$14,557	$15,277
2/28/2018	$14,513	$14,122	$14,714
3/31/2018	$14,280	$13,860	$14,418
4/30/2018	$14,154	$13,918	$14,473
5/31/2018	$14,434	$14,184	$14,882
6/30/2018	$14,359	$14,265	$14,979
7/31/2018	$15,062	$14,674	$15,476
8/31/2018	$15,357	$15,080	$16,020
9/30/2018	$15,260	$15,145	$16,046
10/31/2018	$13,925	$14,279	$14,865
11/30/2018	$14,262	$14,465	$15,162
12/31/2018	$13,340	$13,398	$13,751
1/31/2019	$14,352	$14,394	$14,931
2/28/2019	$14,948	$14,820	$15,457
3/31/2019	$15,103	$15,050	$15,682
4/30/2019	$15,641	$15,559	$16,309
5/31/2019	$14,641	$14,765	$15,253
6/30/2019	$15,755	$15,634	$16,325
7/31/2019	$15,800	$15,836	$16,567
8/31/2019	$15,650	$15,634	$16,229
9/30/2019	$15,994	$15,850	$16,514
10/31/2019	$16,099	$16,111	$16,870
11/30/2019	$16,428	$16,578	$17,511
12/31/2019	$16,885	$17,023	$18,017
1/31/2020	$16,901	$17,037	$17,997
2/29/2020	$15,464	$15,928	$16,523
3/31/2020	$13,707	$13,883	$14,251
4/30/2020	$15,320	$15,390	$16,139
5/31/2020	$16,104	$16,176	$17,002
6/30/2020	$16,034	$16,482	$17,390
7/31/2020	$16,755	$17,403	$18,378
8/31/2020	$17,461	$18,404	$19,709
9/30/2020	$17,025	$17,852	$18,992
10/31/2020	$16,618	$17,550	$18,582
11/30/2020	$18,232	$19,274	$20,842
12/31/2020	$18,871	$19,978	$21,780
1/31/2021	$18,839	$19,870	$21,683
2/28/2021	$18,791	$20,318	$22,361
3/31/2021	$19,267	$20,903	$23,162
4/30/2021	$19,806	$21,804	$24,356
5/31/2021	$19,965	$21,897	$24,467
6/30/2021	$20,171	$22,383	$25,071
7/31/2021	$20,663	$22,752	$25,495
8/31/2021	$21,012	$23,277	$26,222
9/30/2021	$19,963	$22,476	$25,045
10/31/2021	$21,026	$23,637	$26,739
11/30/2021	$21,105	$23,338	$26,332
12/31/2021	$22,426	$24,159	$27,369
1/31/2022	$20,902	$22,972	$25,759
2/28/2022	$20,936	$22,446	$25,110
3/31/2022	$21,277	$22,963	$25,924
4/30/2022	$19,821	$21,218	$23,598
5/31/2022	$20,447	$21,210	$23,566
6/30/2022	$18,693	$19,518	$21,595
7/31/2022	$20,166	$21,176	$23,621
8/31/2022	$18,947	$20,438	$22,739
9/30/2022	$17,344	$18,814	$20,630
10/31/2022	$18,547	$20,082	$22,322
11/30/2022	$20,037	$20,993	$23,487
12/31/2022	$19,288	$20,038	$22,112
1/31/2023	$20,363	$21,240	$23,635
2/28/2023	$20,061	$20,791	$23,083
3/31/2023	$20,190	$21,343	$23,700
4/30/2023	$19,624	$21,593	$23,952
5/31/2023	$19,925	$21,616	$24,046
6/30/2023	$21,417	$22,799	$25,688
7/31/2023	$22,153	$23,468	$26,608
8/31/2023	$21,738	$23,177	$26,095
9/30/2023	$20,701	$22,292	$24,852
10/31/2023	$20,081	$21,819	$24,193
11/30/2023	$21,961	$23,596	$26,449
12/31/2023	$23,419	$24,688	$27,852
1/31/2024	$23,975	$24,946	$28,160
2/29/2024	$25,407	$25,974	$29,685
3/31/2024	$26,318	$26,675	$30,642
4/30/2024	$25,482	$25,756	$29,294
5/31/2024	$26,417	$26,737	$30,678
6/30/2024	$27,325	$27,464	$31,628
7/31/2024	$27,385	$27,897	$32,216
8/31/2024	$27,664	$28,505	$32,917
9/30/2024	$27,958	$29,078	$33,598
10/31/2024	$27,938	$28,884	$33,351
11/30/2024	$29,473	$30,361	$35,570
12/31/2024	$28,524	$29,693	$34,483
1/31/2025	$29,214	$30,505	$35,571
2/28/2025	$28,106	$30,156	$34,890
3/31/2025	$26,537	$28,766	$32,854
4/30/2025	$26,076	$28,638	$32,634
5/31/2025	$28,087	$30,130	$34,703
6/30/2025	$30,510	$31,413	$36,466
7/31/2025	$31,391	$31,967	$37,269
8/31/2025	$31,160	$32,571	$38,131
9/30/2025	$32,658	$33,480	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	16.03	13.58	12.56
Class C with Load	15.03	13.58	12.56
Diversified Capital Builder Blended IndexFootnote Reference*	15.14	13.40	12.84
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Diversified Capital Builder Blended Index is composed 75% of the Russell 1000® Index and 25% of the ICE BofA U.S. Cash Pay High Yield Index. You cannot invest directly in an index.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,639,269,797
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 9,249,174
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,639,269,797
# of portfolio holdings	99
Portfolio turnover rate	20%
Total advisory fees paid	$9,249,174

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Common stocks	84.9
Corporate bonds and notes	14.1
Yankee corporate bonds and notes	1.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Micron Technology, Inc.	5.1
Amphenol Corp. Class A	4.8
Advanced Micro Devices, Inc.	4.0
Leidos Holdings, Inc.	3.2
Broadcom, Inc.	3.2
Teledyne Technologies, Inc.	3.1
Curtiss-Wright Corp.	3.1
Marvell Technology, Inc.	2.9
NVIDIA Corp.	2.8
Cheniere Energy, Inc.	2.8

Material Fund Change [Text Block]
C000089472
Shareholder Report [Line Items]
Fund Name	Diversified Capital Builder Fund
Class Name	Institutional Class
Trading Symbol	EKBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Capital Builder Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$83	0.76%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equity markets rallied during the fiscal year, as the economy grew moderately. Cuts to the federal funds rate from 5.00% to 4.25% throughout the fiscal year helped stimulate economic growth. Yields of below-investment-grade bonds declined somewhat, resulting in modest capital appreciation. Our asset allocation is weighted toward equities, focusing on sectors that we believe have long-term growth potential. While inflation may persist, higher inflation rates could allow companies to have greater pricing power and maintain high profit margins.

The Fund outperformed its benchmark, the Diversified Capital Builder Blended Index. Top equity contributors were in information technology, industrials, and utilities, as well as underweights in consumer staples and health care. Top contributors included Broadcom, Inc., NVIDIA Corp., and Amphenol Corp. Underperformers were Adobe, Inc.; Oneok, Inc.; and IDEX Corp. Contributing to bond performance were our overweights in better-quality high yield bonds. Detractors were Spectrum Brands, Inc., ACCO Brands Corp., and Genuine Parts Co.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Institutional Class	Diversified Capital Builder Blended Index	Russell 3000® Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,408	$10,676	$10,790
11/30/2015	$10,397	$10,643	$10,850
12/31/2015	$10,366	$10,431	$10,627
1/31/2016	$10,073	$9,969	$10,027
2/29/2016	$10,281	$9,978	$10,024
3/31/2016	$10,994	$10,609	$10,730
4/30/2016	$11,007	$10,758	$10,796
5/31/2016	$11,302	$10,917	$10,990
6/30/2016	$11,568	$10,965	$11,012
7/31/2016	$11,964	$11,347	$11,449
8/31/2016	$12,174	$11,422	$11,478
9/30/2016	$12,328	$11,447	$11,496
10/31/2016	$12,141	$11,288	$11,248
11/30/2016	$12,490	$11,611	$11,751
12/31/2016	$12,705	$11,831	$11,980
1/31/2017	$12,990	$12,050	$12,206
2/28/2017	$13,288	$12,446	$12,660
3/31/2017	$13,321	$12,446	$12,668
4/30/2017	$13,484	$12,580	$12,803
5/31/2017	$13,580	$12,729	$12,934
6/30/2017	$13,505	$12,799	$13,050
7/31/2017	$13,779	$13,026	$13,296
8/31/2017	$13,834	$13,056	$13,322
9/30/2017	$14,067	$13,293	$13,647
10/31/2017	$14,410	$13,535	$13,945
11/30/2017	$14,699	$13,835	$14,368
12/31/2017	$14,581	$13,960	$14,512
1/31/2018	$15,419	$14,557	$15,277
2/28/2018	$14,899	$14,122	$14,714
3/31/2018	$14,662	$13,860	$14,418
4/30/2018	$14,547	$13,918	$14,473
5/31/2018	$14,865	$14,184	$14,882
6/30/2018	$14,787	$14,265	$14,979
7/31/2018	$15,528	$14,674	$15,476
8/31/2018	$15,848	$15,080	$16,020
9/30/2018	$15,761	$15,145	$16,046
10/31/2018	$14,390	$14,279	$14,865
11/30/2018	$14,755	$14,465	$15,162
12/31/2018	$13,813	$13,398	$13,751
1/31/2019	$14,882	$14,394	$14,931
2/28/2019	$15,502	$14,820	$15,457
3/31/2019	$15,687	$15,050	$15,682
4/30/2019	$16,264	$15,559	$16,309
5/31/2019	$15,220	$14,765	$15,253
6/30/2019	$16,409	$15,634	$16,325
7/31/2019	$16,471	$15,836	$16,567
8/31/2019	$16,331	$15,634	$16,229
9/30/2019	$16,704	$15,850	$16,514
10/31/2019	$16,829	$16,111	$16,870
11/30/2019	$17,190	$16,578	$17,511
12/31/2019	$17,674	$17,023	$18,017
1/31/2020	$17,707	$17,037	$17,997
2/29/2020	$16,228	$15,928	$16,523
3/31/2020	$14,386	$13,883	$14,251
4/30/2020	$16,106	$15,390	$16,139
5/31/2020	$16,949	$16,176	$17,002
6/30/2020	$16,870	$16,482	$17,390
7/31/2020	$17,650	$17,403	$18,378
8/31/2020	$18,413	$18,404	$19,709
9/30/2020	$17,969	$17,852	$18,992
10/31/2020	$17,554	$17,550	$18,582
11/30/2020	$19,267	$19,274	$20,842
12/31/2020	$19,976	$19,978	$21,780
1/31/2021	$19,959	$19,870	$21,683
2/28/2021	$19,925	$20,318	$22,361
3/31/2021	$20,434	$20,903	$23,162
4/30/2021	$21,025	$21,804	$24,356
5/31/2021	$21,211	$21,897	$24,467
6/30/2021	$21,449	$22,383	$25,071
7/31/2021	$21,991	$22,752	$25,495
8/31/2021	$22,397	$23,277	$26,222
9/30/2021	$21,295	$22,476	$25,045
10/31/2021	$22,433	$23,637	$26,739
11/30/2021	$22,552	$23,338	$26,332
12/31/2021	$23,984	$24,159	$27,369
1/31/2022	$22,386	$22,972	$25,759
2/28/2022	$22,423	$22,446	$25,110
3/31/2022	$22,820	$22,963	$25,924
4/30/2022	$21,272	$21,218	$23,598
5/31/2022	$21,964	$21,210	$23,566
6/30/2022	$20,099	$19,518	$21,595
7/31/2022	$21,707	$21,176	$23,621
8/31/2022	$20,410	$20,438	$22,739
9/30/2022	$18,700	$18,814	$20,630
10/31/2022	$20,020	$20,082	$22,322
11/30/2022	$21,633	$20,993	$23,487
12/31/2022	$20,846	$20,038	$22,112
1/31/2023	$22,034	$21,240	$23,635
2/28/2023	$21,727	$20,791	$23,083
3/31/2023	$21,876	$21,343	$23,700
4/30/2023	$21,280	$21,593	$23,952
5/31/2023	$21,650	$21,616	$24,046
6/30/2023	$23,271	$22,799	$25,688
7/31/2023	$24,095	$23,468	$26,608
8/31/2023	$23,662	$23,177	$26,095
9/30/2023	$22,556	$22,292	$24,852
10/31/2023	$21,894	$21,819	$24,193
11/30/2023	$23,941	$23,596	$26,449
12/31/2023	$25,543	$24,688	$27,852
1/31/2024	$26,156	$24,946	$28,160
2/29/2024	$27,710	$25,974	$29,685
3/31/2024	$28,709	$26,675	$30,642
4/30/2024	$27,810	$25,756	$29,294
5/31/2024	$28,840	$26,737	$30,678
6/30/2024	$29,841	$27,464	$31,628
7/31/2024	$29,907	$27,897	$32,216
8/31/2024	$30,214	$28,505	$32,917
9/30/2024	$30,563	$29,078	$33,598
10/31/2024	$30,541	$28,884	$33,351
11/30/2024	$32,236	$30,361	$35,570
12/31/2024	$31,213	$29,693	$34,483
1/31/2025	$31,976	$30,505	$35,571
2/28/2025	$30,774	$30,156	$34,890
3/31/2025	$29,041	$28,766	$32,854
4/30/2025	$28,554	$28,638	$32,634
5/31/2025	$30,777	$30,130	$34,703
6/30/2025	$33,435	$31,413	$36,466
7/31/2025	$34,387	$31,967	$37,269
8/31/2025	$34,155	$32,571	$38,131
9/30/2025	$35,821	$33,480	$39,447

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	17.20	14.79	13.61
Diversified Capital Builder Blended IndexFootnote Reference*	15.14	13.40	12.84
Russell 3000® Index	17.41	15.74	14.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Diversified Capital Builder Blended Index is composed 75% of the Russell 1000® Index and 25% of the ICE BofA U.S. Cash Pay High Yield Index. You cannot invest directly in an index.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,639,269,797
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 9,249,174
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,639,269,797
# of portfolio holdings	99
Portfolio turnover rate	20%
Total advisory fees paid	$9,249,174

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Common stocks	84.9
Corporate bonds and notes	14.1
Yankee corporate bonds and notes	1.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Micron Technology, Inc.	5.1
Amphenol Corp. Class A	4.8
Advanced Micro Devices, Inc.	4.0
Leidos Holdings, Inc.	3.2
Broadcom, Inc.	3.2
Teledyne Technologies, Inc.	3.1
Curtiss-Wright Corp.	3.1
Marvell Technology, Inc.	2.9
NVIDIA Corp.	2.8
Cheniere Energy, Inc.	2.8

Material Fund Change [Text Block]
C000089465
Shareholder Report [Line Items]
Fund Name	Diversified Income Builder Fund
Class Name	Class A
Trading Symbol	EKSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Income Builder Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$88	0.83%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the past year, equity and fixed income markets benefited from fairly steady economic growth and moderating inflation, along with expectations of Federal Reserve rate cuts. U.S. consumers remained resilient, supported by strong labor markets and solid household balance sheets. Equity gains broadened beyond mega-cap stocks, while fixed income rallied on easing yield expectations. Risks have emerged, including tariffs, immigration restrictions, and slowing job growth. Medium-term economic growth remains promising, but policy sequencing will be key. The Fund maintained an equity overweight throughout the year, which contributed to relative performance. Selection within our global equity strategy was the top contributor to performance for the year, while our tactical duration positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class A with Load	Diversified Income Builder Blended Index	Bloomberg U.S. Universal Bond Index
9/30/2015	$9,422	$10,000	$10,000
10/31/2015	$9,745	$10,409	$10,032
11/30/2015	$9,641	$10,244	$9,995
12/31/2015	$9,572	$10,002	$9,945
1/31/2016	$9,509	$9,749	$10,055
2/29/2016	$9,625	$9,783	$10,127
3/31/2016	$10,003	$10,275	$10,251
4/30/2016	$10,101	$10,595	$10,321
5/31/2016	$10,202	$10,694	$10,329
6/30/2016	$10,320	$10,786	$10,511
7/31/2016	$10,614	$11,094	$10,597
8/31/2016	$10,789	$11,283	$10,609
9/30/2016	$10,873	$11,340	$10,611
10/31/2016	$10,832	$11,311	$10,541
11/30/2016	$10,836	$11,389	$10,304
12/31/2016	$11,014	$11,609	$10,334
1/31/2017	$11,149	$11,784	$10,371
2/28/2017	$11,366	$12,036	$10,451
3/31/2017	$11,344	$12,019	$10,447
4/30/2017	$11,482	$12,153	$10,534
5/31/2017	$11,592	$12,275	$10,615
6/30/2017	$11,568	$12,306	$10,606
7/31/2017	$11,745	$12,473	$10,659
8/31/2017	$11,763	$12,481	$10,751
9/30/2017	$11,869	$12,632	$10,713
10/31/2017	$12,007	$12,740	$10,726
11/30/2017	$12,080	$12,810	$10,710
12/31/2017	$12,051	$12,874	$10,757
1/31/2018	$12,250	$13,174	$10,654
2/28/2018	$11,914	$12,924	$10,553
3/31/2018	$11,835	$12,769	$10,606
4/30/2018	$11,855	$12,839	$10,535
5/31/2018	$11,943	$12,952	$10,592
6/30/2018	$11,930	$13,011	$10,577
7/31/2018	$12,157	$13,263	$10,599
8/31/2018	$12,283	$13,485	$10,651
9/30/2018	$12,252	$13,554	$10,606
10/31/2018	$11,773	$13,074	$10,517
11/30/2018	$11,771	$13,092	$10,564
12/31/2018	$11,418	$12,489	$10,730
1/31/2019	$12,045	$13,228	$10,878
2/28/2019	$12,306	$13,529	$10,889
3/31/2019	$12,455	$13,698	$11,086
4/30/2019	$12,615	$14,016	$11,102
5/31/2019	$12,303	$13,587	$11,272
6/30/2019	$12,753	$14,139	$11,431
7/31/2019	$12,751	$14,262	$11,465
8/31/2019	$12,705	$14,208	$11,725
9/30/2019	$12,805	$14,323	$11,674
10/31/2019	$12,846	$14,452	$11,712
11/30/2019	$12,961	$14,668	$11,709
12/31/2019	$13,261	$15,014	$11,727
1/31/2020	$13,232	$15,020	$11,937
2/29/2020	$12,850	$14,618	$12,116
3/31/2020	$11,358	$13,085	$11,879
4/30/2020	$12,040	$13,769	$12,117
5/31/2020	$12,404	$14,306	$12,230
6/30/2020	$12,539	$14,516	$12,332
7/31/2020	$12,988	$15,157	$12,549
8/31/2020	$13,163	$15,460	$12,477
9/30/2020	$13,009	$15,238	$12,454
10/31/2020	$13,041	$15,178	$12,410
11/30/2020	$13,594	$16,030	$12,572
12/31/2020	$13,864	$16,403	$12,615
1/31/2021	$13,860	$16,398	$12,536
2/28/2021	$13,981	$16,490	$12,374
3/31/2021	$14,067	$16,585	$12,230
4/30/2021	$14,284	$16,895	$12,333
5/31/2021	$14,428	$16,996	$12,380
6/30/2021	$14,513	$17,209	$12,470
7/31/2021	$14,598	$17,306	$12,595
8/31/2021	$14,732	$17,466	$12,587
9/30/2021	$14,515	$17,265	$12,479
10/31/2021	$14,742	$17,467	$12,469
11/30/2021	$14,668	$17,262	$12,484
12/31/2021	$14,967	$17,627	$12,476
1/31/2022	$14,354	$17,063	$12,202
2/28/2022	$14,158	$16,831	$12,036
3/31/2022	$14,016	$16,759	$11,713
4/30/2022	$13,295	$15,961	$11,276
5/31/2022	$13,248	$16,011	$11,338
6/30/2022	$12,481	$14,983	$11,112
7/31/2022	$13,151	$15,842	$11,391
8/31/2022	$12,772	$15,399	$11,095
9/30/2022	$12,067	$14,560	$10,617
10/31/2022	$12,442	$15,003	$10,500
11/30/2022	$12,839	$15,550	$10,892
12/31/2022	$12,600	$15,316	$10,855
1/31/2023	$13,178	$16,018	$11,192
2/28/2023	$12,958	$15,715	$10,917
3/31/2023	$12,997	$16,002	$11,173
4/30/2023	$13,097	$16,166	$11,241
5/31/2023	$13,077	$16,003	$11,124
6/30/2023	$13,423	$16,383	$11,107
7/31/2023	$13,697	$16,671	$11,118
8/31/2023	$13,555	$16,568	$11,051
9/30/2023	$13,268	$16,217	$10,788
10/31/2023	$13,095	$15,936	$10,625
11/30/2023	$13,804	$16,848	$11,104
12/31/2023	$14,283	$17,520	$11,525
1/31/2024	$14,403	$17,540	$11,497
2/29/2024	$14,751	$17,719	$11,360
3/31/2024	$15,037	$18,009	$11,471
4/30/2024	$14,838	$17,683	$11,203
5/31/2024	$15,203	$18,025	$11,389
6/30/2024	$15,378	$18,252	$11,493
7/31/2024	$15,547	$18,603	$11,754
8/31/2024	$15,771	$18,941	$11,927
9/30/2024	$15,878	$19,273	$12,090
10/31/2024	$15,750	$19,028	$11,816
11/30/2024	$16,026	$19,366	$11,940
12/31/2024	$15,924	$19,153	$11,760
1/31/2025	$16,194	$19,488	$11,831
2/28/2025	$16,378	$19,601	$12,075
3/31/2025	$16,135	$19,283	$12,073
4/30/2025	$16,193	$19,339	$12,115
5/31/2025	$16,587	$19,792	$12,054
6/30/2025	$17,052	$20,279	$12,242
7/31/2025	$17,238	$20,387	$12,224
8/31/2025	$17,439	$20,702	$12,371
9/30/2025	$17,865	$21,017	$12,502

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	12.51	6.55	6.61
Class A with Load	6.10	5.30	5.97
Diversified Income Builder Blended IndexFootnote Reference*	9.05	6.64	7.71
Bloomberg U.S. Universal Bond Index	3.40	0.08	2.26

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Diversified Income Builder Blended Index is composed 60% of the ICE BofA U.S. Cash Pay High Yield Index, 25% of the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) and 15% of the Bloomberg U.S. Aggregate Bond Index. Prior to February 1, 2020, the Diversified Income Builder Blended Index was composed 65% of the ICE BofA U.S. Cash Pay High Yield Index, and 35% of the Russell 1000® Index. Prior to January 2, 2018, the Diversified Income Builder Blended Index was composed 75% of the ICE BofA U.S. Cash Pay High Yield Index, and 25% the Russell 1000® Index. You cannot invest directly in an index.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 359,143,426
Holdings Count | Holding	445
Advisory Fees Paid, Amount	$ 986,841
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$359,143,426
# of portfolio holdings	445
Portfolio turnover rate	83%
Total advisory fees paid	$986,841

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Common stocks	38.8
Corporate bonds and notes	37.3
Yankee corporate bonds and notes	11.0
Foreign corporate bonds and notes	6.7
Municipal obligations	3.3
Loans	2.3
Preferred stocks	0.4
Asset-backed securities	0.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	1.9
Microsoft Corp.	1.5
Apple, Inc.	1.1
Alphabet, Inc. Class A	1.1
Taiwan Semiconductor Manufacturing Co. Ltd.	1.0
Broadcom, Inc.	0.8
Amazon.com, Inc.	0.8
Walmart, Inc.	0.8
Citigroup, Inc.	0.8
Sompo Holdings, Inc.	0.6

Material Fund Change [Text Block]
C000089467
Shareholder Report [Line Items]
Fund Name	Diversified Income Builder Fund
Class Name	Class C
Trading Symbol	EKSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Income Builder Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$168	1.59%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the past year, equity and fixed income markets benefited from fairly steady economic growth and moderating inflation, along with expectations of Federal Reserve rate cuts. U.S. consumers remained resilient, supported by strong labor markets and solid household balance sheets. Equity gains broadened beyond mega-cap stocks, while fixed income rallied on easing yield expectations. Risks have emerged, including tariffs, immigration restrictions, and slowing job growth. Medium-term economic growth remains promising, but policy sequencing will be key. The Fund maintained an equity overweight throughout the year, which contributed to relative performance. Selection within our global equity strategy was the top contributor to performance for the year, while our tactical duration positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class C with Load	Diversified Income Builder Blended Index	Bloomberg U.S. Universal Bond Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,335	$10,409	$10,032
11/30/2015	$10,218	$10,244	$9,995
12/31/2015	$10,157	$10,002	$9,945
1/31/2016	$10,067	$9,749	$10,055
2/29/2016	$10,183	$9,783	$10,127
3/31/2016	$10,576	$10,275	$10,251
4/30/2016	$10,673	$10,595	$10,321
5/31/2016	$10,773	$10,694	$10,329
6/30/2016	$10,890	$10,786	$10,511
7/31/2016	$11,212	$11,094	$10,597
8/31/2016	$11,389	$11,283	$10,609
9/30/2016	$11,451	$11,340	$10,611
10/31/2016	$11,420	$11,311	$10,541
11/30/2016	$11,418	$11,389	$10,304
12/31/2016	$11,597	$11,609	$10,334
1/31/2017	$11,731	$11,784	$10,371
2/28/2017	$11,933	$12,036	$10,451
3/31/2017	$11,922	$12,019	$10,447
4/30/2017	$12,059	$12,153	$10,534
5/31/2017	$12,147	$12,275	$10,615
6/30/2017	$12,134	$12,306	$10,606
7/31/2017	$12,292	$12,473	$10,659
8/31/2017	$12,303	$12,481	$10,751
9/30/2017	$12,426	$12,632	$10,713
10/31/2017	$12,543	$12,740	$10,726
11/30/2017	$12,631	$12,810	$10,710
12/31/2017	$12,573	$12,874	$10,757
1/31/2018	$12,796	$13,174	$10,654
2/28/2018	$12,419	$12,924	$10,553
3/31/2018	$12,349	$12,769	$10,606
4/30/2018	$12,343	$12,839	$10,535
5/31/2018	$12,426	$12,952	$10,592
6/30/2018	$12,424	$13,011	$10,577
7/31/2018	$12,652	$13,263	$10,599
8/31/2018	$12,754	$13,485	$10,651
9/30/2018	$12,715	$13,554	$10,606
10/31/2018	$12,210	$13,074	$10,517
11/30/2018	$12,219	$13,092	$10,564
12/31/2018	$11,823	$12,489	$10,730
1/31/2019	$12,468	$13,228	$10,878
2/28/2019	$12,728	$13,529	$10,889
3/31/2019	$12,874	$13,698	$11,086
4/30/2019	$13,032	$14,016	$11,102
5/31/2019	$12,702	$13,587	$11,272
6/30/2019	$13,178	$14,139	$11,431
7/31/2019	$13,169	$14,262	$11,465
8/31/2019	$13,112	$14,208	$11,725
9/30/2019	$13,186	$14,323	$11,674
10/31/2019	$13,241	$14,452	$11,712
11/30/2019	$13,351	$14,668	$11,709
12/31/2019	$13,624	$15,014	$11,727
1/31/2020	$13,590	$15,020	$11,937
2/29/2020	$13,191	$14,618	$12,116
3/31/2020	$11,675	$13,085	$11,879
4/30/2020	$12,344	$13,769	$12,117
5/31/2020	$12,709	$14,306	$12,230
6/30/2020	$12,860	$14,516	$12,332
7/31/2020	$13,311	$15,157	$12,549
8/31/2020	$13,467	$15,460	$12,477
9/30/2020	$13,315	$15,238	$12,454
10/31/2020	$13,339	$15,178	$12,410
11/30/2020	$13,872	$16,030	$12,572
12/31/2020	$14,138	$16,403	$12,615
1/31/2021	$14,124	$16,398	$12,536
2/28/2021	$14,261	$16,490	$12,374
3/31/2021	$14,340	$16,585	$12,230
4/30/2021	$14,550	$16,895	$12,333
5/31/2021	$14,665	$16,996	$12,380
6/30/2021	$14,765	$17,209	$12,470
7/31/2021	$14,818	$17,306	$12,595
8/31/2021	$14,968	$17,466	$12,587
9/30/2021	$14,740	$17,265	$12,479
10/31/2021	$14,959	$17,467	$12,469
11/30/2021	$14,852	$17,262	$12,484
12/31/2021	$15,167	$17,627	$12,476
1/31/2022	$14,538	$17,063	$12,202
2/28/2022	$14,310	$16,831	$12,036
3/31/2022	$14,180	$16,759	$11,713
4/30/2022	$13,445	$15,961	$11,276
5/31/2022	$13,388	$16,011	$11,338
6/30/2022	$12,584	$14,983	$11,112
7/31/2022	$13,273	$15,842	$11,391
8/31/2022	$12,883	$15,399	$11,095
9/30/2022	$12,144	$14,560	$10,617
10/31/2022	$12,512	$15,003	$10,500
11/30/2022	$12,902	$15,550	$10,892
12/31/2022	$12,654	$15,316	$10,855
1/31/2023	$13,248	$16,018	$11,192
2/28/2023	$13,021	$15,715	$10,917
3/31/2023	$13,049	$16,002	$11,173
4/30/2023	$13,142	$16,166	$11,241
5/31/2023	$13,090	$16,003	$11,124
6/30/2023	$13,452	$16,383	$11,107
7/31/2023	$13,715	$16,671	$11,118
8/31/2023	$13,565	$16,568	$11,051
9/30/2023	$13,270	$16,217	$10,788
10/31/2023	$13,097	$15,936	$10,625
11/30/2023	$13,806	$16,848	$11,104
12/31/2023	$14,285	$17,520	$11,525
1/31/2024	$14,405	$17,540	$11,497
2/29/2024	$14,754	$17,719	$11,360
3/31/2024	$15,039	$18,009	$11,471
4/30/2024	$14,840	$17,683	$11,203
5/31/2024	$15,206	$18,025	$11,389
6/30/2024	$15,380	$18,252	$11,493
7/31/2024	$15,550	$18,603	$11,754
8/31/2024	$15,773	$18,941	$11,927
9/30/2024	$15,881	$19,273	$12,090
10/31/2024	$15,753	$19,028	$11,816
11/30/2024	$16,029	$19,366	$11,940
12/31/2024	$15,927	$19,153	$11,760
1/31/2025	$16,196	$19,488	$11,831
2/28/2025	$16,380	$19,601	$12,075
3/31/2025	$16,137	$19,283	$12,073
4/30/2025	$16,196	$19,339	$12,115
5/31/2025	$16,589	$19,792	$12,054
6/30/2025	$17,055	$20,279	$12,242
7/31/2025	$17,241	$20,387	$12,224
8/31/2025	$17,442	$20,702	$12,371
9/30/2025	$17,868	$21,017	$12,502

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	11.46	5.72	5.98
Class C with Load	10.46	5.72	5.98
Diversified Income Builder Blended IndexFootnote Reference*	9.05	6.64	7.71
Bloomberg U.S. Universal Bond Index	3.40	0.08	2.26

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Diversified Income Builder Blended Index is composed 60% of the ICE BofA U.S. Cash Pay High Yield Index, 25% of the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) and 15% of the Bloomberg U.S. Aggregate Bond Index. Prior to February 1, 2020, the Diversified Income Builder Blended Index was composed 65% of the ICE BofA U.S. Cash Pay High Yield Index, and 35% of the Russell 1000® Index. Prior to January 2, 2018, the Diversified Income Builder Blended Index was composed 75% of the ICE BofA U.S. Cash Pay High Yield Index, and 25% the Russell 1000® Index. You cannot invest directly in an index.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 359,143,426
Holdings Count | Holding	445
Advisory Fees Paid, Amount	$ 986,841
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$359,143,426
# of portfolio holdings	445
Portfolio turnover rate	83%
Total advisory fees paid	$986,841

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Common stocks	38.8
Corporate bonds and notes	37.3
Yankee corporate bonds and notes	11.0
Foreign corporate bonds and notes	6.7
Municipal obligations	3.3
Loans	2.3
Preferred stocks	0.4
Asset-backed securities	0.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	1.9
Microsoft Corp.	1.5
Apple, Inc.	1.1
Alphabet, Inc. Class A	1.1
Taiwan Semiconductor Manufacturing Co. Ltd.	1.0
Broadcom, Inc.	0.8
Amazon.com, Inc.	0.8
Walmart, Inc.	0.8
Citigroup, Inc.	0.8
Sompo Holdings, Inc.	0.6

Material Fund Change [Text Block]
C000205250
Shareholder Report [Line Items]
Fund Name	Diversified Income Builder Fund
Class Name	Class R6
Trading Symbol	EKSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Income Builder Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$45	0.42%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the past year, equity and fixed income markets benefited from fairly steady economic growth and moderating inflation, along with expectations of Federal Reserve rate cuts. U.S. consumers remained resilient, supported by strong labor markets and solid household balance sheets. Equity gains broadened beyond mega-cap stocks, while fixed income rallied on easing yield expectations. Risks have emerged, including tariffs, immigration restrictions, and slowing job growth. Medium-term economic growth remains promising, but policy sequencing will be key. The Fund maintained an equity overweight throughout the year, which contributed to relative performance. Selection within our global equity strategy was the top contributor to performance for the year, while our tactical duration positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class R6	Diversified Income Builder Blended Index	Bloomberg U.S. Universal Bond Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,334	$10,409	$10,032
11/30/2015	$10,242	$10,244	$9,995
12/31/2015	$10,188	$10,002	$9,945
1/31/2016	$10,104	$9,749	$10,055
2/29/2016	$10,232	$9,783	$10,127
3/31/2016	$10,627	$10,275	$10,251
4/30/2016	$10,754	$10,595	$10,321
5/31/2016	$10,867	$10,694	$10,329
6/30/2016	$10,979	$10,786	$10,511
7/31/2016	$11,321	$11,094	$10,597
8/31/2016	$11,495	$11,283	$10,609
9/30/2016	$11,588	$11,340	$10,611
10/31/2016	$11,547	$11,311	$10,541
11/30/2016	$11,554	$11,389	$10,304
12/31/2016	$11,750	$11,609	$10,334
1/31/2017	$11,900	$11,784	$10,371
2/28/2017	$12,139	$12,036	$10,451
3/31/2017	$12,119	$12,019	$10,447
4/30/2017	$12,271	$12,153	$10,534
5/31/2017	$12,374	$12,275	$10,615
6/30/2017	$12,371	$12,306	$10,606
7/31/2017	$12,546	$12,473	$10,659
8/31/2017	$12,569	$12,481	$10,751
9/30/2017	$12,688	$12,632	$10,713
10/31/2017	$12,842	$12,740	$10,726
11/30/2017	$12,924	$12,810	$10,710
12/31/2017	$12,895	$12,874	$10,757
1/31/2018	$13,114	$13,174	$10,654
2/28/2018	$12,771	$12,924	$10,553
3/31/2018	$12,688	$12,769	$10,606
4/30/2018	$12,693	$12,839	$10,535
5/31/2018	$12,792	$12,952	$10,592
6/30/2018	$12,803	$13,011	$10,577
7/31/2018	$13,034	$13,263	$10,599
8/31/2018	$13,157	$13,485	$10,651
9/30/2018	$13,127	$13,554	$10,606
10/31/2018	$12,627	$13,074	$10,517
11/30/2018	$12,629	$13,092	$10,564
12/31/2018	$12,248	$12,489	$10,730
1/31/2019	$12,940	$13,228	$10,878
2/28/2019	$13,209	$13,529	$10,889
3/31/2019	$13,378	$13,698	$11,086
4/30/2019	$13,559	$14,016	$11,102
5/31/2019	$13,220	$13,587	$11,272
6/30/2019	$13,720	$14,139	$11,431
7/31/2019	$13,723	$14,262	$11,465
8/31/2019	$13,678	$14,208	$11,725
9/30/2019	$13,793	$14,323	$11,674
10/31/2019	$13,842	$14,452	$11,712
11/30/2019	$13,996	$14,668	$11,709
12/31/2019	$14,286	$15,014	$11,727
1/31/2020	$14,258	$15,020	$11,937
2/29/2020	$13,863	$14,618	$12,116
3/31/2020	$12,265	$13,085	$11,879
4/30/2020	$13,029	$13,769	$12,117
5/31/2020	$13,412	$14,306	$12,230
6/30/2020	$13,566	$14,516	$12,332
7/31/2020	$14,071	$15,157	$12,549
8/31/2020	$14,264	$15,460	$12,477
9/30/2020	$14,103	$15,238	$12,454
10/31/2020	$14,120	$15,178	$12,410
11/30/2020	$14,714	$16,030	$12,572
12/31/2020	$15,019	$16,403	$12,615
1/31/2021	$15,020	$16,398	$12,536
2/28/2021	$15,160	$16,490	$12,374
3/31/2021	$15,286	$16,585	$12,230
4/30/2021	$15,509	$16,895	$12,333
5/31/2021	$15,649	$16,996	$12,380
6/30/2021	$15,775	$17,209	$12,470
7/31/2021	$15,850	$17,306	$12,595
8/31/2021	$16,031	$17,466	$12,587
9/30/2021	$15,794	$17,265	$12,479
10/31/2021	$16,053	$17,467	$12,469
11/30/2021	$15,951	$17,262	$12,484
12/31/2021	$16,292	$17,627	$12,476
1/31/2022	$15,637	$17,063	$12,202
2/28/2022	$15,424	$16,831	$12,036
3/31/2022	$15,270	$16,759	$11,713
4/30/2022	$14,494	$15,961	$11,276
5/31/2022	$14,448	$16,011	$11,338
6/30/2022	$13,620	$14,983	$11,112
7/31/2022	$14,349	$15,842	$11,391
8/31/2022	$13,955	$15,399	$11,095
9/30/2022	$13,171	$14,560	$10,617
10/31/2022	$13,595	$15,003	$10,500
11/30/2022	$14,019	$15,550	$10,892
12/31/2022	$13,783	$15,316	$10,855
1/31/2023	$14,412	$16,018	$11,192
2/28/2023	$14,169	$15,715	$10,917
3/31/2023	$14,218	$16,002	$11,173
4/30/2023	$14,336	$16,166	$11,241
5/31/2023	$14,319	$16,003	$11,124
6/30/2023	$14,714	$16,383	$11,107
7/31/2023	$15,000	$16,671	$11,118
8/31/2023	$14,846	$16,568	$11,051
9/30/2023	$14,556	$16,217	$10,788
10/31/2023	$14,366	$15,936	$10,625
11/30/2023	$15,144	$16,848	$11,104
12/31/2023	$15,689	$17,520	$11,525
1/31/2024	$15,832	$17,540	$11,497
2/29/2024	$16,203	$17,719	$11,360
3/31/2024	$16,532	$18,009	$11,471
4/30/2024	$16,312	$17,683	$11,203
5/31/2024	$16,733	$18,025	$11,389
6/30/2024	$16,907	$18,252	$11,493
7/31/2024	$17,105	$18,603	$11,754
8/31/2024	$17,365	$18,941	$11,927
9/30/2024	$17,493	$19,273	$12,090
10/31/2024	$17,355	$19,028	$11,816
11/30/2024	$17,674	$19,366	$11,940
12/31/2024	$17,565	$19,153	$11,760
1/31/2025	$17,848	$19,488	$11,831
2/28/2025	$18,063	$19,601	$12,075
3/31/2025	$17,823	$19,283	$12,073
4/30/2025	$17,895	$19,339	$12,115
5/31/2025	$18,289	$19,792	$12,054
6/30/2025	$18,856	$20,279	$12,242
7/31/2025	$19,045	$20,387	$12,224
8/31/2025	$19,282	$20,702	$12,371
9/30/2025	$19,744	$21,017	$12,502

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	12.86	6.96	7.04
Diversified Income Builder Blended IndexFootnote Reference†	9.05	6.64	7.71
Bloomberg U.S. Universal Bond Index	3.40	0.08	2.26

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
Footnote†	Source: Allspring Funds Management, LLC. The Diversified Income Builder Blended Index is composed 60% of the ICE BofA U.S. Cash Pay High Yield Index, 25% of the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) and 15% of the Bloomberg U.S. Aggregate Bond Index. Prior to February 1, 2020, the Diversified Income Builder Blended Index was composed 65% of the ICE BofA U.S. Cash Pay High Yield Index, and 35% of the Russell 1000® Index. Prior to January 2, 2018, the Diversified Income Builder Blended Index was composed 75% of the ICE BofA U.S. Cash Pay High Yield Index, and 25% the Russell 1000® Index. You cannot invest directly in an index.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 359,143,426
Holdings Count | Holding	445
Advisory Fees Paid, Amount	$ 986,841
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$359,143,426
# of portfolio holdings	445
Portfolio turnover rate	83%
Total advisory fees paid	$986,841

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Common stocks	38.8
Corporate bonds and notes	37.3
Yankee corporate bonds and notes	11.0
Foreign corporate bonds and notes	6.7
Municipal obligations	3.3
Loans	2.3
Preferred stocks	0.4
Asset-backed securities	0.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	1.9
Microsoft Corp.	1.5
Apple, Inc.	1.1
Alphabet, Inc. Class A	1.1
Taiwan Semiconductor Manufacturing Co. Ltd.	1.0
Broadcom, Inc.	0.8
Amazon.com, Inc.	0.8
Walmart, Inc.	0.8
Citigroup, Inc.	0.8
Sompo Holdings, Inc.	0.6

Material Fund Change [Text Block]
C000089468
Shareholder Report [Line Items]
Fund Name	Diversified Income Builder Fund
Class Name	Institutional Class
Trading Symbol	EKSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Income Builder Fund for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$55	0.52%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the past year, equity and fixed income markets benefited from fairly steady economic growth and moderating inflation, along with expectations of Federal Reserve rate cuts. U.S. consumers remained resilient, supported by strong labor markets and solid household balance sheets. Equity gains broadened beyond mega-cap stocks, while fixed income rallied on easing yield expectations. Risks have emerged, including tariffs, immigration restrictions, and slowing job growth. Medium-term economic growth remains promising, but policy sequencing will be key. The Fund maintained an equity overweight throughout the year, which contributed to relative performance. Selection within our global equity strategy was the top contributor to performance for the year, while our tactical duration positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Institutional Class	Diversified Income Builder Blended Index	Bloomberg U.S. Universal Bond Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,334	$10,409	$10,032
11/30/2015	$10,242	$10,244	$9,995
12/31/2015	$10,188	$10,002	$9,945
1/31/2016	$10,104	$9,749	$10,055
2/29/2016	$10,232	$9,783	$10,127
3/31/2016	$10,627	$10,275	$10,251
4/30/2016	$10,754	$10,595	$10,321
5/31/2016	$10,867	$10,694	$10,329
6/30/2016	$10,979	$10,786	$10,511
7/31/2016	$11,321	$11,094	$10,597
8/31/2016	$11,495	$11,283	$10,609
9/30/2016	$11,588	$11,340	$10,611
10/31/2016	$11,547	$11,311	$10,541
11/30/2016	$11,554	$11,389	$10,304
12/31/2016	$11,750	$11,609	$10,334
1/31/2017	$11,900	$11,784	$10,371
2/28/2017	$12,139	$12,036	$10,451
3/31/2017	$12,119	$12,019	$10,447
4/30/2017	$12,271	$12,153	$10,534
5/31/2017	$12,374	$12,275	$10,615
6/30/2017	$12,371	$12,306	$10,606
7/31/2017	$12,546	$12,473	$10,659
8/31/2017	$12,569	$12,481	$10,751
9/30/2017	$12,688	$12,632	$10,713
10/31/2017	$12,842	$12,740	$10,726
11/30/2017	$12,924	$12,810	$10,710
12/31/2017	$12,895	$12,874	$10,757
1/31/2018	$13,114	$13,174	$10,654
2/28/2018	$12,771	$12,924	$10,553
3/31/2018	$12,688	$12,769	$10,606
4/30/2018	$12,693	$12,839	$10,535
5/31/2018	$12,792	$12,952	$10,592
6/30/2018	$12,803	$13,011	$10,577
7/31/2018	$13,034	$13,263	$10,599
8/31/2018	$13,156	$13,485	$10,651
9/30/2018	$13,147	$13,554	$10,606
10/31/2018	$12,646	$13,074	$10,517
11/30/2018	$12,647	$13,092	$10,564
12/31/2018	$12,242	$12,489	$10,730
1/31/2019	$12,934	$13,228	$10,878
2/28/2019	$13,201	$13,529	$10,889
3/31/2019	$13,392	$13,698	$11,086
4/30/2019	$13,549	$14,016	$11,102
5/31/2019	$13,232	$13,587	$11,272
6/30/2019	$13,731	$14,139	$11,431
7/31/2019	$13,733	$14,262	$11,465
8/31/2019	$13,686	$14,208	$11,725
9/30/2019	$13,778	$14,323	$11,674
10/31/2019	$13,850	$14,452	$11,712
11/30/2019	$13,956	$14,668	$11,709
12/31/2019	$14,271	$15,014	$11,727
1/31/2020	$14,241	$15,020	$11,937
2/29/2020	$13,846	$14,618	$12,116
3/31/2020	$12,249	$13,085	$11,879
4/30/2020	$12,983	$13,769	$12,117
5/31/2020	$13,365	$14,306	$12,230
6/30/2020	$13,542	$14,516	$12,332
7/31/2020	$14,020	$15,157	$12,549
8/31/2020	$14,213	$15,460	$12,477
9/30/2020	$14,050	$15,238	$12,454
10/31/2020	$14,091	$15,178	$12,410
11/30/2020	$14,682	$16,030	$12,572
12/31/2020	$14,986	$16,403	$12,615
1/31/2021	$14,986	$16,398	$12,536
2/28/2021	$15,124	$16,490	$12,374
3/31/2021	$15,224	$16,585	$12,230
4/30/2021	$15,470	$16,895	$12,333
5/31/2021	$15,608	$16,996	$12,380
6/30/2021	$15,732	$17,209	$12,470
7/31/2021	$15,806	$17,306	$12,595
8/31/2021	$15,960	$17,466	$12,587
9/30/2021	$15,748	$17,265	$12,479
10/31/2021	$15,980	$17,467	$12,469
11/30/2021	$15,877	$17,262	$12,484
12/31/2021	$16,240	$17,627	$12,476
1/31/2022	$15,586	$17,063	$12,202
2/28/2022	$15,347	$16,831	$12,036
3/31/2022	$15,218	$16,759	$11,713
4/30/2022	$14,444	$15,961	$11,276
5/31/2022	$14,397	$16,011	$11,338
6/30/2022	$13,544	$14,983	$11,112
7/31/2022	$14,270	$15,842	$11,391
8/31/2022	$13,903	$15,399	$11,095
9/30/2022	$13,120	$14,560	$10,617
10/31/2022	$13,515	$15,003	$10,500
11/30/2022	$13,963	$15,550	$10,892
12/31/2022	$13,700	$15,316	$10,855
1/31/2023	$14,352	$16,018	$11,192
2/28/2023	$14,109	$15,715	$10,917
3/31/2023	$14,157	$16,002	$11,173
4/30/2023	$14,273	$16,166	$11,241
5/31/2023	$14,228	$16,003	$11,124
6/30/2023	$14,620	$16,383	$11,107
7/31/2023	$14,931	$16,671	$11,118
8/31/2023	$14,776	$16,568	$11,051
9/30/2023	$14,486	$16,217	$10,788
10/31/2023	$14,268	$15,936	$10,625
11/30/2023	$15,041	$16,848	$11,104
12/31/2023	$15,583	$17,520	$11,525
1/31/2024	$15,723	$17,540	$11,497
2/29/2024	$16,091	$17,719	$11,360
3/31/2024	$16,417	$18,009	$11,471
4/30/2024	$16,197	$17,683	$11,203
5/31/2024	$16,614	$18,025	$11,389
6/30/2024	$16,815	$18,252	$11,493
7/31/2024	$17,010	$18,603	$11,754
8/31/2024	$17,238	$18,941	$11,927
9/30/2024	$17,364	$19,273	$12,090
10/31/2024	$17,225	$19,028	$11,816
11/30/2024	$17,541	$19,366	$11,940
12/31/2024	$17,431	$19,153	$11,760
1/31/2025	$17,711	$19,488	$11,831
2/28/2025	$17,953	$19,601	$12,075
3/31/2025	$17,683	$19,283	$12,073
4/30/2025	$17,753	$19,339	$12,115
5/31/2025	$18,174	$19,792	$12,054
6/30/2025	$18,705	$20,279	$12,242
7/31/2025	$18,922	$20,387	$12,224
8/31/2025	$19,155	$20,702	$12,371
9/30/2025	$19,581	$21,017	$12,502

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	12.77	6.86	6.95
Diversified Income Builder Blended IndexFootnote Reference*	9.05	6.64	7.71
Bloomberg U.S. Universal Bond Index	3.40	0.08	2.26

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Diversified Income Builder Blended Index is composed 60% of the ICE BofA U.S. Cash Pay High Yield Index, 25% of the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) and 15% of the Bloomberg U.S. Aggregate Bond Index. Prior to February 1, 2020, the Diversified Income Builder Blended Index was composed 65% of the ICE BofA U.S. Cash Pay High Yield Index, and 35% of the Russell 1000® Index. Prior to January 2, 2018, the Diversified Income Builder Blended Index was composed 75% of the ICE BofA U.S. Cash Pay High Yield Index, and 25% the Russell 1000® Index. You cannot invest directly in an index.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 359,143,426
Holdings Count | Holding	445
Advisory Fees Paid, Amount	$ 986,841
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$359,143,426
# of portfolio holdings	445
Portfolio turnover rate	83%
Total advisory fees paid	$986,841

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Common stocks	38.8
Corporate bonds and notes	37.3
Yankee corporate bonds and notes	11.0
Foreign corporate bonds and notes	6.7
Municipal obligations	3.3
Loans	2.3
Preferred stocks	0.4
Asset-backed securities	0.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	1.9
Microsoft Corp.	1.5
Apple, Inc.	1.1
Alphabet, Inc. Class A	1.1
Taiwan Semiconductor Manufacturing Co. Ltd.	1.0
Broadcom, Inc.	0.8
Amazon.com, Inc.	0.8
Walmart, Inc.	0.8
Citigroup, Inc.	0.8
Sompo Holdings, Inc.	0.6

Material Fund Change [Text Block]

[1]	Annualized